     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 9, 2007.

                                                              FILE NO. 333-50467

                                                                       811-06285

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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                   / /
POST-EFFECTIVE AMENDMENT NO. 23                               /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 264                                             /X/

                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2007 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on                           , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                                     PART A

PUTNAM HARTFORD CAPITAL ACCESS


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT TEN (EST. 3/1/93)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TEN (EST. 6/22/87)
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085


TELEPHONE:  1-800-521-0538

                                                             [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase Series
I and Series IR of Putnam Hartford Capital Access variable annuity. Please read it carefully before you purchase your variable annuity.


This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:


X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio company: Putnam Variable Trust.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and includes Financial Statements for Hartford and the Separate Account. Like this prospectus, the Statement of Additional Information is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 1, 2007



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2007

2

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TABLE OF CONTENTS


                                                                         PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     7
GENERAL CONTRACT INFORMATION                                                   8
  The Company                                                                  8
  The Separate Account                                                         8
  The Funds                                                                    9
PERFORMANCE RELATED INFORMATION                                               12
THE CONTRACT                                                                  13
  Purchases and Contract Value                                                13
  Charges and Fees                                                            17
  The Hartford's Principal First                                              18
  Death Benefit                                                               20
  Surrenders                                                                  24
ANNUITY PAYOUTS                                                               25
OTHER PROGRAMS AVAILABLE                                                      28
OTHER INFORMATION                                                             29
  Legal Matters                                                               32
  More Information                                                            33
FEDERAL TAX CONSIDERATIONS                                                    33
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      39
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       APP I-1
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                APP II-1
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES             APP III-1
APPENDIX IV -- ACCUMULATION UNIT VALUES                                 APP IV-1

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: U.S. Wealth Management, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and withdrawals.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

4

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DEATH BENEFIT: The amount payable if the Contract Owner, Joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

GENERAL ACCOUNT: This account holds our company assets, including any assets not allocated to a Separate Account. The assets in the General Account are available to the creditors of Hartford.


JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.


MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that an individual age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected you make take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

                                                  CONTRACT          CONTRACT
                                                 YEARS 1-7          YEARS 8+
--------------------------------------------------------------------------------
Sales Charge Imposed on Purchases (as a              None              None
 percentage of Premium Payments)
Contingent Deferred Sales Charge (as a               None              None
 percentage of Premium Payments)

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (1)                                                                               $30        $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
  Mortality and Expense Risk Charge                                                                       1.50%      1.25%
  Total Separate Account Annual Expenses                                                                  1.50%      1.25%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
  The Hartford's Principal First Charge (2)                                                               0.75%      0.75%
  Optional Death Benefit Charge                                                                           0.15%      0.15%
  Earnings Protection Benefit Charge                                                                      0.20%      0.20%
  Total Separate Account Annual Expenses with all optional charges                                        2.80%      2.35%

(1) An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

(2) While the maximum charge for The Hartford's Principal First is 0.75%, the current charge for this benefit is 0.50%. This charge may increase on or after the 5th anniversary of election. See "The Contract" section for additional information.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.80%              1.50%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

6

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR THE ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $450
3 years                                                                   $1,357
5 years                                                                   $2,272
10 years                                                                  $4,522



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $420
3 years                                                                   $1,327
5 years                                                                   $2,242
10 years                                                                  $4,492



(3)  If you do not Surrender your Contract:



1 year                                                                      $450
3 years                                                                   $1,357
5 years                                                                   $2,272
10 years                                                                  $4,522


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-521-0538.

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract.

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- During Contract Years 1-7, a mortality and expense risk charge is deducted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Sub-Accounts. In Contract Year 8 or at the Annuity Commencement Date, whichever comes sooner, the mortality and expense risk charge drops to 1.25% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses for more complete infomation.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts (particularly in Contracts with lower Contract Value).

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant, die before we begin to make Annuity Payouts. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Contract Value of your Contract, or

-   Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

8

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-   Your Anniversary Value is reduced by the dollar amount of any partial
    Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;
-     The Contract Value of your Contract;
-     Your Maximum Anniversary Value; or
- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with a Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be based on the investment allocation of your Contract in effect on the Annuity Commencement Date.

GENERAL CONTRACT INFORMATION


THE COMPANY



We are stock life insurance companies engaged in the business of writing life insurance and individual and group annuities Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States, except New York, and in the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE SEPARATE ACCOUNT


The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:


- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

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                                                                           9

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-   Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

THE FUNDS

The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:


FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 PUTNAM VT AMERICAN        High current income with   Putnam Investment Management,
  GOVERNMENT INCOME FUND   preservation of capital    LLC
  -- CLASS IB              as its secondary
                           objective
 PUTNAM VT CAPITAL         Capital appreciation       Putnam Investment Management,
  APPRECIATION FUND --                                LLC
  CLASS IB
 PUTNAM VT CAPITAL         Long-term growth of        Putnam Investment Management,
  OPPORTUNITIES FUND --    capital                    LLC
  CLASS IB
 PUTNAM VT DISCOVERY       Long-term growth of        Putnam Investment Management,
  GROWTH FUND -- CLASS IB  capital                    LLC
 PUTNAM VT DIVERSIFIED     As high a level of         Putnam Investment Management,
  INCOME FUND -- CLASS IB  current income as Putnam   LLC
                           Management believes is     Sub-advised by Putnam
                           consistent with            Investments Limited
                           preservation of capital
 PUTNAM VT EQUITY INCOME   Capital growth and         Putnam Investment Management,
  FUND -- CLASS IB         current income             LLC
 PUTNAM VT GLOBAL ASSET    High level of long-term    Putnam Investment Management,
  ALLOCATION FUND --       total return consistent    LLC
  CLASS IB                 with preservation of
                           capital
 PUTNAM VT GLOBAL EQUITY   Capital appreciation       Putnam Investment Management,
  FUND -- CLASS IB                                    LLC
 PUTNAM VT GROWTH AND      Capital growth and         Putnam Investment Management,
  INCOME FUND -- CLASS IB  current income             LLC

10

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
FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
 PUTNAM VT GROWTH          Capital appreciation       Putnam Investment Management,
  OPPORTUNITIES FUND --                               LLC
  CLASS IB
 PUTNAM VT HEALTH          Capital appreciation       Putnam Investment Management,
  SCIENCES FUND -- CLASS                              LLC
  IB+
 PUTNAM VT HIGH YIELD      High current income.       Putnam Investment Management,
  FUND -- CLASS IB         Capital growth is a        LLC
                           secondary goal when        Sub-advised by Putnam
                           consistent with achieving  Investments Limited
                           high current income
 PUTNAM VT INCOME FUND --  High current income        Putnam Investment Management,
  CLASS IB                 consistent with what       LLC
                           Putnam Management
                           believes to be prudent
                           risk
 PUTNAM VT INTERNATIONAL   Capital appreciation       Putnam Investment Management,
  EQUITY FUND -- CLASS IB                             LLC
                                                      Sub-advised by Putnam
                                                      Investments Limited
 PUTNAM VT INTERNATIONAL   Capital growth. Current    Putnam Investment Management,
  GROWTH AND INCOME FUND   income is a secondary      LLC
  -- CLASS IB              objective                  Sub-advised by Putnam
                                                      Investments Limited
 PUTNAM VT INTERNATIONAL   Long-term capital          Putnam Investment Management,
  NEW OPPORTUNITIES FUND   appreciation               LLC
  -- CLASS IB
 PUTNAM VT INVESTORS FUND  Long-term growth of        Putnam Investment Management,
  -- CLASS IB              capital and any increased  LLC
                           income that results from
                           this growth
 PUTNAM VT MID CAP VALUE   Capital appreciation and,  Putnam Investment Management,
  FUND -- CLASS IB         as a secondary objective,  LLC
                           current income
 PUTNAM VT MONEY MARKET    As high a rate of current  Putnam Investment Management,
  FUND -- CLASS IB         income as Putnam           LLC
                           Management believes is
                           consistent with
                           preservation of capital
                           and maintenance of
                           liquidity
 PUTNAM VT NEW             Long-term capital          Putnam Investment Management,
  OPPORTUNITIES FUND --    appreciation               LLC
  CLASS IB
 PUTNAM VT NEW VALUE FUND  Long-term capital          Putnam Investment Management,
  -- CLASS IB              appreciation               LLC
 PUTNAM VT OTC & EMERGING  Capital appreciation       Putnam Investment Management,
  GROWTH FUND -- CLASS IB                             LLC
 PUTNAM VT RESEARCH FUND   Capital appreciation       Putnam Investment Management,
  -- CLASS IB                                         LLC
 PUTNAM VT SMALL CAP       Capital appreciation       Putnam Investment Management,
  VALUE FUND -- CLASS IB                              LLC
 PUTNAM VT THE GEORGE      A balanced investment      Putnam Investment Management,
  PUTNAM FUND OF BOSTON    composed of a well         LLC
  -- CLASS IB              diversified portfolio of
                           stocks and bonds which
                           provide both capital
                           growth and current income
 PUTNAM VT UTILITIES       Capital growth and         Putnam Investment Management,
  GROWTH AND INCOME FUND   current income             LLC
  -- CLASS IB                                         Sub-advised by Putnam
                                                      Investments Limited
 PUTNAM VT VISTA FUND --   Capital appreciation       Putnam Investment Management,
  CLASS IB                                            LLC
 PUTNAM VT VOYAGER FUND    Capital appreciation       Putnam Investment Management,
  -- CLASS IB                                         LLC



+ Closed to Contracts issued on or after May 3, 2004.


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The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.


We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.



As of December 31, 2006, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Mentor Investment Advisors, LLC,

12

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Fidelity Distributors Corporation, Fifth Third Bank Corporation, Franklin
Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distributors, Inc. & Morgan Stanley Select Dimensions Investment Series, MTB Investment Advisors, Inc., Banc of America Advisors, LLC, Banc One Investment Advisors Corporation, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, SunTrust Securities, Inc. & Trusco Capital Management, Inc., UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to, among other things, provide administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.25%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2006, revenue sharing and Rule 12b-1 fees did not exceed $125.0 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Separate Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

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THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

HOW DO I PURCHASE A CONTRACT?


You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.



To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents.



The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.



Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred.



Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.



You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.


HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?


If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written

14

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request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.



Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.


HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures.

WHAT IS A SUB-ACCOUNT TRANSFER?


A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?



Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.



In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.



We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.



For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell

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order minus the purchase order of $300,000) rather than making two or more transactions.



WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?



FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.



EXAMPLES



TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account



SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE.Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.



We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.



The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.



We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.



THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:



ABUSIVE TRANSFER RULE (EFFECTIVE UNTIL JULY 1, 2007):



Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Rule.



We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund's Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Rule. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection.



We consider some or all of the following factors:



-   the dollar amount of the transfer;



-   the total assets of the Funds involved in the transfer;



-   the number of transfers completed in the current calendar quarter;



- whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies; or



-   the frequent trading policies and procedures of a potentially affected Fund.



If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary. We do not differentiate between Contract Owners when enforcing this policy.


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FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)



You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.



We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning, you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.



Fund abusive transfer policies do not apply or may be limited. For instance:



- Certain types of financial intermediaries may not be required to provide us with shareholder information.



- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.



- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.



- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.



POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,



- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.



- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.



- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.



HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?



We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.



Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.



In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.


TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

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We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract during Contract Years 1-7, we deduct a daily charge at an annual rate of 1.50% of Sub-Account Value. After Contract Year 7 or at the Annuity Commencement Date, whichever comes sooner, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

18

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CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund prospectuses.

THE HARTFORD'S PRINCIPAL FIRST CHARGE

The Hartford's Principal First is an option that can be elected at an additional charge. We will deduct an additional charge on a daily basis that is based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. If you bought your Contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST


The Hartford's Principal First is an option that can be elected at an additional charge if we offer this rider at that time. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract. If you elect The Hartford's Principal First, a company-sponsored exchange will not be considered to be a revocation or termination of the benefit.


If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT OUT OF YOUR CONTRACT WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT MAY BE LOWER IN THE FUTURE. We recalculate your Benefit Amount by comparing the results of two calculations. First, we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We

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  recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7%
  of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

-   The Contract Value at the time of the ownership change or assignment.

Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 5% or 7% of the additional Premium Payment for The Hartford's Principal First Preferred and The Hartford's Principal First, respectively.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.


We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for The Hartford's Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current The Hartford's Principal First charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.



You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called "election dates" in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:



- We will accept requests for a step-up in writing, verbally or electronically, if available.



- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.



- We will not accept any written election request received more than 30 days prior to an election date.



- We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.



- If an election form is received in good order within the 30 days prior to an election date, the "step-up" will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the "step-up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.



- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.



- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.


You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment

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through an Annuity Payout option called The Hartford's Principal First Payout
Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose from another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

If you surrender all of your Contract Value or your Contract Value is reduced to zero, but you still have a Benefit Amount, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your beneficiary will continue to receive the remaining payments.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

The Hartford's Principal First may not be available through all broker-dealer firms.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner or the Annuitant dies before we begin to make annuity payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Contract Value of your Contract; or

-   The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

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                                                                          21

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-   Plus any Premium Payments made after the Optional Death Benefit is added;

-   Minus any partial Surrenders after the Optional Death Benefit is added;

-   Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.

EARNINGS PROTECTIONS BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

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22

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FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   You took no partial Surrenders,

-   The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death equals $400,000,

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

For more information on how these optional benefits may affect your taxes, please see the section entitled, Federal Tax Considerations, under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

-   The aggregate Premium Payments minus any Surrenders;

-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect, under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before

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the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:


IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     Death Benefit is paid to the
                                                                  Annuitant                        Contract Owner and not the
                                                                                                   designated Beneficiary.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.


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24

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IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives a payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the surrender with no premium payments made during the prior two contract years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you

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                                                                          25

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want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

-   What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed-dollar amount or variable-dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

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26

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2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. The Hartford's Principal First Payout Option is available only to Contract Holders who elect The Hartford's Principal First rider. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 5 years. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

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IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be based on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT OR VARIABLE-DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

-   the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the

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result by the payment factor defined in the Contract for the selected Annuity
Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other Programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE(R) Program -- InvestEase(R) is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

AUTOMATIC REBALANCING PROGRAM -- Automatic Rebalancing is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Automatic Rebalancing Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer earnings from a Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/ Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

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OTHER PROGRAM CONSIDERATIONS



- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.



- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:



       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;



       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund; or



       - any Fund closes to new investments -- then your allocations to that Fund will be pro-rated among remaining available Funds.



     You may always provide us with updated instructions following any of these events.



- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.



- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.



-   These Programs may be adversely affected by Fund trading policies.


OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.



HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2006. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").



The Core (the version of this Contract that we call "Core" has no specific marketing name) and Edge Contracts may be sold directly to the following individuals free of any sales commission: (1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and (2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Contract with a one-time only credit of 5.0% of the initial Premium Payment. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.



We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.



Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary's internal compensation practices.



Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional


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benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.



COMMISSIONS



Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.



Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.



Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.



ADDITIONAL PAYMENTS



Subject to NASD and Financial Intermediary rules, we (or our affiliates) also pay the following types of promotional fees to encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.



ADDITIONAL
PAYMENT TYPE                                                     WHAT IT'S USED FOR
-------------------------------------------------------------------------------------------------------------------------------
Access                Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits.
Gifts &               Occasional meals and entertainment, tickets to sporting events and nominal gifts.
Entertainment
Marketing             Joint marketing campaigns and/or Financial Intermediary event advertising/ participation; sponsorship of
                      Financial Intermediary sales contests and/or promotions in which participants (including Registered
                      Representatives) receive prizes such as travel awards, merchandise and recognition.
Marketing Expense     Pay Fund-related parties for wholesaler support, training and marketing activities for certain Funds.
Allowances
Support               Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services
                      (including sub-accounting and the preparation of account statements and other communications), sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training              Educational, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility            Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                Pay for the overall volume of their sales or the amount of money investing in our products.



As of December 31, 2006, we have entered into arrangements to make Additional Payments (excluding Marketing Expense Allowances and Travel & Entertainment) to the following Financial Intermediaries for our entire suite of variable annuities:



A.G. Edwards & Sons, Inc., Advisory Group Equity Services Ltd, AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc. AIG SunAmerica), Allen & Co., of Florida, Inc., Amcore Investment Services, Inc., American Classic Securities, American General Securities Inc., American Independent Sec's Inc., Ameritas Investment Corp., Amsouth Bank, AMSouth Investment Services, Inc., Arvest Asset Management, Associated Financial Services, Inc. Associated Investment Services Inc., Associated Securities Corp., B.C. Ziegler and Company, Banc of America Investment Services Inc., Bancorpsouth Investment Services Inc., Bancwest Investment Services, Inc., Bank of America, Bank of New York, Bank of the West, BB&T Investment Services, Inc., BCG Securities, Inc., Berthel, Fisher & Company Financial Services Inc., BI Investments, LLC, BNY


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Investment Center of The Bank of New York Company, Inc., BOSC, Inc., Brecek &
Young Advisors, Inc., Brookstone Securities, Inc., Brookstreet Securities, Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cantella & Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Carillon Investments, Inc., Centaurus Financial, Inc., Chase Investments Services, Corp., Citicorp Investment Services, Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Compass Brokerage, Inc., Countrywide Investment Services Inc., Crown Capital Securities, L.P., CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Davenport & Company LLC, DFC Investor Services, Dominion Investor Services, Inc., Duerr Financial Corporation, Eagle One Investments, LLC, Edward
D. Jones & Co., L.P., Empire Securities Corporation, Equity Services, Inc., Essex National Securities, Inc., Ferris/Baker Watts, FFP Securities, Inc., Fifth Third Securities, Financial Planning Consultants, Fintegra LLC, First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Southeast Inv. Services, First St. Louis Securities, Inc., First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities Inc., FNB Brokerage Services, Inc., FNIC F.I.D. Div., Forrester's Equity Services, Inc., Frost Brokerage Services, Inc., FSC Securities Corporation, Geneos Wealth Management, Inc., Girard Securities Inc., Grant Bettingen, Inc., Great American Advisors, Inc., Gunnallen Financial, Inc., H&R Block Financial Advs., Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Harold Dance Investments, Harvest Capital LLC, Hefren-Tillotson/Masterplan, Heim & Young Securities, Hornor, Townsend & Kent, Inc., HSBC Securities (USA) Inc., Huntington Investment Company, IBC Investments, IFMG Securities, Inc. at Rockland Trust, Independent Financial Group LLC, Infinex Financial Group, Infinex Investment, Inc., ING Advisors Network, (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.), InterSecurities, Inc., Investacorp, Inc. Investment Management Corp., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., IPI Investments, J.B. Hanauer & Co., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, KMS Financial Services, Inc., KNBT Securities, Inc., Kovack Securities, Inc., L.O. Thomas & Company LaSalle Financial Services, Inc., LaSalle Street Securities, Inc., Legacy Financial Services, Inc., Liberty Group, LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Linsco/Private Ledger Corp., M&I Brokerage Services, Inc., M&T Securities, Inc., McDonald Investments Inc., Mercantile Brokerage Services Inc., Merrill Lynch Pierce Fenner & Smith, Milkie/Ferguson Investments, MML Investor Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Company, Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), NBC Securities, Inc., Nettworth Financial Group, Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., OFG Financial Services., Inc., Ohio Savings Securities, Inc., OneAmerica Securities Inc., Online Brokerage Services, Oppenheimer and Co., Inc., Pacific West Securities, Inc., Paulson Investment Company Inc., Pension Planners Securities, Inc., Peoples Securities, Inc., PFIC, Prime Capital Management, Prime Capital Services, Inc., Princor Financial Service Corp., ProEquities, Inc., Prospera Financial Services, Inc., QA3 Financial Corp., Questar Capital Corp, Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., Resource Horizons Group, LLC, Robert W. Baird & Co. Inc., Rogan, Rosenberg & Assoc., Inc., Royal Alliance Associates, Inc., Royal Securities Company, Ryan Beck & Co., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Smith Barney, Sorrento Pacific, South Valley Wealth Management, Spectrum Capital, Inc., Sterne Agee & Leach, Inc., Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Summit Equities, Inc., Sun Trust Bank, SunAmerica Securities, Inc., SunTrust Investment Services, Inc., SunTrust Securities, Inc., Symetra Investment Services Inc., Synovus Securities, TFS Securities, Inc., The Huntington Investment Company, The Huntington Investment Plt, The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., U.S. Bancorp Piper Jaffray, UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, UnionBanc Investment Services, United Brokerage Services, Inc., United Global Securities, United Heritage Financial Services, US Bancorp FID, US Bancorp Investments, USAllianz Securities, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Vision Investment Services, Inc., Vorpahl Wing Securities, VSR Financial Services, Inc., Wachovia Securities, LLC (various divisions), Wall Street Financial Group, Walnut Street Securities, Inc., Washington Mutual Financial, Waterstone Financial Group, Webster Investments, Weitzel Financial Services Inc., Wells Fargo Brokerage Services, L.L.C., WesBanco Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), Workman Securities Corp., World Equity Group Inc., WRP Investments, Inc., WWK Investments, Inc., XCU Capital Corporation, Inc.



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether

32

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their Registered Representative is or should be included in any such listing.



As of December 31, 2006, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2006, Additional Payments did not in the aggregate exceed approximately $52.5 million (excluding corporate-sponsorship related perquisites, Marketing Expense Allowances and home office travel and entertainment expenses) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $14.7 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. For the fiscal year ended December 31, 2006, total travel and entertainment expenses incurred by our wholesalers did not in the aggregate exceed approximately $5.7 million.



LEGAL MATTERS



The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.



To date, the SEC's and New York Attorney General's Office's market timing investigations have not resulted in the initiation of any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83 million, pre-tax, for the market timing matters, none of which was attributed to HLIC. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life.



On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.



On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.



The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the

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HLS funds that serve as underlying investments for these accounts.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:


The Hartford
Attn: U.S. Wealth Management
P.O. Box 5085
Hartford, Connecticut 06102-5085


Telephone: 1-800-521-0538

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

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C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN
TAX-QUALIFIED RETIREMENT PLANS

SECTION 72 OF THE CODE GOVERNS THE TAXATION OF ANNUITIES IN GENERAL.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

        a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.


ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to the surrender charges) generally is an appropriate measure. However, in some instances, the IRS could take the position that the value should be the current Contract Value (determined without regard to the surrender charges) increased by some measure of the value of certain future cash-value type benefits.



iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."


iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount

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      received for purposes of this subparagraph a. and the next subparagraph b.
      This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

        b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

        c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.


Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.


        d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a recipient's becoming disabled.


        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).


        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).


        7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.


If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

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        e.   SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE
             EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

        1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

        g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

        h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

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-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.


For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.


The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

        1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

        2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.


Generally, no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the payee is generally liable for any failure to pay the


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full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs")


In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.


TRADITIONAL IRAs Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or

APP I-2

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securities) into your Traditional IRA under certain circumstances, as indicated
below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA. In addition, a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). Certain plans may not allow such rollovers.


IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

SEP IRAs Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

SIMPLE IRAs The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.


ROTH IRAs Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth


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                                                                     APP I-3

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IRA rider for the Contract has provisions that are designed to maintain the
Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2.    QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $45,000 in 2007) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.


A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;


       c.   upon the employee's death or disability;



       d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed); or



       e. as a qualified reservist distribution upon certain calls to active duty.


Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.

4.    DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a

APP I-4

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Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.


For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer or, during 2007, certain distributions from an IRA for charitable purposes). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.


6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

- made to a beneficiary (or to the employee's estate) on or after the employee's death;

-   attributable to the employee's becoming disabled under Code Section
    72(m)(7);

- part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;


- (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);



- not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or



-   certain qualified reservist distributions upon a call to active duty.


In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

- made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

-   for a qualified first-time home buyer and meets the requirements of Code
    Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied RETROACTIVELY TO ALL THE PRIOR PERIODIC PAYMENTS (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

b. RMDS AND 50% PENALTY TAX If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

                                                                     APP I-5

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An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

-   the calendar year in which the individual attains age 70 1/2, or

- (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

(a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

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By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either:

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).


Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a Plan from which a KETRA distribution was taken.

                                                                    APP II-1

-------------------------------------------------------------------------------

APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

                                                                    APP II-3

-------------------------------------------------------------------------------

PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                    APP II-5

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-6

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                   APP III-1


-------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                    APP IV-1

-------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Values, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-521-0538.


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.560        $12.580        $12.439        $12.434        $11.594
  Accumulation Unit Value at end of
   period                                $12.772        $12.560        $12.580        $12.439        $12.434
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             19             21             26             37
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.339        $11.454        $11.476             --             --
  Accumulation Unit Value at end of
   period                                $11.433        $11.339        $11.454             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.101         $8.564         $7.579         $6.165         $8.060
  Accumulation Unit Value at end of
   period                                $10.070         $9.101         $8.564         $7.579         $6.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              9              8              8              4
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.768         $8.321         $7.540             --             --
  Accumulation Unit Value at end of
   period                                 $9.620         $8.768         $8.321             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.288        $15.009        $12.899        $10.000             --
  Accumulation Unit Value at end of
   period                                $18.486        $16.288        $15.009        $12.899             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              5              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.923        $14.798        $13.224             --             --
  Accumulation Unit Value at end of
   period                                $17.919        $15.923        $14.798             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              9             --             --
PUTNAM DISCOVERY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.414         $5.125         $4.836         $3.719         $5.361
  Accumulation Unit Value at end of
   period                                 $5.924         $5.414         $5.125         $4.836         $3.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              7              9              9

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.045        $10.000             --             --
  Accumulation Unit Value at end of
   period                                $11.594        $11.045             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15              5             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.503        $10.000             --             --
  Accumulation Unit Value at end of
   period                                 $8.060         $9.503             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              1             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM DISCOVERY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

APP IV-2

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.216         $4.979         $4.832             --             --
  Accumulation Unit Value at end of
   period                                 $5.659         $5.216         $4.979             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.844        $12.653        $11.762         $9.945         $9.533
  Accumulation Unit Value at end of
   period                                $13.449        $12.844        $12.653        $11.762         $9.945
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             48             48             56             58
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.235        $13.149        $12.503             --             --
  Accumulation Unit Value at end of
   period                                $13.741        $13.235        $13.149             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.772        $13.251        $12.030        $10.000             --
  Accumulation Unit Value at end of
   period                                $16.124        $13.772        $13.251        $12.030             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             21             17             12             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.464        $13.064        $12.027             --             --
  Accumulation Unit Value at end of
   period                                $15.629        $13.464        $13.064             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              7             --             --
PUTNAM GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.102        $10.535         $9.802         $8.163         $9.472
  Accumulation Unit Value at end of
   period                                $12.343        $11.102        $10.535         $9.802         $8.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              2              4
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.161         $9.725         $9.229             --             --
  Accumulation Unit Value at end of
   period                                $11.202        $10.161         $9.725             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.453         $8.821         $7.876         $6.187         $8.093
  Accumulation Unit Value at end of
   period                                $11.474         $9.453         $8.821         $7.876         $6.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             17             29             31             42
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.869         $6.465         $5.944             --             --
  Accumulation Unit Value at end of
   period                                 $8.268         $6.869         $6.465             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.348         $9.506         $9.484        $10.000
  Accumulation Unit Value at end of
   period                                 $9.533         $9.348         $9.506         $9.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81             91             67             23
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.510        $11.214        $10.191        $10.000
  Accumulation Unit Value at end of
   period                                 $9.472        $10.510        $11.214        $10.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              6              4              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.697        $16.903        $10.425        $10.000
  Accumulation Unit Value at end of
   period                                 $8.093        $11.697        $16.903        $10.425
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             66             32              6
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

                                                                    APP IV-3

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.630        $11.219        $10.250         $8.168        $10.235
  Accumulation Unit Value at end of
   period                                $13.279        $11.630        $11.219        $10.250         $8.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                114            270            358            388            452
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.750        $10.459         $9.775             --             --
  Accumulation Unit Value at end of
   period                                $12.171        $10.750        $10.459             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              7             --             --
PUTNAM GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.449         $4.338         $4.328         $3.570         $5.140
  Accumulation Unit Value at end of
   period                                 $4.757         $4.449         $4.338         $4.328         $3.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             74             66             52             58
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.436         $4.363         $4.448             --             --
  Accumulation Unit Value at end of
   period                                 $4.704         $4.436         $4.363             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM HEALTH SCIENCES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.892        $10.665        $10.106         $8.665        $11.043
  Accumulation Unit Value at end of
   period                                $12.043        $11.892        $10.665        $10.106         $8.665
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             55             64             75             85
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.419         $7.614         $7.428             --             --
  Accumulation Unit Value at end of
   period                                 $8.453         $8.419         $7.614             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.505        $11.328        $10.402         $8.345         $8.533
  Accumulation Unit Value at end of
   period                                $12.526        $11.505        $11.328        $10.402         $8.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             36             74            147             72
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.613        $12.525        $11.782             --             --
  Accumulation Unit Value at end of
   period                                $13.616        $12.613        $12.525             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.634        $12.529        $12.178        $11.839        $11.139
  Accumulation Unit Value at end of
   period                                $13.008        $12.634        $12.529        $12.178        $11.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             90             92            109            132

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
PUTNAM GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.099        $10.440        $10.443        $10.000
  Accumulation Unit Value at end of
   period                                $10.235        $11.099        $10.440        $10.443
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                535            559            400             23
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.684        $10.000             --             --
  Accumulation Unit Value at end of
   period                                 $5.140         $7.684             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62             41             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM HEALTH SCIENCES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.969        $10.202        $10.785        $10.000
  Accumulation Unit Value at end of
   period                                $11.043        $13.969        $10.202        $10.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 94            103             63              4
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.357         $9.272         $8.895        $10.000
  Accumulation Unit Value at end of
   period                                 $8.533         $8.357         $9.272         $8.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 77             82             92              6
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.538         $9.925        $10.297        $10.000
  Accumulation Unit Value at end of
   period                                $11.139        $10.538         $9.925        $10.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                131             90             80             38

APP IV-4

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.836        $11.838        $11.709             --             --
  Accumulation Unit Value at end of
   period                                $12.084        $11.836        $11.838             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.572        $12.280        $10.728         $8.473         $7.984
  Accumulation Unit Value at end of
   period                                $17.076        $13.572        $12.280        $10.728         $8.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             58             92            110            141
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.086         $9.204         $8.238             --             --
  Accumulation Unit Value at end of
   period                                $12.583        $10.086         $9.204             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM INTERNATIONAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.038        $12.489        $10.479         $7.717         $9.084
  Accumulation Unit Value at end of
   period                                $17.594        $14.038        $12.489        $10.479         $7.717
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             11             19             25             26
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.567        $11.276         $9.675             --             --
  Accumulation Unit Value at end of
   period                                $15.617        $12.567        $11.276             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.750        $10.077         $9.024         $6.877         $8.083
  Accumulation Unit Value at end of
   period                                $14.599        $11.750        $10.077         $9.024         $6.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              7              8             10             16
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.774         $7.589         $6.897             --             --
  Accumulation Unit Value at end of
   period                                $10.810         $8.774         $7.589             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.209         $8.591         $7.742         $6.182         $8.243
  Accumulation Unit Value at end of
   period                                $10.335         $9.209         $8.591         $7.742         $6.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             78             91            116            154
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.102         $6.683         $6.191             --             --
  Accumulation Unit Value at end of
   period                                 $7.904         $7.102         $6.683             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.358        $14.994         $9.507        $10.000
  Accumulation Unit Value at end of
   period                                 $7.984        $13.358        $14.994         $9.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                161            204             63             19
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM INTERNATIONAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.645        $11.666         $9.524        $10.000
  Accumulation Unit Value at end of
   period                                 $9.084        $11.645        $11.666         $9.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             24             29              3
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.504        $19.041         $9.530        $10.000
  Accumulation Unit Value at end of
   period                                 $8.083        $11.504        $19.041         $9.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             29              8              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.124        $13.879        $10.838        $10.000
  Accumulation Unit Value at end of
   period                                 $8.243        $11.124        $13.879        $10.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                247            275            168             12
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

                                                                    APP IV-5

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
PUTNAM MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.100        $14.535        $12.780        $10.000             --
  Accumulation Unit Value at end of
   period                                $18.249        $16.100        $14.535        $12.780             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             14             13              3             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.739        $14.330        $12.892             --             --
  Accumulation Unit Value at end of
   period                                $17.689        $15.739        $14.330             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4             --             --
PUTNAM MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.102         $1.091         $1.100         $1.111         $1.115
  Accumulation Unit Value at end of
   period                                 $1.133         $1.102         $1.091         $1.100         $1.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                192            438          1,271          1,026          2,063
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.981         $0.980         $0.995             --             --
  Accumulation Unit Value at end of
   period                                 $1.001         $0.981         $0.980             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM NEW OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.266         $8.550         $7.868         $6.031         $8.811
  Accumulation Unit Value at end of
   period                                 $9.909         $9.266         $8.550         $7.868         $6.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             64            104            126            136
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.411         $5.036         $4.788             --             --
  Accumulation Unit Value at end of
   period                                 $5.738         $5.411         $5.036             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.075        $15.410        $13.552        $10.384        $12.490
  Accumulation Unit Value at end of
   period                                $18.371        $16.075        $15.410        $13.552        $10.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             36             49             48             42
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.076        $13.609        $12.232             --             --
  Accumulation Unit Value at end of
   period                                $15.951        $14.076        $13.609             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3             --             --
PUTNAM OTC & EMERGING GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.985         $5.633         $5.268         $3.940         $5.902
  Accumulation Unit Value at end of
   period                                 $6.627         $5.985         $5.633         $5.268         $3.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             27             35             34             40

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
PUTNAM MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.090         $1.046         $1.014         $1.000
  Accumulation Unit Value at end of
   period                                 $1.115         $1.090         $1.046         $1.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,221          3,761          1,183            445
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM NEW OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.803        $17.612        $10.572        $10.000
  Accumulation Unit Value at end of
   period                                 $8.811        $12.803        $17.612        $10.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                153            167             69             22
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.272        $10.179        $10.301        $10.000
  Accumulation Unit Value at end of
   period                                $12.490        $12.272        $10.179        $10.301
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             25             15              2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM OTC & EMERGING GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.033        $22.902        $10.276        $10.000
  Accumulation Unit Value at end of
   period                                 $5.902        $11.033        $22.902        $10.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             54             15              5

APP IV-6

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.627         $3.443         $3.312             --             --
  Accumulation Unit Value at end of
   period                                 $3.982         $3.627         $3.443             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3             --             --
PUTNAM RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.550        $12.131        $11.449         $9.273        $12.100
  Accumulation Unit Value at end of
   period                                $13.761        $12.550        $12.131        $11.449         $9.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             10             16             20             21
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.969         $7.769         $7.457             --             --
  Accumulation Unit Value at end of
   period                                 $8.665         $7.969         $7.769             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.719        $21.547        $17.330        $11.755        $14.601
  Accumulation Unit Value at end of
   period                                $26.251        $22.719        $21.547        $17.330        $11.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             23             29             26             27
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.786        $18.925        $15.964             --             --
  Accumulation Unit Value at end of
   period                                $22.669        $19.786        $18.925             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              9             --             --
PUTNAM THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.341        $12.046        $11.300         $9.801        $10.903
  Accumulation Unit Value at end of
   period                                $13.606        $12.341        $12.046        $11.300         $9.801
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             87             90             93             94
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.444        $11.265        $10.765             --             --
  Accumulation Unit Value at end of
   period                                $12.510        $11.444        $11.265             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1             --             --
PUTNAM UTILITIES GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.286        $10.551         $8.808         $7.163         $9.579
  Accumulation Unit Value at end of
   period                                $14.123        $11.286        $10.551         $8.808         $7.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             54             61             65             55
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.031         $8.515         $7.287             --             --
  Accumulation Unit Value at end of
   period                                $11.206         $9.031         $8.515             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              6             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.134        $15.674        $12.481        $10.000
  Accumulation Unit Value at end of
   period                                $12.100        $15.134        $15.674        $12.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             25             13              2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.547        $10.235        $10.000             --
  Accumulation Unit Value at end of
   period                                $14.601        $12.547        $10.235             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             10              2             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.017        $10.202        $10.398        $10.000
  Accumulation Unit Value at end of
   period                                $10.903        $11.017        $10.202        $10.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92            103            122              7
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM UTILITIES GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.518        $10.813        $11.064        $10.000
  Accumulation Unit Value at end of
   period                                 $9.579        $12.518        $10.813        $11.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69             49             44             15
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

                                                                    APP IV-7

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
PUTNAM VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.042         $9.994         $8.554         $6.520         $9.538
  Accumulation Unit Value at end of
   period                                $11.470        $11.042         $9.994         $8.554         $6.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             58             76             83             98
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.263         $5.717         $5.085             --             --
  Accumulation Unit Value at end of
   period                                 $6.451         $6.263         $5.717             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              6             --             --
PUTNAM VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.082         $9.684         $9.359         $7.606        $10.509
  Accumulation Unit Value at end of
   period                                $10.472        $10.082         $9.684         $9.359         $7.606
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47            139            189            225            245
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.415         $6.214         $6.178             --             --
  Accumulation Unit Value at end of
   period                                 $6.607         $6.415         $6.214             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             20             20             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
PUTNAM VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.560        $15.411        $10.247        $10.000
  Accumulation Unit Value at end of
   period                                 $9.538        $14.560        $15.411        $10.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                125            130             65              9
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.749        $16.723        $10.742        $10.000
  Accumulation Unit Value at end of
   period                                $10.509        $13.749        $16.723        $10.742
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                324            365            151             29
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

To obtain a Statement of Additional Information for Series I and Series IR of Putnam Hartford Capital Access variable annuity, please complete the form below and mail to:


         The Hartford
       Attn: U.S. Wealth Management
       P.O. Box 5085
       Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT TEN

            SERIES I AND SERIES IR OF PUTNAM HARTFORD CAPITAL ACCESS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: U.S. Wealth Management, P.O. Box 5085, Hartford, CT 06102-5085.



Date of Prospectus: May 1, 2007
Date of Statement of Additional Information: May 1, 2007


TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      3
ACCUMULATION UNIT VALUES                                                       4
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 21, 2007 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Ten (the "Account") as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 19, 2007, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2006: $1,824,923; 2005: $2,720,997; and 2004: $4,946,230.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.


                                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                               2006            2005            2004            2003            2002
---------------------------------------------------------------------------------------------------------------------
PUTNAM CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $16.288         $15.009         $12.899         $10.000             --
  Accumulation Unit Value at end of
   period                                 $18.486         $16.288         $15.009         $12.899             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   1               2               5               1             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $16.223         $14.972         $12.886         $10.000             --
  Accumulation Unit Value at end of
   period                                 $18.385         $16.223         $14.972         $12.886             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   4               2              --              --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $16.201         $14.959         $12.881         $10.000             --
  Accumulation Unit Value at end of
   period                                 $18.351         $16.201         $14.959         $12.881             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   9              11              12               7             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $16.137         $14.922         $12.869         $10.000             --
  Accumulation Unit Value at end of
   period                                 $18.251         $16.137         $14.922         $12.869             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   3               3               1              --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $16.137         $14.922         $12.869         $10.000             --
  Accumulation Unit Value at end of
   period                                 $18.251         $16.137         $14.922         $12.869             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   3               3               1              --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $16.072         $14.885         $13.258              --             --
  Accumulation Unit Value at end of
   period                                 $18.151         $16.072         $14.885              --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   4               4               4              --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $16.072         $14.885         $12.856         $10.000             --
  Accumulation Unit Value at end of
   period                                 $18.151         $16.072         $14.885         $12.856             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   4               4               4               5             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $16.051         $14.872         $12.851         $10.000             --
  Accumulation Unit Value at end of
   period                                 $18.117         $16.051         $14.872         $12.851             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   8               4               4               4             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $16.008         $14.848         $13.243              --             --
  Accumulation Unit Value at end of
   period                                 $18.051         $16.008         $14.848              --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   1               2               2              --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
PUTNAM CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                            5

-------------------------------------------------------------------------------


                                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                               2006            2005            2004            2003            2002
---------------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $15.987         $14.835         $13.238              --             --
  Accumulation Unit Value at end of
   period                                 $18.018         $15.987         $14.835              --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $15.987         $14.835         $12.839         $10.000             --
  Accumulation Unit Value at end of
   period                                 $18.018         $15.987         $14.835         $12.839             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $15.923         $14.798         $13.224              --             --
  Accumulation Unit Value at end of
   period                                 $17.919         $15.923         $14.798              --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   9               9               9              --             --
PUTNAM DISCOVERY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $5.414          $5.125          $4.836          $3.719         $5.361
  Accumulation Unit Value at end of
   period                                  $5.924          $5.414          $5.125          $4.836         $3.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   4               5               7               9              9
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $5.372          $5.093          $4.813          $3.707         $5.351
  Accumulation Unit Value at end of
   period                                  $5.869          $5.372          $5.093          $4.813         $3.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  17              22              27              34             18
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $5.358          $5.082          $4.805          $3.703         $5.348
  Accumulation Unit Value at end of
   period                                  $5.851          $5.358          $5.082          $4.805         $3.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  29              32              45              45              9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $5.317          $5.050          $4.782          $3.691         $5.339
  Accumulation Unit Value at end of
   period                                  $5.797          $5.317          $5.050          $4.782         $3.691
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   5               5               4              --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $5.317          $5.050          $4.782          $3.691         $3.554
  Accumulation Unit Value at end of
   period                                  $5.797          $5.317          $5.050          $4.782         $3.691
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   5               5               4              --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $5.279          $5.021          $4.857              --             --
  Accumulation Unit Value at end of
   period                                  $5.747          $5.279          $5.021              --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  17              22              26              --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $5.279          $5.021          $4.762          $3.680         $3.498
  Accumulation Unit Value at end of
   period                                  $5.747          $5.279          $5.021          $4.762         $3.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  17              22              26              22             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM DISCOVERY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.859             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.348             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.857             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.339             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.857             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.554             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

6                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                               2006            2005            2004            2003            2002
---------------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $5.265          $5.011          $4.755          $3.676         $3.495
  Accumulation Unit Value at end of
   period                                  $5.729          $5.265          $5.011          $4.755         $3.676
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   7               7               7               8              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $5.252          $5.003          $4.846              --             --
  Accumulation Unit Value at end of
   period                                  $5.709          $5.252          $5.003              --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   5               5               5              --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $5.254          $5.008          $4.853              --             --
  Accumulation Unit Value at end of
   period                                  $5.708          $5.254          $5.008              --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $5.254          $5.008          $4.759          $3.685         $3.506
  Accumulation Unit Value at end of
   period                                  $5.708          $5.254          $5.008          $4.759         $3.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $5.216          $4.979          $4.832              --             --
  Accumulation Unit Value at end of
   period                                  $5.659          $5.216          $4.979              --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --             --
PUTNAM DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $12.844         $12.653         $11.762          $9.945         $9.533
  Accumulation Unit Value at end of
   period                                 $13.449         $12.844         $12.653         $11.762         $9.945
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  22              48              48              56             58
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $12.725         $12.554         $11.687          $9.897         $9.501
  Accumulation Unit Value at end of
   period                                 $13.304         $12.725         $12.554         $11.687         $9.897
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --               1               2             13
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $13.615         $13.438         $12.517         $10.605        $10.186
  Accumulation Unit Value at end of
   period                                 $14.228         $13.615         $13.438         $12.517        $10.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  10              19              20              21             13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $13.509         $13.354         $12.457         $10.570        $10.059
  Accumulation Unit Value at end of
   period                                 $14.096         $13.509         $13.354         $12.457        $10.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   3               4               4               2             11
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $13.509         $13.354         $12.457         $10.570        $10.167
  Accumulation Unit Value at end of
   period                                 $14.096         $13.509         $13.354         $12.457        $10.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   3               4               4               2             11

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.348         $9.506         $9.484        $10.000
  Accumulation Unit Value at end of
   period                                 $9.533         $9.348         $9.506         $9.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81             91             67             23
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.331         $9.503         $9.291             --
  Accumulation Unit Value at end of
   period                                 $9.501         $9.331         $9.503             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30              8             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.291             --             --             --
  Accumulation Unit Value at end of
   period                                $10.186             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.287             --             --             --
  Accumulation Unit Value at end of
   period                                $10.167             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                            7

-------------------------------------------------------------------------------


                                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                               2006            2005            2004            2003            2002
---------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $13.440         $13.306         $12.612              --             --
  Accumulation Unit Value at end of
   period                                 $14.003         $13.440         $13.306              --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   1               1               1              --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $13.440         $13.306         $12.430         $10.564        $10.059
  Accumulation Unit Value at end of
   period                                 $14.003         $13.440         $13.306         $12.430        $10.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   1               1               1               1             12
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $13.377         $13.250         $12.384         $10.530        $10.029
  Accumulation Unit Value at end of
   period                                 $13.930         $13.377         $13.250         $12.384        $10.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  11              13              13              15              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $13.024         $12.913         $12.257              --             --
  Accumulation Unit Value at end of
   period                                 $13.549         $13.024         $12.913              --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $13.348         $13.241         $12.574              --             --
  Accumulation Unit Value at end of
   period                                 $13.880         $13.348         $13.241              --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  12              10               2              --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $13.348         $13.241         $12.395         $10.555        $10.059
  Accumulation Unit Value at end of
   period                                 $13.880         $13.348         $13.241         $12.395        $10.555
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  12              10               2              --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $13.235         $13.149         $12.503              --             --
  Accumulation Unit Value at end of
   period                                 $13.741         $13.235         $13.149              --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --             --
PUTNAM CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $16.288         $15.009         $12.899         $10.000             --
  Accumulation Unit Value at end of
   period                                 $18.486         $16.288         $15.009         $12.899             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   1               2               5               1             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $16.223         $14.972         $12.886         $10.000             --
  Accumulation Unit Value at end of
   period                                 $18.385         $16.223         $14.972         $12.886             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   4               2              --              --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $16.201         $14.959         $12.881         $10.000             --
  Accumulation Unit Value at end of
   period                                 $18.351         $16.201         $14.959         $12.881             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   9              11              12               7             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

8                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.137        $14.922        $12.869        $10.000             --
  Accumulation Unit Value at end of
   period                                $18.251        $16.137        $14.922        $12.869             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              1             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.137        $14.922        $12.869        $10.000             --
  Accumulation Unit Value at end of
   period                                $18.251        $16.137        $14.922        $12.869             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              1             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.072        $14.885        $13.258             --             --
  Accumulation Unit Value at end of
   period                                $18.151        $16.072        $14.885             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.072        $14.885        $12.856        $10.000             --
  Accumulation Unit Value at end of
   period                                $18.151        $16.072        $14.885        $12.856             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              5             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.051        $14.872        $12.851        $10.000             --
  Accumulation Unit Value at end of
   period                                $18.117        $16.051        $14.872        $12.851             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              4              4              4             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.008        $14.848        $13.243             --             --
  Accumulation Unit Value at end of
   period                                $18.051        $16.008        $14.848             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.987        $14.835        $13.238             --             --
  Accumulation Unit Value at end of
   period                                $18.018        $15.987        $14.835             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.987        $14.835        $12.839        $10.000             --
  Accumulation Unit Value at end of
   period                                $18.018        $15.987        $14.835        $12.839             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.923        $14.798        $13.224             --             --
  Accumulation Unit Value at end of
   period                                $17.919        $15.923        $14.798             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              9             --             --
PUTNAM DISCOVERY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.414         $5.125         $4.836         $3.719         $5.361
  Accumulation Unit Value at end of
   period                                 $5.924         $5.414         $5.125         $4.836         $3.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              7              9              9

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM DISCOVERY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                            9

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.372         $5.093         $4.813         $3.707         $5.351
  Accumulation Unit Value at end of
   period                                 $5.869         $5.372         $5.093         $4.813         $3.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             22             27             34             18
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.358         $5.082         $4.805         $3.703         $5.348
  Accumulation Unit Value at end of
   period                                 $5.851         $5.358         $5.082         $4.805         $3.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             32             45             45              9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.317         $5.050         $4.782         $3.691         $5.339
  Accumulation Unit Value at end of
   period                                 $5.797         $5.317         $5.050         $4.782         $3.691
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              4             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.317         $5.050         $4.782         $3.691         $3.554
  Accumulation Unit Value at end of
   period                                 $5.797         $5.317         $5.050         $4.782         $3.691
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              4             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.279         $5.021         $4.857             --             --
  Accumulation Unit Value at end of
   period                                 $5.747         $5.279         $5.021             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             22             26             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.279         $5.021         $4.762         $3.680         $3.498
  Accumulation Unit Value at end of
   period                                 $5.747         $5.279         $5.021         $4.762         $3.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             22             26             22             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.265         $5.011         $4.755         $3.676         $3.495
  Accumulation Unit Value at end of
   period                                 $5.729         $5.265         $5.011         $4.755         $3.676
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              7              8              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.252         $5.003         $4.846             --             --
  Accumulation Unit Value at end of
   period                                 $5.709         $5.252         $5.003             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.254         $5.008         $4.853             --             --
  Accumulation Unit Value at end of
   period                                 $5.708         $5.254         $5.008             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.254         $5.008         $4.759         $3.685         $3.506
  Accumulation Unit Value at end of
   period                                 $5.708         $5.254         $5.008         $4.759         $3.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.859             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.348             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.857             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.339             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.857             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.554             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

10                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.216         $4.979         $4.832             --             --
  Accumulation Unit Value at end of
   period                                 $5.659         $5.216         $4.979             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.844        $12.653        $11.762         $9.945         $9.533
  Accumulation Unit Value at end of
   period                                $13.449        $12.844        $12.653        $11.762         $9.945
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             48             48             56             58
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.725        $12.554        $11.687         $9.897         $9.501
  Accumulation Unit Value at end of
   period                                $13.304        $12.725        $12.554        $11.687         $9.897
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              2             13
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.615        $13.438        $12.517        $10.605        $10.186
  Accumulation Unit Value at end of
   period                                $14.228        $13.615        $13.438        $12.517        $10.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             19             20             21             13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.509        $13.354        $12.457        $10.570        $10.059
  Accumulation Unit Value at end of
   period                                $14.096        $13.509        $13.354        $12.457        $10.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              2             11
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.509        $13.354        $12.457        $10.570        $10.167
  Accumulation Unit Value at end of
   period                                $14.096        $13.509        $13.354        $12.457        $10.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              2             11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.440        $13.306        $12.612             --             --
  Accumulation Unit Value at end of
   period                                $14.003        $13.440        $13.306             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.440        $13.306        $12.430        $10.564        $10.059
  Accumulation Unit Value at end of
   period                                $14.003        $13.440        $13.306        $12.430        $10.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             12
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.377        $13.250        $12.384        $10.530        $10.029
  Accumulation Unit Value at end of
   period                                $13.930        $13.377        $13.250        $12.384        $10.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             13             13             15              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.024        $12.913        $12.257             --             --
  Accumulation Unit Value at end of
   period                                $13.549        $13.024        $12.913             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.348         $9.506         $9.484        $10.000
  Accumulation Unit Value at end of
   period                                 $9.533         $9.348         $9.506         $9.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81             91             67             23
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.331         $9.503         $9.291             --
  Accumulation Unit Value at end of
   period                                 $9.501         $9.331         $9.503             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30              8             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.291             --             --             --
  Accumulation Unit Value at end of
   period                                $10.186             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.287             --             --             --
  Accumulation Unit Value at end of
   period                                $10.167             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           11

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.348        $13.241        $12.574             --             --
  Accumulation Unit Value at end of
   period                                $13.880        $13.348        $13.241             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             10              2             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.348        $13.241        $12.395        $10.555        $10.059
  Accumulation Unit Value at end of
   period                                $13.880        $13.348        $13.241        $12.395        $10.555
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             10              2             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.235        $13.149        $12.503             --             --
  Accumulation Unit Value at end of
   period                                $13.741        $13.235        $13.149             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.772        $13.251        $12.030        $10.000             --
  Accumulation Unit Value at end of
   period                                $16.124        $13.772        $13.251        $12.030             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             21             17             12             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.717        $13.218        $12.018        $10.000             --
  Accumulation Unit Value at end of
   period                                $16.036        $13.717        $13.218        $12.018             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             18             10              3             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.699        $13.207        $12.013        $10.000             --
  Accumulation Unit Value at end of
   period                                $16.006        $13.699        $13.207        $12.013             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 95             90             93             77             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.644        $13.174        $12.001        $10.000             --
  Accumulation Unit Value at end of
   period                                $15.918        $13.644        $13.174        $12.001             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             24             15             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.644        $13.174        $12.001        $10.000             --
  Accumulation Unit Value at end of
   period                                $15.918        $13.644        $13.174        $12.001             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             24             15             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.590        $13.141        $12.059             --             --
  Accumulation Unit Value at end of
   period                                $15.831        $13.590        $13.141             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             28             26             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.590        $13.141        $11.989        $10.000             --
  Accumulation Unit Value at end of
   period                                $15.831        $13.590        $13.141        $11.989             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             28             26             23             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

12                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.572        $13.130        $11.985        $10.000             --
  Accumulation Unit Value at end of
   period                                $15.802        $13.572        $13.130        $11.985             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              7              8              9             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.536        $13.108        $12.045             --             --
  Accumulation Unit Value at end of
   period                                $15.744        $13.536        $13.108             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6             10             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.518        $13.097        $12.041             --             --
  Accumulation Unit Value at end of
   period                                $15.715        $13.518        $13.097             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              6              6             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.518        $13.097        $11.973        $10.000             --
  Accumulation Unit Value at end of
   period                                $15.715        $13.518        $13.097        $11.973             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              6              6             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.464        $13.064        $12.027             --             --
  Accumulation Unit Value at end of
   period                                $15.629        $13.464        $13.064             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              7             --             --
PUTNAM GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.102        $10.535         $9.802         $8.163         $9.472
  Accumulation Unit Value at end of
   period                                $12.343        $11.102        $10.535         $9.802         $8.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              2              4
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.999        $10.453         $9.739         $8.123         $9.440
  Accumulation Unit Value at end of
   period                                $12.210        $10.999        $10.453         $9.739         $8.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             20
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.453         $9.939         $9.266         $7.731         $8.990
  Accumulation Unit Value at end of
   period                                $11.598        $10.453         $9.939         $9.266         $7.731
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             42              3              4              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.372         $9.877         $9.221         $7.706         $7.467
  Accumulation Unit Value at end of
   period                                $11.491        $10.372         $9.877         $9.221         $7.706
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.372         $9.877         $9.221         $7.706         $8.973
  Accumulation Unit Value at end of
   period                                $11.491        $10.372         $9.877         $9.221         $7.706
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.510        $11.214        $10.191        $10.000
  Accumulation Unit Value at end of
   period                                 $9.472        $10.510        $11.214        $10.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              6              4              1
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.490        $11.210        $10.198             --
  Accumulation Unit Value at end of
   period                                 $9.440        $10.490        $11.210             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             17             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.023             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.990             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.019             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.973             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           13

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.319         $9.841         $9.309             --             --
  Accumulation Unit Value at end of
   period                                $11.415        $10.319         $9.841             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.319         $9.841         $9.201         $7.701         $7.467
  Accumulation Unit Value at end of
   period                                $11.415        $10.319         $9.841         $9.201         $7.701
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.270         $9.799         $9.167         $7.676         $7.444
  Accumulation Unit Value at end of
   period                                $11.355        $10.270         $9.799         $9.167         $7.676
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             78             10              6             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.780         $9.341         $8.849             --             --
  Accumulation Unit Value at end of
   period                                $10.802         $9.780         $9.341             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.248         $9.793         $9.281             --             --
  Accumulation Unit Value at end of
   period                                $11.314        $10.248         $9.793             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.248         $9.793         $9.175         $7.695         $7.467
  Accumulation Unit Value at end of
   period                                $11.314        $10.248         $9.793         $9.175         $7.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.161         $9.725         $9.229             --             --
  Accumulation Unit Value at end of
   period                                $11.202        $10.161         $9.725             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.453         $8.821         $7.876         $6.187         $8.093
  Accumulation Unit Value at end of
   period                                $11.474         $9.453         $8.821         $7.876         $6.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             17             29             31             42
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.364         $8.752         $7.826         $6.157         $8.066
  Accumulation Unit Value at end of
   period                                $11.350         $9.364         $8.752         $7.826         $6.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             10
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.066         $6.607         $5.912         $4.653         $6.099
  Accumulation Unit Value at end of
   period                                 $8.560         $7.066         $6.607         $5.912         $4.653
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              4

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.697        $16.903        $10.425        $10.000
  Accumulation Unit Value at end of
   period                                 $8.093        $11.697        $16.903        $10.425
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             66             32              6
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.675        $16.897        $11.504             --
  Accumulation Unit Value at end of
   period                                 $8.066        $11.675        $16.897             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              9             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.845             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.099             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --

14                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.011         $6.566         $5.883         $4.638         $4.471
  Accumulation Unit Value at end of
   period                                 $8.481         $7.011         $6.566         $5.883         $4.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.011         $6.566         $5.883         $4.638         $6.088
  Accumulation Unit Value at end of
   period                                 $8.481         $7.011         $6.566         $5.883         $4.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.976         $6.542         $5.995             --             --
  Accumulation Unit Value at end of
   period                                 $8.425         $6.976         $6.542             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.976         $6.542         $5.871         $4.635         $4.471
  Accumulation Unit Value at end of
   period                                 $8.425         $6.976         $6.542         $5.871         $4.635
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --              4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.943         $6.514         $5.849         $4.620         $4.457
  Accumulation Unit Value at end of
   period                                 $8.381         $6.943         $6.514         $5.849         $4.620
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              7              7              5
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.130         $4.818         $4.422             --             --
  Accumulation Unit Value at end of
   period                                 $6.186         $5.130         $4.818             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.928         $6.510         $5.977             --             --
  Accumulation Unit Value at end of
   period                                 $8.351         $6.928         $6.510             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              2             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.928         $6.510         $5.854         $4.631         $4.471
  Accumulation Unit Value at end of
   period                                 $8.351         $6.928         $6.510         $5.854         $4.631
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              2             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.869         $6.465         $5.944             --             --
  Accumulation Unit Value at end of
   period                                 $8.268         $6.869         $6.465             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1             --             --
PUTNAM GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.630        $11.219        $10.250         $8.168        $10.235
  Accumulation Unit Value at end of
   period                                $13.279        $11.630        $11.219        $10.250         $8.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                114            270            358            388            452

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.841             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.088             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.099        $10.440        $10.443        $10.000
  Accumulation Unit Value at end of
   period                                $10.235        $11.099        $10.440        $10.443
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                535            559            400             23

HARTFORD LIFE INSURANCE COMPANY                                           15

-------------------------------------------------------------------------------


                                                                      AS OF DECEMBER 31,
SUB-ACCOUNT                               2006            2005            2004            2003            2002
----------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $11.521         $11.131         $10.184          $8.128         $10.200
  Accumulation Unit Value at end of
   period                                 $13.136         $11.521         $11.131         $10.184          $8.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --               1               1             130
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $11.059         $10.689          $9.785          $7.813          $9.810
  Accumulation Unit Value at end of
   period                                 $12.602         $11.059         $10.689          $9.785          $7.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 112             124             132             162             159
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $10.973         $10.622          $9.738          $7.788          $7.417
  Accumulation Unit Value at end of
   period                                 $12.485         $10.973         $10.622          $9.738          $7.788
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   2               2               2               2              11
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $10.973         $10.622          $9.738          $7.788          $9.793
  Accumulation Unit Value at end of
   period                                 $12.485         $10.973         $10.622          $9.738          $7.788
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   2               2               2               2              11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $10.916         $10.584          $9.860              --              --
  Accumulation Unit Value at end of
   period                                 $12.403         $10.916         $10.584              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   1               3               2              --              --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $10.916         $10.584          $9.718          $7.783          $7.417
  Accumulation Unit Value at end of
   period                                 $12.403         $10.916         $10.584          $9.718          $7.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   1               3               2               2              20
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $10.865         $10.539          $9.682          $7.758          $7.394
  Accumulation Unit Value at end of
   period                                 $12.338         $10.865         $10.539          $9.682          $7.758
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  70              48              48              43               7
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $12.144         $11.791         $11.001              --              --
  Accumulation Unit Value at end of
   period                                 $13.777         $12.144         $11.791              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --              --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $10.842         $10.533          $9.831              --              --
  Accumulation Unit Value at end of
   period                                 $12.294         $10.842         $10.533              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  12              11               5              --              --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $10.842         $10.533          $9.690          $7.776          $7.417
  Accumulation Unit Value at end of
   period                                 $12.294         $10.842         $10.533          $9.690          $7.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  12              11               5              --              --

                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                               2001            2000            1999            1998
--------------------------------------  ---------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $11.078         $10.436         $10.244              --
  Accumulation Unit Value at end of
   period                                 $10.200         $11.078         $10.436              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  81              47              --              --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $10.753              --              --              --
  Accumulation Unit Value at end of
   period                                  $9.810              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 156              --              --              --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $10.749              --              --              --
  Accumulation Unit Value at end of
   period                                  $9.793              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   9              --              --              --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --

16                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                      AS OF DECEMBER 31,
SUB-ACCOUNT                               2006            2005            2004            2003            2002
----------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $10.750         $10.459          $9.775              --              --
  Accumulation Unit Value at end of
   period                                 $12.171         $10.750         $10.459              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   7               7               7              --              --
PUTNAM GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $4.449          $4.338          $4.328          $3.570          $5.140
  Accumulation Unit Value at end of
   period                                  $4.757          $4.449          $4.338          $4.328          $3.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  41              74              66              52              58
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $4.409          $4.306          $4.302          $3.554          $5.125
  Accumulation Unit Value at end of
   period                                  $4.708          $4.409          $4.306          $4.302          $3.554
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --              33
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $4.564          $4.459          $4.457          $3.684          $5.315
  Accumulation Unit Value at end of
   period                                  $4.870          $4.564          $4.459          $4.457          $3.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   2              71              72              72              71
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $4.528          $4.431          $4.436          $3.672          $3.551
  Accumulation Unit Value at end of
   period                                  $4.825          $4.528          $4.431          $4.436          $3.672
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --              --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $4.528          $4.431          $4.436          $3.672          $5.305
  Accumulation Unit Value at end of
   period                                  $4.825          $4.528          $4.431          $4.436          $3.672
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --              --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $4.505          $4.415          $4.487              --              --
  Accumulation Unit Value at end of
   period                                  $4.793          $4.505          $4.415              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --              --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $4.505          $4.415          $4.427          $3.670          $3.551
  Accumulation Unit Value at end of
   period                                  $4.793          $4.505          $4.415          $4.427          $3.670
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --               6
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $4.484          $4.396          $4.410          $3.658          $3.540
  Accumulation Unit Value at end of
   period                                  $4.768          $4.484          $4.396          $4.410          $3.658
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   4               4               4               4              --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $3.906          $3.834          $3.902              --              --
  Accumulation Unit Value at end of
   period                                  $4.150          $3.906          $3.834              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --              --

                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                               2001            2000            1999            1998
--------------------------------------  ---------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
PUTNAM GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $7.684         $10.000              --              --
  Accumulation Unit Value at end of
   period                                  $5.140          $7.684              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  62              41              --              --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $7.673         $10.000              --              --
  Accumulation Unit Value at end of
   period                                  $5.125          $7.673              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  28              27              --              --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $8.338              --              --              --
  Accumulation Unit Value at end of
   period                                  $5.315              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  71              --              --              --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $8.335              --              --              --
  Accumulation Unit Value at end of
   period                                  $5.305              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --

HARTFORD LIFE INSURANCE COMPANY                                           17

-------------------------------------------------------------------------------


                                                                      AS OF DECEMBER 31,
SUB-ACCOUNT                               2006            2005            2004            2003            2002
----------------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $4.474          $4.393          $4.473              --              --
  Accumulation Unit Value at end of
   period                                  $4.751          $4.474          $4.393              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   2               3              --              --              --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $4.474          $4.393          $4.414          $3.667          $3.551
  Accumulation Unit Value at end of
   period                                  $4.751          $4.474          $4.393          $4.414          $3.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   2               3              --              --              --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $4.436          $4.363          $4.448              --              --
  Accumulation Unit Value at end of
   period                                  $4.704          $4.436          $4.363              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --              --
PUTNAM HEALTH SCIENCES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $11.892         $10.665         $10.106          $8.665         $11.043
  Accumulation Unit Value at end of
   period                                 $12.043         $11.892         $10.665         $10.106          $8.665
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  15              55              64              75              85
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $11.781         $10.581         $10.042          $8.623         $11.005
  Accumulation Unit Value at end of
   period                                 $11.912         $11.781         $10.581         $10.042          $8.623
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --              21
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $8.660          $7.782          $7.389          $6.348          $8.106
  Accumulation Unit Value at end of
   period                                  $8.752          $8.660          $7.782          $7.389          $6.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  10              10              11              11              13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $8.593          $7.733          $7.353          $6.327          $6.129
  Accumulation Unit Value at end of
   period                                  $8.671          $8.593          $7.733          $7.353          $6.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --              --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $8.593          $7.733          $7.353          $6.327          $8.092
  Accumulation Unit Value at end of
   period                                  $8.671          $8.593          $7.733          $7.353          $6.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --              --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $8.549          $7.705          $7.493              --              --
  Accumulation Unit Value at end of
   period                                  $8.614          $8.549          $7.705              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --              --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $8.549          $7.705          $7.338          $6.323          $6.128
  Accumulation Unit Value at end of
   period                                  $8.614          $8.549          $7.705          $7.338          $6.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --               5

                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                               2001            2000            1999            1998
--------------------------------------  ---------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
PUTNAM HEALTH SCIENCES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $13.969         $10.202         $10.785         $10.000
  Accumulation Unit Value at end of
   period                                 $11.043         $13.969         $10.202         $10.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  94             103              63               4
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $13.943         $10.198          $9.485              --
  Accumulation Unit Value at end of
   period                                 $11.005         $13.943         $10.198              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  20              17              --              --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $9.353              --              --              --
  Accumulation Unit Value at end of
   period                                  $8.106              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   6              --              --              --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $9.349              --              --              --
  Accumulation Unit Value at end of
   period                                  $8.092              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --

18                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                      AS OF DECEMBER 31,
SUB-ACCOUNT                               2006            2005            2004            2003            2002
----------------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $8.509          $7.672          $7.311          $6.303          $6.110
  Accumulation Unit Value at end of
   period                                  $8.569          $8.509          $7.672          $7.311          $6.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --               3               3               3              --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $9.273          $8.370          $8.151              --              --
  Accumulation Unit Value at end of
   period                                  $9.329          $9.273          $8.370              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --              --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $8.491          $7.668          $7.470              --              --
  Accumulation Unit Value at end of
   period                                  $8.538          $8.491          $7.668              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --              --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $8.491          $7.668          $7.317          $6.318          $6.128
  Accumulation Unit Value at end of
   period                                  $8.538          $8.491          $7.668          $7.317          $6.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --              --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $8.419          $7.614          $7.428              --              --
  Accumulation Unit Value at end of
   period                                  $8.453          $8.419          $7.614              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --              --
PUTNAM HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $11.505         $11.328         $10.402          $8.345          $8.533
  Accumulation Unit Value at end of
   period                                 $12.526         $11.505         $11.328         $10.402          $8.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  17              36              74             147              72
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $11.397         $11.239         $10.336          $8.304          $8.504
  Accumulation Unit Value at end of
   period                                 $12.391         $11.397         $11.239         $10.336          $8.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --              33
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $12.975         $12.801         $11.778          $9.467          $9.700
  Accumulation Unit Value at end of
   period                                 $14.098         $12.975         $12.801         $11.778          $9.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   8              13              44              39               6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $12.874         $12.720         $11.722          $9.436          $9.008
  Accumulation Unit Value at end of
   period                                 $13.968         $12.874         $12.720         $11.722          $9.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --              --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $12.874         $12.720         $11.722          $9.436          $9.682
  Accumulation Unit Value at end of
   period                                 $13.968         $12.874         $12.720         $11.722          $9.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --              --

                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                               2001            2000            1999            1998
--------------------------------------  ---------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
PUTNAM HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $8.357          $9.272          $8.895         $10.000
  Accumulation Unit Value at end of
   period                                  $8.533          $8.357          $9.272          $8.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  77              82              92               6
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $8.341          $9.269          $8.954              --
  Accumulation Unit Value at end of
   period                                  $8.504          $8.341          $9.269              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  22               6              --              --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $9.994              --              --              --
  Accumulation Unit Value at end of
   period                                  $9.700              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   7              --              --              --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $9.989              --              --              --
  Accumulation Unit Value at end of
   period                                  $9.682              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --

HARTFORD LIFE INSURANCE COMPANY                                           19

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.808        $12.674        $11.884             --             --
  Accumulation Unit Value at end of
   period                                $13.875        $12.808        $12.674             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.808        $12.674        $11.697         $9.430         $9.008
  Accumulation Unit Value at end of
   period                                $13.875        $12.808        $12.674        $11.697         $9.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.748        $12.621        $11.654         $9.400         $8.981
  Accumulation Unit Value at end of
   period                                $13.803        $12.748        $12.621        $11.654         $9.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             31             92             78             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.905        $11.798        $11.078             --             --
  Accumulation Unit Value at end of
   period                                $12.878        $11.905        $11.798             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.721        $12.613        $11.848             --             --
  Accumulation Unit Value at end of
   period                                $13.753        $12.721        $12.613             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.721        $12.613        $11.664         $9.422         $9.008
  Accumulation Unit Value at end of
   period                                $13.753        $12.721        $12.613        $11.664         $9.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.613        $12.525        $11.782             --             --
  Accumulation Unit Value at end of
   period                                $13.616        $12.613        $12.525             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.634        $12.529        $12.178        $11.839        $11.139
  Accumulation Unit Value at end of
   period                                $13.008        $12.634        $12.529        $12.178        $11.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             90             92            109            132
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.516        $12.431        $12.101        $11.781        $11.102
  Accumulation Unit Value at end of
   period                                $12.868        $12.516        $12.431        $12.101        $11.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              2             95
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.176        $12.099        $11.784        $11.478        $10.821
  Accumulation Unit Value at end of
   period                                $12.511        $12.176        $12.099        $11.784        $11.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             32             34             47             52

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.538         $9.925        $10.297        $10.000
  Accumulation Unit Value at end of
   period                                $11.139        $10.538         $9.925        $10.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                131             90             80             38
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.519         $9.921         $9.938             --
  Accumulation Unit Value at end of
   period                                $11.102        $10.519         $9.921             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62             21             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.342             --             --             --
  Accumulation Unit Value at end of
   period                                $10.821             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             --             --             --

20                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.081        $12.023        $11.727        $11.440        $11.151
  Accumulation Unit Value at end of
   period                                $12.395        $12.081        $12.023        $11.727        $11.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              3             11
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.081        $12.023        $11.727        $11.440        $10.802
  Accumulation Unit Value at end of
   period                                $12.395        $12.081        $12.023        $11.727        $11.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              3             11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.019        $11.979        $11.811             --             --
  Accumulation Unit Value at end of
   period                                $12.314        $12.019        $11.979             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              1             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.019        $11.979        $11.702        $11.433        $11.150
  Accumulation Unit Value at end of
   period                                $12.314        $12.019        $11.979        $11.702        $11.433
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              1              1             16
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.962        $11.929        $11.659        $11.396        $11.117
  Accumulation Unit Value at end of
   period                                $12.250        $11.962        $11.929        $11.659        $11.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             44             45             44              3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.288        $12.266        $12.110             --             --
  Accumulation Unit Value at end of
   period                                $12.571        $12.288        $12.266             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.937        $11.921        $11.775             --             --
  Accumulation Unit Value at end of
   period                                $12.205        $11.937        $11.921             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             17              4             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.937        $11.921        $11.669        $11.423        $11.150
  Accumulation Unit Value at end of
   period                                $12.205        $11.937        $11.921        $11.669        $11.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             17              4             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.836        $11.838        $11.709             --             --
  Accumulation Unit Value at end of
   period                                $12.084        $11.836        $11.838             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.572        $12.280        $10.728         $8.473         $7.984
  Accumulation Unit Value at end of
   period                                $17.076        $13.572        $12.280        $10.728         $8.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             58             92            110            141

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.338             --             --             --
  Accumulation Unit Value at end of
   period                                $10.802             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.358        $14.994         $9.507        $10.000
  Accumulation Unit Value at end of
   period                                 $7.984        $13.358        $14.994         $9.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                161            204             63             19

HARTFORD LIFE INSURANCE COMPANY                                           21

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.446        $12.183        $10.660         $8.431         $7.947
  Accumulation Unit Value at end of
   period                                $16.892        $13.446        $12.183        $10.660         $8.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.376         $9.406         $8.234         $6.516         $6.143
  Accumulation Unit Value at end of
   period                                $13.029        $10.376         $9.406         $8.234         $6.516
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             42             44             51             44
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.295         $9.347         $8.195         $6.495         $6.518
  Accumulation Unit Value at end of
   period                                $12.908        $10.295         $9.347         $8.195         $6.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              2              3
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.295         $9.347         $8.195         $6.495         $6.124
  Accumulation Unit Value at end of
   period                                $12.908        $10.295         $9.347         $8.195         $6.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              2              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.242         $9.313         $8.310             --             --
  Accumulation Unit Value at end of
   period                                $12.823        $10.242         $9.313             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              3              3             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.242         $9.313         $8.177         $6.491         $6.518
  Accumulation Unit Value at end of
   period                                $12.823        $10.242         $9.313         $8.177         $6.491
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              3              3              3             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.194         $9.274         $8.147         $6.470         $6.498
  Accumulation Unit Value at end of
   period                                $12.756        $10.194         $9.274         $8.147         $6.470
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             34             35             38              5
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.111         $7.386         $6.599             --             --
  Accumulation Unit Value at end of
   period                                $10.139         $8.111         $7.386             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.173         $9.268         $8.285             --             --
  Accumulation Unit Value at end of
   period                                $12.710        $10.173         $9.268             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              5             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.173         $9.268         $8.154         $6.485         $6.517
  Accumulation Unit Value at end of
   period                                $12.710        $10.173         $9.268         $8.154         $6.485
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              5             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.086         $9.204         $8.238             --             --
  Accumulation Unit Value at end of
   period                                $12.583        $10.086         $9.204             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.333        $14.989        $11.152             --
  Accumulation Unit Value at end of
   period                                 $7.947        $13.333        $14.989             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.315             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.143             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.312             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.124             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

22                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.038        $12.489        $10.479         $7.717         $9.084
  Accumulation Unit Value at end of
   period                                $17.594        $14.038        $12.489        $10.479         $7.717
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             11             19             25             26
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.907        $12.391        $10.413         $7.679         $9.054
  Accumulation Unit Value at end of
   period                                $17.404        $13.907        $12.391        $10.413         $7.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              6
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.928        $11.524         $9.689         $7.149         $8.433
  Accumulation Unit Value at end of
   period                                $16.170        $12.928        $11.524         $9.689         $7.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             14             12             15             18
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.827        $11.452         $9.642         $7.125         $7.274
  Accumulation Unit Value at end of
   period                                $16.020        $12.827        $11.452         $9.642         $7.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.827        $11.452         $9.642         $7.125         $8.417
  Accumulation Unit Value at end of
   period                                $16.020        $12.827        $11.452         $9.642         $7.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.761        $11.410         $9.759             --             --
  Accumulation Unit Value at end of
   period                                $15.914        $12.761        $11.410             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.761        $11.410         $9.622         $7.121         $7.274
  Accumulation Unit Value at end of
   period                                $15.914        $12.761        $11.410         $9.622         $7.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.701        $11.362         $9.586         $7.098         $7.252
  Accumulation Unit Value at end of
   period                                $15.831        $12.701        $11.362         $9.586         $7.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              5              5              4             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.135        $10.867         $9.307             --             --
  Accumulation Unit Value at end of
   period                                $15.111        $12.135        $10.867             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.674        $11.355         $9.730             --             --
  Accumulation Unit Value at end of
   period                                $15.774        $12.674        $11.355             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9              4             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.645        $11.666         $9.524        $10.000
  Accumulation Unit Value at end of
   period                                 $9.084        $11.645        $11.666         $9.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             24             29              3
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.623        $11.662        $10.948             --
  Accumulation Unit Value at end of
   period                                 $9.054        $11.623        $11.662             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.482             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.433             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.477             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.417             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           23

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.674        $11.355         $9.595         $7.115         $7.273
  Accumulation Unit Value at end of
   period                                $15.774        $12.674        $11.355         $9.595         $7.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9              4             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.567        $11.276         $9.675             --             --
  Accumulation Unit Value at end of
   period                                $15.617        $12.567        $11.276             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.750        $10.077         $9.024         $6.877         $8.083
  Accumulation Unit Value at end of
   period                                $14.599        $11.750        $10.077         $9.024         $6.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              7              8             10             16
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.640         $9.998         $8.967         $6.844         $8.056
  Accumulation Unit Value at end of
   period                                $14.441        $11.640         $9.998         $8.967         $6.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              4
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.026         $7.756         $6.960         $5.315         $6.259
  Accumulation Unit Value at end of
   period                                $11.193         $9.026         $7.756         $6.960         $5.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             10             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.956         $7.708         $6.927         $5.297         $5.369
  Accumulation Unit Value at end of
   period                                $11.089         $8.956         $7.708         $6.927         $5.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.956         $7.708         $6.927         $5.297         $6.248
  Accumulation Unit Value at end of
   period                                $11.089         $8.956         $7.708         $6.927         $5.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.910         $7.680         $6.957             --             --
  Accumulation Unit Value at end of
   period                                $11.016         $8.910         $7.680             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.910         $7.680         $6.912         $5.294         $5.369
  Accumulation Unit Value at end of
   period                                $11.016         $8.910         $7.680         $6.912         $5.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.868         $7.647         $6.886         $5.277         $5.353
  Accumulation Unit Value at end of
   period                                $10.958         $8.868         $7.647         $6.886         $5.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              3             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.504        $19.041         $9.530        $10.000
  Accumulation Unit Value at end of
   period                                 $8.083        $11.504        $19.041         $9.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             29              8              1
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.483        $19.034        $12.306             --
  Accumulation Unit Value at end of
   period                                 $8.056        $11.483        $19.034             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              7             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.634             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.259             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.630             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.248             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

24                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.308         $4.582         $4.156             --             --
  Accumulation Unit Value at end of
   period                                 $6.553         $5.308         $4.582             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.849         $7.643         $6.936             --             --
  Accumulation Unit Value at end of
   period                                $10.919         $8.849         $7.643             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.849         $7.643         $6.893         $5.289         $5.369
  Accumulation Unit Value at end of
   period                                $10.919         $8.849         $7.643         $6.893         $5.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.774         $7.589         $6.897             --             --
  Accumulation Unit Value at end of
   period                                $10.810         $8.774         $7.589             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.209         $8.591         $7.742         $6.182         $8.243
  Accumulation Unit Value at end of
   period                                $10.335         $9.209         $8.591         $7.742         $6.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             78             91            116            154
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.123         $8.524         $7.693         $6.152         $8.215
  Accumulation Unit Value at end of
   period                                $10.224         $9.123         $8.524         $7.693         $6.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             43
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.306         $6.830         $6.167         $4.934         $6.593
  Accumulation Unit Value at end of
   period                                 $8.184         $7.306         $6.830         $6.167         $4.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             57             64             78             75
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.249         $6.787         $6.138         $4.918         $4.617
  Accumulation Unit Value at end of
   period                                 $8.108         $7.249         $6.787         $6.138         $4.918
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              9              9              8             13
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.249         $6.787         $6.138         $4.918         $6.581
  Accumulation Unit Value at end of
   period                                 $8.108         $7.249         $6.787         $6.138         $4.918
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              9              9              8             13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.212         $6.762         $6.245             --             --
  Accumulation Unit Value at end of
   period                                 $8.054         $7.212         $6.762             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              3              3             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.124        $13.879        $10.838        $10.000
  Accumulation Unit Value at end of
   period                                 $8.243        $11.124        $13.879        $10.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                247            275            168             12
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.103        $13.874             --             --
  Accumulation Unit Value at end of
   period                                 $8.215        $11.103             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             49             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.888             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.593             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.884             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.581             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           25

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.212         $6.762         $6.125         $4.915         $4.617
  Accumulation Unit Value at end of
   period                                 $8.054         $7.212         $6.762         $6.125         $4.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              3              3              3             19
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.178         $6.734         $6.102         $4.899         $4.603
  Accumulation Unit Value at end of
   period                                 $8.012         $7.178         $6.734         $6.102         $4.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             36             38             37             12
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.611         $6.208         $5.741             --             --
  Accumulation Unit Value at end of
   period                                 $7.372         $6.611         $6.208             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.163         $6.730         $6.226             --             --
  Accumulation Unit Value at end of
   period                                 $7.984         $7.163         $6.730             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             12              5             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.163         $6.730         $6.107         $4.910         $4.617
  Accumulation Unit Value at end of
   period                                 $7.984         $7.163         $6.730         $6.107         $4.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             12              5             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.102         $6.683         $6.191             --             --
  Accumulation Unit Value at end of
   period                                 $7.904         $7.102         $6.683             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.100        $14.535        $12.780        $10.000             --
  Accumulation Unit Value at end of
   period                                $18.249        $16.100        $14.535        $12.780             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             14             13              3             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.035        $14.498        $12.768        $10.000             --
  Accumulation Unit Value at end of
   period                                $18.149        $16.035        $14.498        $12.768             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             11             10              3             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.014        $14.486        $12.763        $10.000             --
  Accumulation Unit Value at end of
   period                                $18.116        $16.014        $14.486        $12.763             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             47             50             34             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.950        $14.450        $12.751        $10.000             --
  Accumulation Unit Value at end of
   period                                $18.017        $15.950        $14.450        $12.751             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             32             23             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

26                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                      AS OF DECEMBER 31,
SUB-ACCOUNT                                    2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $15.950        $14.450        $12.751        $10.000             --
  Accumulation Unit Value at end of
   period                                     $18.017        $15.950        $14.450        $12.751             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      52             32             23             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $15.887        $14.414        $12.926             --             --
  Accumulation Unit Value at end of
   period                                     $17.918        $15.887        $14.414             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      12             11             10             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $15.887        $14.414        $12.738        $10.000             --
  Accumulation Unit Value at end of
   period                                     $17.918        $15.887        $14.414        $12.738             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      12             11             10              9             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $15.865        $14.402        $12.734        $10.000             --
  Accumulation Unit Value at end of
   period                                     $17.885        $15.865        $14.402        $12.734             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                       5             12             14             14             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $15.823        $14.378        $12.912             --             --
  Accumulation Unit Value at end of
   period                                     $17.820        $15.823        $14.378             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                       7              5              5             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $15.802        $14.366        $12.907             --             --
  Accumulation Unit Value at end of
   period                                     $17.787        $15.802        $14.366             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                       1              1              2             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $15.802        $14.366        $12.721        $10.000             --
  Accumulation Unit Value at end of
   period                                     $17.787        $15.802        $14.366        $12.721             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                       1              1              2             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $15.739        $14.330        $12.892             --             --
  Accumulation Unit Value at end of
   period                                     $17.689        $15.739        $14.330             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                       4              4              4             --             --
PUTNAM MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   $1.102         $1.091         $1.100         $1.111         $1.115
  Accumulation Unit Value at end of
   period                                      $1.133         $1.102         $1.091         $1.100         $1.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     192            438          1,271          1,026          2,063
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   $1.092         $1.083         $1.093         $1.106         $1.111
  Accumulation Unit Value at end of
   period                                      $1.121         $1.092         $1.083         $1.093         $1.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --            172

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                    2001           2000           1999           1998
--------------------------------------  ---------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                       --             --             --             --
  Accumulation Unit Value at end of
   period                                          --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                       --             --             --             --
  Accumulation Unit Value at end of
   period                                          --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                       --             --             --             --
  Accumulation Unit Value at end of
   period                                          --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                       --             --             --             --
  Accumulation Unit Value at end of
   period                                          --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                       --             --             --             --
  Accumulation Unit Value at end of
   period                                          --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                       --             --             --             --
  Accumulation Unit Value at end of
   period                                          --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                       --             --             --             --
  Accumulation Unit Value at end of
   period                                          --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                       --             --             --             --
  Accumulation Unit Value at end of
   period                                          --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --
PUTNAM MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   $1.090         $1.046         $1.014         $1.000
  Accumulation Unit Value at end of
   period                                      $1.115         $1.090         $1.046         $1.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   2,221          3,761          1,183            445
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   $1.088         $1.046         $1.037             --
  Accumulation Unit Value at end of
   period                                      $1.111         $1.088         $1.046             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      54            341             --             --

HARTFORD LIFE INSURANCE COMPANY                                           27

-------------------------------------------------------------------------------


                                                                      AS OF DECEMBER 31,
SUB-ACCOUNT                                    2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                   $1.010         $1.002         $1.012         $1.024         $1.030
  Accumulation Unit Value at end of
   period                                      $1.036         $1.010         $1.002         $1.012         $1.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      29             31             10             10            515
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   $1.002         $0.995         $1.007         $1.021         $1.024
  Accumulation Unit Value at end of
   period                                      $1.026         $1.002         $0.995         $1.007         $1.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             80             23
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   $1.002         $0.995         $1.007         $1.021         $1.028
  Accumulation Unit Value at end of
   period                                      $1.026         $1.002         $0.995         $1.007         $1.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             80             23
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   $0.997         $0.992         $1.004             --             --
  Accumulation Unit Value at end of
   period                                      $1.020         $0.997         $0.992             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   $0.997         $0.992         $1.005         $1.020         $1.024
  Accumulation Unit Value at end of
   period                                      $1.020         $0.997         $0.992         $1.005         $1.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                   $0.992         $0.987         $1.001         $1.017         $1.021
  Accumulation Unit Value at end of
   period                                      $1.014         $0.992         $0.987         $1.001         $1.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     136            117             68              5             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   $1.013         $1.010         $1.024             --             --
  Accumulation Unit Value at end of
   period                                      $1.035         $1.013         $1.010             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                   $0.990         $0.987         $1.001             --             --
  Accumulation Unit Value at end of
   period                                      $1.011         $0.990         $0.987             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   $0.990         $0.987         $1.002         $1.019         $1.024
  Accumulation Unit Value at end of
   period                                      $1.011         $0.990         $0.987         $1.002         $1.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   $0.981         $0.980         $0.995             --             --
  Accumulation Unit Value at end of
   period                                      $1.001         $0.981         $0.980             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --             --

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                    2001           2000           1999           1998
--------------------------------------  ---------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                   $1.012             --             --             --
  Accumulation Unit Value at end of
   period                                      $1.030             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     554             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                       --             --             --             --
  Accumulation Unit Value at end of
   period                                          --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   $1.012             --             --             --
  Accumulation Unit Value at end of
   period                                      $1.028             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                       --             --             --             --
  Accumulation Unit Value at end of
   period                                          --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                       --             --             --             --
  Accumulation Unit Value at end of
   period                                          --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                       --             --             --             --
  Accumulation Unit Value at end of
   period                                          --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                       --             --             --             --
  Accumulation Unit Value at end of
   period                                          --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                       --             --             --             --
  Accumulation Unit Value at end of
   period                                          --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                       --             --             --             --
  Accumulation Unit Value at end of
   period                                          --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                       --             --             --             --
  Accumulation Unit Value at end of
   period                                          --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --

28                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                      AS OF DECEMBER 31,
SUB-ACCOUNT                                    2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   $9.266         $8.550         $7.868         $6.031         $8.811
  Accumulation Unit Value at end of
   period                                      $9.909         $9.266         $8.550         $7.868         $6.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      39             64            104            126            136
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   $9.179         $8.483         $7.818         $6.002         $8.781
  Accumulation Unit Value at end of
   period                                      $9.802         $9.179         $8.483         $7.818         $6.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                       1              1              1              1             46
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                   $5.567         $5.147         $4.746         $3.645         $5.336
  Accumulation Unit Value at end of
   period                                      $5.941         $5.567         $5.147         $4.746         $3.645
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      13             45             51             51             43
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   $5.523         $5.115         $4.723         $3.633         $3.409
  Accumulation Unit Value at end of
   period                                      $5.886         $5.523         $5.115         $4.723         $3.633
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   $5.523         $5.115         $4.723         $3.633         $5.326
  Accumulation Unit Value at end of
   period                                      $5.886         $5.523         $5.115         $4.723         $3.633
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   $5.495         $5.096         $4.829             --             --
  Accumulation Unit Value at end of
   period                                      $5.847         $5.495         $5.096             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --              3              3             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   $5.495         $5.096         $4.713         $3.631         $3.409
  Accumulation Unit Value at end of
   period                                      $5.847         $5.495         $5.096         $4.713         $3.631
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --              3              3              3             14
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                   $5.469         $5.075         $4.696         $3.619         $3.399
  Accumulation Unit Value at end of
   period                                      $5.817         $5.469         $5.075         $4.696         $3.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      30             30             31             30              3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   $4.223         $3.922         $3.722             --             --
  Accumulation Unit Value at end of
   period                                      $4.487         $4.223         $3.922             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                   $5.458         $5.072         $4.815             --             --
  Accumulation Unit Value at end of
   period                                      $5.796         $5.458         $5.072             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                       3              3              3             --             --

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                    2001           2000           1999           1998
--------------------------------------  ---------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $12.803        $17.612        $10.572        $10.000
  Accumulation Unit Value at end of
   period                                      $8.811        $12.803        $17.612        $10.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     153            167             69             22
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $12.779        $17.606        $11.842             --
  Accumulation Unit Value at end of
   period                                      $8.781        $12.779        $17.606             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      43             38             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                   $8.580             --             --             --
  Accumulation Unit Value at end of
   period                                      $5.336             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      20             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                       --             --             --             --
  Accumulation Unit Value at end of
   period                                          --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   $8.576             --             --             --
  Accumulation Unit Value at end of
   period                                      $5.326             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                       --             --             --             --
  Accumulation Unit Value at end of
   period                                          --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                       --             --             --             --
  Accumulation Unit Value at end of
   period                                          --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                       --             --             --             --
  Accumulation Unit Value at end of
   period                                          --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                       --             --             --             --
  Accumulation Unit Value at end of
   period                                          --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                       --             --             --             --
  Accumulation Unit Value at end of
   period                                          --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           29

-------------------------------------------------------------------------------


                                                                      AS OF DECEMBER 31,
SUB-ACCOUNT                                    2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   $5.458         $5.072         $4.700         $3.628         $3.409
  Accumulation Unit Value at end of
   period                                      $5.796         $5.458         $5.072         $4.700         $3.628
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                       3              3              3             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   $5.411         $5.036         $4.788             --             --
  Accumulation Unit Value at end of
   period                                      $5.738         $5.411         $5.036             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --             --
PUTNAM NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $16.075        $15.410        $13.552        $10.384        $12.490
  Accumulation Unit Value at end of
   period                                     $18.371        $16.075        $15.410        $13.552        $10.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      13             36             49             48             42
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $15.925        $15.289        $13.466        $10.333        $12.448
  Accumulation Unit Value at end of
   period                                     $18.173        $15.925        $15.289        $13.466        $10.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --              1             --             38
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $14.480        $13.908        $12.256         $9.410        $11.341
  Accumulation Unit Value at end of
   period                                     $16.515        $14.480        $13.908        $12.256         $9.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      22             35             28             25             27
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $14.367        $13.821        $12.197         $9.379         $8.645
  Accumulation Unit Value at end of
   period                                     $16.362        $14.367        $13.821        $12.197         $9.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --              1
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $14.367        $13.821        $12.197         $9.379        $11.320
  Accumulation Unit Value at end of
   period                                     $16.362        $14.367        $13.821        $12.197         $9.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $14.293        $13.771        $12.338             --             --
  Accumulation Unit Value at end of
   period                                     $16.254        $14.293        $13.771             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                       2              3              2             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $14.293        $13.771        $12.171         $9.373         $8.645
  Accumulation Unit Value at end of
   period                                     $16.254        $14.293        $13.771        $12.171         $9.373
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                       2              3              2              1             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $14.226        $13.713        $12.126         $9.343         $8.619
  Accumulation Unit Value at end of
   period                                     $16.169        $14.226        $13.713        $12.126         $9.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      11             11             12             11              1

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                    2001           2000           1999           1998
--------------------------------------  ---------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                       --             --             --             --
  Accumulation Unit Value at end of
   period                                          --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                       --             --             --             --
  Accumulation Unit Value at end of
   period                                          --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --
PUTNAM NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $12.272        $10.179        $10.301        $10.000
  Accumulation Unit Value at end of
   period                                     $12.490        $12.272        $10.179        $10.301
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      44             25             15              2
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $12.249        $10.176         $9.993             --
  Accumulation Unit Value at end of
   period                                     $12.448        $12.249        $10.176             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      25              2             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $11.233             --             --             --
  Accumulation Unit Value at end of
   period                                     $11.341             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                       6             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                       --             --             --             --
  Accumulation Unit Value at end of
   period                                          --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $11.228             --             --             --
  Accumulation Unit Value at end of
   period                                     $11.320             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                       1             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                       --             --             --             --
  Accumulation Unit Value at end of
   period                                          --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                       --             --             --             --
  Accumulation Unit Value at end of
   period                                          --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                       --             --             --             --
  Accumulation Unit Value at end of
   period                                          --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      --             --             --             --

30                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.137        $16.535        $14.836             --             --
  Accumulation Unit Value at end of
   period                                $19.458        $17.137        $16.535             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.196        $13.704        $12.301             --             --
  Accumulation Unit Value at end of
   period                                $16.111        $14.196        $13.704             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              4             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.196        $13.704        $12.137         $9.365         $8.645
  Accumulation Unit Value at end of
   period                                $16.111        $14.196        $13.704        $12.137         $9.365
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              4             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.076        $13.609        $12.232             --             --
  Accumulation Unit Value at end of
   period                                $15.951        $14.076        $13.609             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3             --             --
PUTNAM OTC & EMERGING GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.985         $5.633         $5.268         $3.940         $5.902
  Accumulation Unit Value at end of
   period                                 $6.627         $5.985         $5.633         $5.268         $3.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             27             35             34             40
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.929         $5.588         $5.235         $3.921         $5.882
  Accumulation Unit Value at end of
   period                                 $6.555         $5.929         $5.588         $5.235         $3.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             13
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.731         $3.518         $3.298         $2.471         $3.709
  Accumulation Unit Value at end of
   period                                 $4.123         $3.731         $3.518         $3.298         $2.471
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3              4              4              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.702         $3.496         $3.282         $2.463         $2.304
  Accumulation Unit Value at end of
   period                                 $4.085         $3.702         $3.496         $3.282         $2.463
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3             --             12
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.702         $3.496         $3.282         $2.463         $3.702
  Accumulation Unit Value at end of
   period                                 $4.085         $3.702         $3.496         $3.282         $2.463
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3             --             12
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.683         $3.484         $3.341             --             --
  Accumulation Unit Value at end of
   period                                 $4.058         $3.683         $3.484             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM OTC & EMERGING GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.033        $22.902        $10.276        $10.000
  Accumulation Unit Value at end of
   period                                 $5.902        $11.033        $22.902        $10.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             54             15              5
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.012        $22.894        $13.011             --
  Accumulation Unit Value at end of
   period                                 $5.882        $11.012        $22.894             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             20             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.686             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.709             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.683             --             --             --
  Accumulation Unit Value at end of
   period                                 $3.702             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           31

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.683         $3.484         $3.275         $2.462         $2.304
  Accumulation Unit Value at end of
   period                                 $4.058         $3.683         $3.484         $3.275         $2.462
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.666         $3.469         $3.262         $2.454         $2.297
  Accumulation Unit Value at end of
   period                                 $4.037         $3.666         $3.469         $3.262         $2.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.832         $1.735         $1.666             --             --
  Accumulation Unit Value at end of
   period                                 $2.015         $1.832         $1.735             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.658         $3.467         $3.331             --             --
  Accumulation Unit Value at end of
   period                                 $4.022         $3.658         $3.467             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.658         $3.467         $3.265         $2.460         $2.304
  Accumulation Unit Value at end of
   period                                 $4.022         $3.658         $3.467         $3.265         $2.460
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.627         $3.443         $3.312             --             --
  Accumulation Unit Value at end of
   period                                 $3.982         $3.627         $3.443             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3             --             --
PUTNAM RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.550        $12.131        $11.449         $9.273        $12.100
  Accumulation Unit Value at end of
   period                                $13.761        $12.550        $12.131        $11.449         $9.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             10             16             20             21
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.432        $12.036        $11.376         $9.228        $12.060
  Accumulation Unit Value at end of
   period                                $13.612        $12.432        $12.036        $11.376         $9.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             17
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.198         $7.941         $7.509         $6.094         $7.968
  Accumulation Unit Value at end of
   period                                 $8.971         $8.198         $7.941         $7.509         $6.094
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             30             32             34             34
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.134         $7.891         $7.473         $6.074         $5.542
  Accumulation Unit Value at end of
   period                                 $8.888         $8.134         $7.891         $7.473         $6.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.134        $15.674        $12.481        $10.000
  Accumulation Unit Value at end of
   period                                $12.100        $15.134        $15.674        $12.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             25             13              2
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.106        $15.668        $13.106             --
  Accumulation Unit Value at end of
   period                                $12.060        $15.106        $15.668             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             16             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.384             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.968             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

32                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.134         $7.891         $7.473         $6.074         $7.954
  Accumulation Unit Value at end of
   period                                 $8.888         $8.134         $7.891         $7.473         $6.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.093         $7.862         $7.522             --             --
  Accumulation Unit Value at end of
   period                                 $8.830         $8.093         $7.862             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.093         $7.862         $7.457         $6.070         $5.542
  Accumulation Unit Value at end of
   period                                 $8.830         $8.093         $7.862         $7.457         $6.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              8
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.054         $7.829         $7.429         $6.051         $5.525
  Accumulation Unit Value at end of
   period                                 $8.784         $8.054         $7.829         $7.429         $6.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.940         $7.725         $7.402             --             --
  Accumulation Unit Value at end of
   period                                 $8.650         $7.940         $7.725             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.037         $7.824         $7.500             --             --
  Accumulation Unit Value at end of
   period                                 $8.752         $8.037         $7.824             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              2             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.037         $7.824         $7.436         $6.065         $5.541
  Accumulation Unit Value at end of
   period                                 $8.752         $8.037         $7.824         $7.436         $6.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              2             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.969         $7.769         $7.457             --             --
  Accumulation Unit Value at end of
   period                                 $8.665         $7.969         $7.769             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.719        $21.547        $17.330        $11.755        $14.601
  Accumulation Unit Value at end of
   period                                $26.251        $22.719        $21.547        $17.330        $11.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             23             29             26             27
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $22.507        $21.378        $17.220        $11.698        $14.552
  Accumulation Unit Value at end of
   period                                $25.967        $22.507        $21.378        $17.220        $11.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             16

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.380             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.954             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.547        $10.235        $10.000             --
  Accumulation Unit Value at end of
   period                                $14.601        $12.547        $10.235             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             10              2             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.523        $10.231         $9.720             --
  Accumulation Unit Value at end of
   period                                $14.552        $12.523        $10.231             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           33

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.353        $19.342        $15.587        $10.595        $13.186
  Accumulation Unit Value at end of
   period                                $23.471        $20.353        $19.342        $15.587        $10.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             18             19             28             28
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.195        $19.220        $15.513        $10.559        $10.587
  Accumulation Unit Value at end of
   period                                $23.254        $20.195        $19.220        $15.513        $10.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.195        $19.220        $15.513        $10.559        $13.162
  Accumulation Unit Value at end of
   period                                $23.254        $20.195        $19.220        $15.513        $10.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.092        $19.151        $16.103             --             --
  Accumulation Unit Value at end of
   period                                $23.100        $20.092        $19.151             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.092        $19.151        $15.480        $10.553        $10.586
  Accumulation Unit Value at end of
   period                                $23.100        $20.092        $19.151        $15.480        $10.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.997        $19.070        $15.422        $10.519        $10.555
  Accumulation Unit Value at end of
   period                                $22.980        $19.997        $19.070        $15.422        $10.519
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             10              9              9             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.781        $19.838        $16.703             --             --
  Accumulation Unit Value at end of
   period                                $23.857        $20.781        $19.838             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.955        $19.059        $16.054             --             --
  Accumulation Unit Value at end of
   period                                $22.897        $19.955        $19.059             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              3             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.955        $19.059        $15.436        $10.544        $10.586
  Accumulation Unit Value at end of
   period                                $22.897        $19.955        $19.059        $15.436        $10.544
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              3             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.786        $18.925        $15.964             --             --
  Accumulation Unit Value at end of
   period                                $22.669        $19.786        $18.925             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              9             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.781             --             --             --
  Accumulation Unit Value at end of
   period                                $13.186             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.776             --             --             --
  Accumulation Unit Value at end of
   period                                $13.162             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

34                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.341        $12.046        $11.300         $9.801        $10.903
  Accumulation Unit Value at end of
   period                                $13.606        $12.341        $12.046        $11.300         $9.801
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             87             90             93             94
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.226        $11.951        $11.228         $9.753        $10.866
  Accumulation Unit Value at end of
   period                                $13.459        $12.226        $11.951        $11.228         $9.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              2             36
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.772        $11.513        $10.822         $9.405        $10.483
  Accumulation Unit Value at end of
   period                                $12.953        $11.772        $11.513        $10.822         $9.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             46             54             52             50
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.680        $11.441        $10.770         $9.374         $9.019
  Accumulation Unit Value at end of
   period                                $12.833        $11.680        $11.441        $10.770         $9.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.680        $11.441        $10.770         $9.374        $10.464
  Accumulation Unit Value at end of
   period                                $12.833        $11.680        $11.441        $10.770         $9.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.620        $11.399        $10.858             --             --
  Accumulation Unit Value at end of
   period                                $12.748        $11.620        $11.399             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.620        $11.399        $10.747         $9.368         $9.019
  Accumulation Unit Value at end of
   period                                $12.748        $11.620        $11.399        $10.747         $9.368
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.566        $11.351        $10.708         $9.338         $8.992
  Accumulation Unit Value at end of
   period                                $12.682        $11.566        $11.351        $10.708         $9.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9              9             11              4
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.628        $12.406        $11.833             --             --
  Accumulation Unit Value at end of
   period                                $13.833        $12.628        $12.406             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.541        $11.344        $10.826             --             --
  Accumulation Unit Value at end of
   period                                $12.636        $11.541        $11.344             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              2             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.017        $10.202        $10.398        $10.000
  Accumulation Unit Value at end of
   period                                $10.903        $11.017        $10.202        $10.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92            103            122              7
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.997        $10.199             --             --
  Accumulation Unit Value at end of
   period                                $10.866        $10.997             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             11             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.630             --             --             --
  Accumulation Unit Value at end of
   period                                $10.483             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.625             --             --             --
  Accumulation Unit Value at end of
   period                                $10.464             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           35

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.541        $11.344        $10.717         $9.360         $9.019
  Accumulation Unit Value at end of
   period                                $12.636        $11.541        $11.344        $10.717         $9.360
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              2             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.444        $11.265        $10.765             --             --
  Accumulation Unit Value at end of
   period                                $12.510        $11.444        $11.265             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1             --             --
PUTNAM UTILITIES GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.286        $10.551         $8.808         $7.163         $9.579
  Accumulation Unit Value at end of
   period                                $14.123        $11.286        $10.551         $8.808         $7.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             54             61             65             55
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.180        $10.469         $8.752         $7.128         $9.546
  Accumulation Unit Value at end of
   period                                $13.970        $11.180        $10.469         $8.752         $7.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             48
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.290         $8.703         $7.280         $5.932         $7.948
  Accumulation Unit Value at end of
   period                                $11.602         $9.290         $8.703         $7.280         $5.932
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              4              9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.218         $8.648         $7.245         $5.912         $5.581
  Accumulation Unit Value at end of
   period                                $11.495         $9.218         $8.648         $7.245         $5.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              3
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.218         $8.648         $7.245         $5.912         $7.934
  Accumulation Unit Value at end of
   period                                $11.495         $9.218         $8.648         $7.245         $5.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.171         $8.617         $7.351             --             --
  Accumulation Unit Value at end of
   period                                $11.419         $9.171         $8.617             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.171         $8.617         $7.229         $5.909         $5.581
  Accumulation Unit Value at end of
   period                                $11.419         $9.171         $8.617         $7.229         $5.909
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.127         $8.581         $7.203         $5.890         $5.564
  Accumulation Unit Value at end of
   period                                $11.360         $9.127         $8.581         $7.203         $5.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10             14              6             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM UTILITIES GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.518        $10.813        $11.064        $10.000
  Accumulation Unit Value at end of
   period                                 $9.579        $12.518        $10.813        $11.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69             49             44             15
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.494        $10.809        $10.943             --
  Accumulation Unit Value at end of
   period                                 $9.546        $12.494        $10.809             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             22             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.009             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.948             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.005             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.934             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

36                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.314         $9.706         $8.291             --             --
  Accumulation Unit Value at end of
   period                                $12.823        $10.314         $9.706             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.108         $8.575         $7.329             --             --
  Accumulation Unit Value at end of
   period                                $11.318         $9.108         $8.575             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.108         $8.575         $7.209         $5.904         $5.581
  Accumulation Unit Value at end of
   period                                $11.318         $9.108         $8.575         $7.209         $5.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.031         $8.515         $7.287             --             --
  Accumulation Unit Value at end of
   period                                $11.206         $9.031         $8.515             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              6             --             --
PUTNAM VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.042         $9.994         $8.554         $6.520         $9.538
  Accumulation Unit Value at end of
   period                                $11.470        $11.042         $9.994         $8.554         $6.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             58             76             83             98
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.939         $9.916         $8.499         $6.489         $9.506
  Accumulation Unit Value at end of
   period                                $11.346        $10.939         $9.916         $8.499         $6.489
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             34
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.443         $5.843         $5.011         $3.827         $5.610
  Accumulation Unit Value at end of
   period                                 $6.679         $6.443         $5.843         $5.011         $3.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             40             41             42             35
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.392         $5.806         $4.987         $3.815         $3.673
  Accumulation Unit Value at end of
   period                                 $6.617         $6.392         $5.806         $4.987         $3.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1             --              1
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.392         $5.806         $4.987         $3.815         $5.600
  Accumulation Unit Value at end of
   period                                 $6.617         $6.392         $5.806         $4.987         $3.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1             --              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.360         $5.785         $5.129             --             --
  Accumulation Unit Value at end of
   period                                 $6.574         $6.360         $5.785             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1             --             --

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2001           2000           1999           1998
--------------------------------------  -----------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
PUTNAM VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.560        $15.411        $10.247        $10.000
  Accumulation Unit Value at end of
   period                                 $9.538        $14.560        $15.411        $10.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                125            130             65              9
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.533        $15.405        $10.924             --
  Accumulation Unit Value at end of
   period                                 $9.506        $14.533        $15.405             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             30             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.902             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.610             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.898             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.600             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           37

-------------------------------------------------------------------------------


                                                                    AS OF DECEMBER 31,
SUB-ACCOUNT                               2006            2005           2004           2003           2002
------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $6.360         $5.785         $4.976         $3.812         $3.672
  Accumulation Unit Value at end of
   period                                  $6.574         $6.360         $5.785         $4.976         $3.812
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   1              1              1             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $6.330         $5.761         $4.958         $3.800         $3.661
  Accumulation Unit Value at end of
   period                                  $6.539         $6.330         $5.761         $4.958         $3.800
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  12             12              4              3             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $5.347         $4.871         $4.325             --             --
  Accumulation Unit Value at end of
   period                                  $5.519         $5.347         $4.871             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $6.316         $5.757         $5.114             --             --
  Accumulation Unit Value at end of
   period                                  $6.516         $6.316         $5.757             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   6              6              4             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $6.316         $5.757         $4.962         $3.809         $3.672
  Accumulation Unit Value at end of
   period                                  $6.516         $6.316         $5.757         $4.962         $3.809
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   6              6              4             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $6.263         $5.717         $5.085             --             --
  Accumulation Unit Value at end of
   period                                  $6.451         $6.263         $5.717             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   6              6              6             --             --
PUTNAM VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $10.082         $9.684         $9.359         $7.606        $10.509
  Accumulation Unit Value at end of
   period                                 $10.472        $10.082         $9.684         $9.359         $7.606
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  47            139            189            225            245
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $9.988         $9.608         $9.299         $7.569        $10.474
  Accumulation Unit Value at end of
   period                                 $10.359         $9.988         $9.608         $9.299         $7.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --             --             --             --             67
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $6.599         $6.351         $6.150         $5.008         $6.934
  Accumulation Unit Value at end of
   period                                  $6.841         $6.599         $6.351         $6.150         $5.008
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  29             40             67             71             56
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $6.548         $6.311         $6.121         $4.992         $4.849
  Accumulation Unit Value at end of
   period                                  $6.777         $6.548         $6.311         $6.121         $4.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   2              4              4              2              2

                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                               2001            2000            1999            1998
--------------------------------------  ---------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
PUTNAM VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $13.749         $16.723         $10.742         $10.000
  Accumulation Unit Value at end of
   period                                 $10.509         $13.749         $16.723         $10.742
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 324             365             151              29
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $13.724         $16.717         $11.888              --
  Accumulation Unit Value at end of
   period                                 $10.474         $13.724         $16.717              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  66              56              --              --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $9.212              --              --              --
  Accumulation Unit Value at end of
   period                                  $6.934              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  40              --              --              --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --

38                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                    AS OF DECEMBER 31,
SUB-ACCOUNT                               2006            2005           2004           2003           2002
------------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $6.548         $6.311         $6.121         $4.992         $6.921
  Accumulation Unit Value at end of
   period                                  $6.777         $6.548         $6.311         $6.121         $4.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   2              4              4              2              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $6.515         $6.288         $6.232             --             --
  Accumulation Unit Value at end of
   period                                  $6.733         $6.515         $6.288             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   1              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $6.515         $6.288         $6.108         $4.989         $4.848
  Accumulation Unit Value at end of
   period                                  $6.733         $6.515         $6.288         $6.108         $4.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   1              1             --             --             17
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $6.484         $6.262         $6.085         $4.973         $4.834
  Accumulation Unit Value at end of
   period                                  $6.698         $6.484         $6.262         $6.085         $4.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  30             49             55             62              6
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $5.193         $5.020         $4.982             --             --
  Accumulation Unit Value at end of
   period                                  $5.358         $5.193         $5.020             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $6.470         $6.258         $6.213             --             --
  Accumulation Unit Value at end of
   period                                  $6.673         $6.470         $6.258             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  25             20             14             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $6.470         $6.258         $6.091         $4.984         $4.848
  Accumulation Unit Value at end of
   period                                  $6.673         $6.470         $6.258         $6.091         $4.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  25             20             14             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $6.415         $6.214         $6.178             --             --
  Accumulation Unit Value at end of
   period                                  $6.607         $6.415         $6.214             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  19             20             20             --             --

                                                           AS OF DECEMBER 31,
SUB-ACCOUNT                               2001            2000            1999            1998
--------------------------------------  ---------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $9.208              --              --              --
  Accumulation Unit Value at end of
   period                                  $6.921              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   1              --              --              --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   --              --              --              --
  Accumulation Unit Value at end of
   period                                      --              --              --              --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  --              --              --              --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TEN AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Ten (the "Account") as of December 31, 2006 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life Insurance Company Separate Account Ten as of December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2007

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                  PUTNAM
                                   PUTNAM        AMERICAN
                                   MID CAP      GOVERNMENT
                                    VALUE         INCOME
                                 SUB-ACCOUNT    SUB-ACCOUNT
------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         1,545,314      3,818,933
   Class IB                           210,314        295,284
   Other class                             --             --
                                =============  =============
  Cost:
   Class IA                       $20,222,594    $42,426,843
   Class IB                         2,881,754      3,477,259
   Other class                             --             --
                                =============  =============
  Market Value:
   Class IA                       $27,552,947    $43,459,462
   Class IB                         3,730,981      3,348,521
   Other class                             --             --
 Due from Hartford Life
  Insurance Company                    17,278             --
 Receivable from fund shares
  sold                                     --        262,677
 Other assets                             281             35
                                -------------  -------------
 Total Assets                      31,301,487     47,070,695
                                -------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --        262,677
 Payable for fund shares
  purchased                            17,278             --
 Other liabilities                         --             --
                                -------------  -------------
 Total Liabilities                     17,278        262,677
                                -------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $31,284,209    $46,808,018
                                =============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PUTNAM          PUTNAM          PUTNAM
                                   CAPITAL      DIVERSIFIED     GLOBAL ASSET
                                APPRECIATION       INCOME        ALLOCATION
                                 SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         1,293,999      15,827,368       8,218,374
   Class IB                           162,371       1,355,732         146,416
   Other class                             --              --              --
                                =============  ==============  ==============
  Cost:
   Class IA                        $9,482,247    $160,305,912     $93,511,036
   Class IB                         1,175,341      11,837,213       2,017,454
   Other class                             --              --              --
                                =============  ==============  ==============
  Market Value:
   Class IA                       $12,448,266    $140,705,305    $135,603,170
   Class IB                         1,547,399      11,903,329       2,421,719
   Other class                             --              --              --
 Due from Hartford Life
  Insurance Company                        --              --              --
 Receivable from fund shares
  sold                                 24,348         103,037          29,891
 Other assets                              --             133           1,449
                                -------------  --------------  --------------
 Total Assets                      14,020,013     152,711,804     138,056,229
                                -------------  --------------  --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    24,348         103,037          29,891
 Payable for fund shares
  purchased                                --              --              --
 Other liabilities                         24              --              --
                                -------------  --------------  --------------
 Total Liabilities                     24,372         103,037          29,891
                                -------------  --------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $13,995,641    $152,608,767    $138,026,338
                                =============  ==============  ==============

                                                     PUTNAM          PUTNAM
                                    PUTNAM         GROWTH AND        GROWTH
                                GLOBAL EQUITY        INCOME       OPPORTUNITIES
                                 SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
------------------------------  -----------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         15,948,035        50,883,769      1,731,056
   Class IB                            183,343           828,430        363,261
   Other class                              --                --             --
                                ==============  ================  =============
  Cost:
   Class IA                       $181,152,526      $764,186,512    $18,208,971
   Class IB                          2,334,229        18,538,498      2,315,818
   Other class                              --                --             --
                                ==============  ================  =============
  Market Value:
   Class IA                       $218,169,118    $1,503,106,548     $9,157,285
   Class IB                          2,487,966        24,322,700      1,903,490
   Other class                              --                --             --
 Due from Hartford Life
  Insurance Company                         --                --             --
 Receivable from fund shares
  sold                                 205,424           886,742         22,308
 Other assets                            1,334             8,274             --
                                --------------  ----------------  -------------
 Total Assets                      220,863,842     1,528,324,264     11,083,083
                                --------------  ----------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    205,424           886,742         22,308
 Payable for fund shares
  purchased                                 --                --             --
 Other liabilities                          --                --              8
                                --------------  ----------------  -------------
 Total Liabilities                     205,424           886,742         22,316
                                --------------  ----------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $220,658,418    $1,527,437,522    $11,060,767
                                ==============  ================  =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   PUTNAM
                                   HEALTH          PUTNAM
                                  SCIENCES       HIGH YIELD
                                 SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         3,652,332      18,103,470
   Class IB                           184,461         640,872
   Other class                             --              --
                                =============  ==============
  Cost:
   Class IA                       $35,866,349    $196,622,346
   Class IB                         2,135,507       4,879,167
   Other class                             --              --
                                =============  ==============
  Market Value:
   Class IA                       $50,000,428    $141,750,173
   Class IB                         2,508,672       4,985,982
   Other class                             --              --
 Due from Hartford Life
  Insurance Company                        --              --
 Receivable from fund shares
  sold                                 36,856         508,998
 Other assets                             535             640
                                -------------  --------------
 Total Assets                      52,546,491     147,245,793
                                -------------  --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    36,856         508,998
 Payable for fund shares
  purchased                                --              --
 Other liabilities                         --              --
                                -------------  --------------
 Total Liabilities                     36,856         508,998
                                -------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $52,509,635    $146,736,795
                                =============  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                   PUTNAM
                                               INTERNATIONAL       PUTNAM
                                   PUTNAM        GROWTH AND    INTERNATIONAL
                                   INCOME          INCOME          EQUITY
                                 SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        17,644,479       6,011,142       7,046,318
   Class IB                         1,533,248         427,647         722,582
   Other class                             --              --              --
                                =============  ==============  ==============
  Cost:
   Class IA                      $196,098,037     $66,600,619     $84,496,504
   Class IB                        19,416,397       5,339,322       9,111,383
   Other class                             --              --              --
                                =============  ==============  ==============
  Market Value:
   Class IA                      $224,084,879    $116,135,261    $146,422,489
   Class IB                        19,334,262       8,215,094      14,914,088
   Other class                             --              --              --
 Due from Hartford Life
  Insurance Company                        --              --              --
 Receivable from fund shares
  sold                                 66,168          44,199         101,742
 Other assets                              --              --              --
                                -------------  --------------  --------------
 Total Assets                     243,485,309     124,394,554     161,438,319
                                -------------  --------------  --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    66,168          44,199         101,742
 Payable for fund shares
  purchased                                --              --              --
 Other liabilities                        427           2,620             548
                                -------------  --------------  --------------
 Total Liabilities                     66,595          46,819         102,290
                                -------------  --------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                    $243,418,714    $124,347,735    $161,336,029
                                =============  ==============  ==============

                                    PUTNAM
                                INTERNATIONAL
                                     NEW             PUTNAM          PUTNAM
                                OPPORTUNITIES      INVESTORS      MONEY MARKET
                                 SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
------------------------------  -----------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                          2,826,343        10,062,750     99,382,067
   Class IB                             87,246         1,155,912      3,643,866
   Other class                              --                --             --
                                ==============  ================  =============
  Cost:
   Class IA                        $29,359,242      $104,098,048    $99,382,067
   Class IB                          1,207,509        10,844,970      3,643,866
   Other class                              --                --             --
                                ==============  ================  =============
  Market Value:
   Class IA                        $51,835,138      $123,469,943    $99,382,067
   Class IB                          1,592,251        14,113,688      3,643,866
   Other class                              --                --             --
 Due from Hartford Life
  Insurance Company                         --                --             --
 Receivable from fund shares
  sold                                  64,499           115,437        116,041
 Other assets                              650               974         14,849
                                --------------  ----------------  -------------
 Total Assets                       53,492,538       137,700,042    103,156,823
                                --------------  ----------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                     64,499           115,437        116,041
 Payable for fund shares
  purchased                                 --                --             --
 Other liabilities                          --                --             --
                                --------------  ----------------  -------------
 Total Liabilities                      64,499           115,437        116,041
                                --------------  ----------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                      $53,428,039      $137,584,605   $103,040,782
                                ==============  ================  =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                         PUTNAM               PUTNAM
                                   NEW OPPORTUNITIES        NEW VALUE
                                      SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              14,380,675            7,413,575
   Class IB                                 493,410              579,826
   Other class                                   --                   --
                                     ==============       ==============
 Cost:
   Class IA                            $180,577,099          $82,487,802
   Class IB                               9,910,340            7,920,623
   Other class                                   --                   --
                                     ==============       ==============
 Market Value:
   Class IA                            $292,790,542         $136,928,736
   Class IB                               9,887,952           10,634,003
   Other class                                   --                   --
 Due from Hartford Life
  Insurance Company                              --                   --
 Receivable from fund shares
  sold                                      374,659               70,803
 Other assets                                 4,424                1,064
                                     --------------       --------------
 Total Assets                           303,057,577          147,634,606
                                     --------------       --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         374,659               70,803
 Payable for fund shares
  purchased                                      --                   --
 Other liabilities                               --                   --
                                     --------------       --------------
 Total Liabilities                          374,659               70,803
                                     --------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $302,682,918         $147,563,803
                                     ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       PUTNAM                              PUTNAM
                                   OTC & EMERGING          PUTNAM        SMALL CAP
                                       GROWTH             RESEARCH         VALUE
                                     SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                             2,607,266           2,375,353       4,688,985
   Class IB                               160,415             317,124         325,455
   Other class                                 --                  --              --
                                    =============       =============  ==============
 Cost:
   Class IA                           $29,352,599         $28,949,324     $59,620,955
   Class IB                             1,418,419           3,393,220       5,692,713
   Other class                                 --                  --              --
                                    =============       =============  ==============
 Market Value:
   Class IA                           $19,241,626         $31,330,913    $114,833,240
   Class IB                             1,163,014           4,160,674       7,898,789
   Other class                                 --                  --              --
 Due from Hartford Life
  Insurance Company                         5,345                  --              --
 Receivable from fund shares
  sold                                         --              20,104          50,497
 Other assets                                 239                 251              --
                                    -------------       -------------  --------------
 Total Assets                          20,410,224          35,511,942     122,782,526
                                    -------------       -------------  --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --              20,104          50,498
 Payable for fund shares
  purchased                                 5,345                  --              --
 Other liabilities                             --                  --              79
                                    -------------       -------------  --------------
 Total Liabilities                          5,345              20,104          50,577
                                    -------------       -------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $20,404,879         $35,491,838    $122,731,949
                                    =============       =============  ==============

                                   PUTNAM
                                 THE GEORGE             PUTNAM
                                   PUTNAM             UTILITIES             PUTNAM
                               FUND OF BOSTON     GROWTH AND INCOME          VISTA
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         9,340,518            9,084,852           5,498,212
   Class IB                           682,991              114,709             314,191
   Other class                             --                   --                  --
                               ==============       ==============       =============
 Cost:
   Class IA                       $95,325,428          $97,441,706         $60,533,419
   Class IB                         7,142,382            1,570,829           4,747,405
   Other class                             --                   --                  --
                               ==============       ==============       =============
 Market Value:
   Class IA                      $116,476,260         $161,982,913         $82,253,257
   Class IB                         8,469,087            2,036,085           4,618,612
   Other class                             --                   --                  --
 Due from Hartford Life
  Insurance Company                        --                   --                  --
 Receivable from fund shares
  sold                                149,411               44,931              87,440
 Other assets                             873                4,795               1,097
                               --------------       --------------       -------------
 Total Assets                     125,095,631          164,068,724          86,960,406
                               --------------       --------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   149,411               44,931              87,440
 Payable for fund shares
  purchased                                --                   --                  --
 Other liabilities                         --                   --                  --
                               --------------       --------------       -------------
 Total Liabilities                    149,411               44,931              87,440
                               --------------       --------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $124,946,220         $164,023,793         $86,872,966
                               ==============       ==============       =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                    PUTNAM              PUTNAM
                                   VOYAGER         DISCOVERY GROWTH
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         21,288,746            908,732
   Class IB                            528,269            161,056
   Other class                              --                 --
                                ==============       ============
  Cost:
   Class IA                       $354,451,691         $4,082,543
   Class IB                         15,221,785            663,245
   Other class                              --                 --
                                ==============       ============
  Market Value:
   Class IA                       $643,984,570         $5,461,482
   Class IB                         15,885,045            953,453
   Other class                              --                 --
 Due from Hartford Life
  Insurance Company                         --                 --
 Receivable from fund shares
  sold                                 581,849             38,618
 Other assets                            8,808                 --
                                --------------       ------------
 Total Assets                      660,460,272          6,453,553
                                --------------       ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    581,850             38,618
 Payable for fund shares
  purchased                                 --                 --
 Other liabilities                          --                 50
                                --------------       ------------
 Total Liabilities                     581,850             38,668
                                --------------       ------------
NET ASSETS:
For Variable Annuity Contract
 Liabilities                      $659,878,422         $6,414,885
                                ==============       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       LEGG MASON
                                                                                   PARTNERS VARIABLE
                                       PUTNAM                   PUTNAM                  ALL CAP
                                CAPITAL OPPORTUNITIES        EQUITY INCOME             PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                               611,504                2,611,500                      --
   Class IB                                61,784                  305,156                      --
   Other class                                 --                       --                  51,636
                                    =============            =============            ============
  Cost:
   Class IA                            $8,642,505              $31,808,664                      --
   Class IB                               841,609                3,610,138                      --
   Other class                                 --                       --                $816,076
                                    =============            =============            ============
  Market Value:
   Class IA                           $10,487,285              $41,444,512                      --
   Class IB                             1,052,793                4,818,412                      --
   Other class                                 --                       --              $1,007,936
 Due from Hartford Life
  Insurance Company                            --                  104,936                      --
 Receivable from fund shares
  sold                                     75,920                       --                     117
 Other assets                                  --                      583                      --
                                    -------------            -------------            ------------
 Total Assets                          11,615,998               46,368,443               1,008,053
                                    -------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        75,920                       --                     117
 Payable for fund shares
  purchased                                    --                  104,936                      --
 Other liabilities                            875                       --                       3
                                    -------------            -------------            ------------
 Total Liabilities                         76,795                  104,936                     120
                                    -------------            -------------            ------------
NET ASSETS:
For Variable Annuity Contract
 Liabilities                          $11,539,203              $46,263,507              $1,007,933
                                    =============            =============            ============

                                    LEGG MASON            LEGG MASON            LEGG MASON
                                PARTNERS VARIABLE     PARTNERS VARIABLE      PARTNERS VARIABLE
                                 HIGH YIELD BOND          INVESTORS            TOTAL RETURN
                                    PORTFOLIO             PORTFOLIO              PORTFOLIO
                                 SUB-ACCOUNT (B)       SUB-ACCOUNT (C)        SUB-ACCOUNT (D)
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                          12,395                31,470                 7,980
                                    ==========            ==========             =========
  Cost:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                        $113,987              $437,547               $83,445
                                    ==========            ==========             =========
  Market Value:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                        $121,845              $520,835               $97,999
 Due from Hartford Life
  Insurance Company                         --                    --                    --
 Receivable from fund shares
  sold                                      14                    60                    11
 Other assets                                1                     2                     1
                                    ----------            ----------             ---------
 Total Assets                          121,860               520,897                98,011
                                    ----------            ----------             ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         14                    60                    11
 Payable for fund shares
  purchased                                 --                    --                    --
 Other liabilities                          --                    --                    --
                                    ----------            ----------             ---------
 Total Liabilities                          14                    60                    11
                                    ----------            ----------             ---------
NET ASSETS:
For Variable Annuity Contract
 Liabilities                          $121,846              $520,837               $98,000
                                    ==========            ==========             =========

(a) Formerly Salomon Brothers Variable All Cap Value Fund. Change effective May 1 , 2006.

(b) Formerly Salomon Brothers Variable High Yield Bond Fund. Change effective May 1, 2006.

(c) Formerly Salomon Brothers Variable Investors Fund. Change effective May 1, 2006.

(d) Formerly Salomon Brothers Variable Total Return Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                    OWNED BY        UNIT               UNIT          CONTRACT
                                                                  PARTICIPANTS  FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
Putnam Mid Cap Value -- Class IA                                     1,488,997    $18.139483  to     $18.782399       $27,504,395
Putnam Mid Cap Value -- Class IB                                       206,439     17.604062  to      18.621027         3,730,973
Putnam American Government Income -- Class IA                        3,324,094     12.663479  to      13.475700        43,413,438
Putnam American Government Income -- Class IB                          262,845     11.589588  to      13.094312         3,307,899
Putnam Capital Appreciation -- Class IA                              1,204,072     10.010103  to      10.581038        12,385,665
Putnam Capital Appreciation -- Class IB                                156,137      9.575555  to      10.311985         1,547,394
Putnam Diversified Income -- Class IA                                7,711,746     15.188826  to      21.189720       140,241,212
Putnam Diversified Income -- Class IB                                  780,304     13.449499  to      18.186222        11,802,781
Putnam Global Asset Allocation -- Class IA                           3,617,285     12.621941  to      37.330714       135,010,071
Putnam Global Asset Allocation -- Class IB                             150,677     10.802439  to      37.514193         2,339,981
Putnam Global Equity -- Class IA                                     7,704,755     24.797325  to      28.183415       217,112,385
Putnam Global Equity -- Class IB                                       276,395      6.143156  to      28.239165         2,487,960
Putnam Growth and Income -- Class IA                                25,213,113     12.869608  to      59.435618     1,496,813,438
Putnam Growth and Income -- Class IB                                 1,229,699     12.112525  to      59.499553        24,298,496
Putnam Growth Opportunities -- Class IA                              1,880,356      4.760496  to      10.914761         9,156,901
Putnam Growth Opportunities -- Class IB                                423,652      4.121386  to       4.878322         1,902,759
Putnam Health Sciences -- Class IA                                   4,027,948     11.940271  to      13.491720        49,987,986
Putnam Health Sciences -- Class IB                                     232,978      8.424727  to      12.262386         2,503,005
Putnam High Yield -- Class IA                                        4,134,789     14.604254  to      34.265559       141,147,122
Putnam High Yield -- Class IB                                          286,062     12.526190  to      34.311955         4,976,298
Putnam Income -- Class IA                                            8,114,462     10.598528  to      27.613251       223,160,859
Putnam Income -- Class IB                                            1,207,260     12.043449  to      27.635914        19,214,929
Putnam International Growth and Income -- Class IA                   4,738,406     16.734339  to      27.049384       115,878,611
Putnam International Growth and Income -- Class IB                     469,876     15.005544  to      24.504130         8,215,067
Putnam International Equity -- Class IA                              5,949,838     15.710263  to      24.660671       146,302,635
Putnam International Equity -- Class IB                              1,123,595     10.068093  to      24.702058        14,865,132
Putnam International New Opportunities -- Class IA                   2,940,066     12.269175  to      19.480755        51,800,212
Putnam International New Opportunities -- Class IB                     189,092      6.552858  to      17.397151         1,592,249
Putnam Investors -- Class IA                                        11,057,910      0.966534  to      13.257352       123,353,336
Putnam Investors -- Class IB                                         1,654,693      7.320332  to      11.192662        14,089,564
Putnam Money Market -- Class IA                                     56,425,677      1.155355  to      11.430026        99,195,343
Putnam Money Market -- Class IB                                      2,750,528      0.997267  to       1.766348         3,644,287
Putnam New Opportunities -- Class IA                                12,259,715      8.583632  to      29.270152       292,347,918
Putnam New Opportunities -- Class IB                                 1,435,513      4.455613  to      23.867242         9,886,230
Putnam New Value -- Class IA                                         6,160,142     13.454864  to      24.527636       136,632,714
Putnam New Value -- Class IB                                           543,344     15.873638  to      22.208285        10,633,978
Putnam OTC & Emerging Growth -- Class IA                             2,916,198      4.945150  to       6.603652        19,237,847
Putnam OTC & Emerging Growth -- Class IB                               372,452      2.014938  to       6.627008         1,163,008
Putnam Research -- Class IA                                          2,218,621     10.978838  to      14.128238        31,290,549
Putnam Research -- Class IB                                            424,906      8.589845  to      14.153735         4,154,807
Putnam Small Cap Value -- Class IA                                   4,260,690     14.760266  to      29.429504       114,657,693
Putnam Small Cap Value -- Class IB                                     317,976     22.559466  to      26.962456         7,877,066
Putnam The George Putnam Fund of Boston -- Class IA                  8,461,905     11.952312  to      14.354043       116,236,835
Putnam The George Putnam Fund of Boston -- Class IB                    618,098     12.468638  to      14.239406         8,463,315
Putnam Utilities Growth and Income -- Class IA                       5,397,094     13.574874  to      31.564092       161,238,573
Putnam Utilities Growth and Income -- Class IB                         124,691     11.205826  to      29.505795         2,036,809

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                    OWNED BY        UNIT               UNIT          CONTRACT
                                                                  PARTICIPANTS  FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Putnam Vista -- Class IA                                             5,007,212    $10.799003  to     $16.437614       $82,197,185
Putnam Vista -- Class IB                                               604,472      5.506349  to      16.222801         4,618,615
Putnam Voyager -- Class IA                                          11,602,475      9.108575  to      55.420008       641,553,789
Putnam Voyager -- Class IB                                           1,774,787      5.321050  to      55.477048        15,843,750
Putnam Discovery Growth -- Class IA                                    898,618      5.833892  to       6.221582         5,433,327
Putnam Discovery Growth -- Class IB                                    163,505      5.668226  to       6.078914           953,420
Putnam Capital Opportunities -- Class IA                               559,446     18.506289  to      19.057053        10,486,461
Putnam Capital Opportunities -- Class IB                                57,700     17.832854  to      18.863017         1,052,742
Putnam Equity Income -- Class IA                                     2,533,474     16.018597  to      16.616842        41,401,131
Putnam Equity Income -- Class IB                                       301,598     15.577171  to      16.452427         4,818,399
Legg Mason Partners Variable All Cap Portfolio -- Class I              648,904      1.537193  to       1.553472         1,007,933
Legg Mason Partners Variable High Yield Bond Portfolio -- Class
 I                                                                      74,769      1.629638  to       1.629638           121,846
Legg Mason Partners Variable Investors Portfolio -- Class I            359,344      1.434265  to       1.449498           520,837
Legg Mason Partners Variable Total Return Portfolio -- Class I          73,443      1.320766  to       1.334751            98,000
ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY SUB-ACCOUNT):
Putnam Mid Cap Value -- Class IA                                         2,644     18.475066  to      18.475066            48,841
Putnam American Government Income -- Class IA                            3,526     13.062885  to      13.062885            46,064
Putnam American Government Income -- Class IB                            3,207     12.666757  to      12.666757            40,617
Putnam Capital Appreciation -- Class IA                                  6,081     10.291466  to      10.291466            62,582
Putnam Diversified Income -- Class IA                                   25,515     18.194134  to      18.194134           464,220
Putnam Diversified Income -- Class IB                                    5,640     17.828259  to      17.828259           100,554
Putnam Global Asset Allocation -- Class IA                              15,906     37.330714  to      37.330714           593,767
Putnam Global Asset Allocation -- Class IB                               7,215     11.436732  to      11.436732            82,519
Putnam Global Equity -- Class IA                                        37,542     28.183415  to      28.183415         1,058,073
Putnam Growth and Income -- Class IA                                   106,021     59.435618  to      59.435618         6,301,440
Putnam Growth and Income -- Class IB                                     1,317     14.072290  to      58.328365            24,148
Putnam Growth Opportunities -- Class IA                                     78      4.867499  to       4.867499               380
Putnam Growth Opportunities -- Class IB                                    161      4.509677  to       4.509677               727
Putnam Health Sciences -- Class IA                                       1,045     12.412793  to      12.412793            12,976
Putnam Health Sciences -- Class IB                                         590      9.601023  to       9.601023             5,668
Putnam High Yield -- Class IA                                           17,619     34.265559  to      34.265559           603,724
Putnam High Yield -- Class IB                                              287     33.636659  to      33.636659             9,651
Putnam Income -- Class IA                                               33,447     27.613251  to      27.613251           923,580
Putnam Income -- Class IB                                                4,398     27.091823  to      27.161901           119,346
Putnam International Growth and Income -- Class IA                      10,381     24.473366  to      24.473366           254,057
Putnam International Equity -- Class IA                                  4,840     24.660671  to      24.660671           119,367
Putnam International Equity -- Class IB                                  4,314     11.333503  to      11.333503            48,895
Putnam International New Opportunities -- Class IA                       2,019     17.624799  to      17.624799            35,578
Putnam Investors -- Class IA                                            10,636      9.770554  to      11.180668           117,613
Putnam Investors -- Class IB                                             2,683      7.586420  to      10.972358            24,092
Putnam Money Market -- Class IA                                        113,986      1.764704  to       1.764704           201,152
Putnam New Opportunities -- Class IA                                    18,735     23.861868  to      23.861868           447,048
Putnam New Opportunities -- Class IB                                       339      5.082942  to       5.082942             1,722
Putnam New Value -- Class IA                                            13,387     22.194722  to      22.194722           297,111
Putnam OTC & Emerging Growth -- Class IA                                   609      6.603652  to       6.603652             4,024
Putnam Research -- Class IA                                              2,875     14.128238  to      14.128238            40,616
Putnam Research -- Class IB                                                659      8.902139  to       8.902139             5,866

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                    OWNED BY        UNIT               UNIT          CONTRACT
                                                                  PARTICIPANTS  FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value -- Class IA                                       6,517    $26.923765  to     $26.923765          $175,451
Putnam Small Cap Value -- Class IB                                         862     25.218052  to      25.218052            21,739
Putnam The George Putnam Fund of Boston -- Class IA                     17,488     13.741525  to      13.741525           240,310
Putnam The George Putnam Fund of Boston -- Class IB                        405     14.235201  to      14.235201             5,760
Putnam Utilities Growth and Income -- Class IA                          25,039     29.889328  to      29.889328           748,411
Putnam Vista -- Class IA                                                 3,478     16.437614  to      16.437614            57,166
Putnam Voyager -- Class IA                                              44,020     55.420008  to      55.420008         2,439,580
Putnam Voyager -- Class IB                                               6,017      5.964432  to      54.384821            41,303
Putnam Discovery Growth -- Class IA                                      4,650      6.051201  to       6.051201            28,138
Putnam Equity Income -- Class IA                                         2,691     16.344916  to      16.344916            43,977

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                PUTNAM
                                        PUTNAM                 AMERICAN
                                       MID CAP                GOVERNMENT
                                        VALUE                   INCOME
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $110,877              $2,418,082
                                     ------------            ------------
EXPENSE:
 Mortality and expense risk
  charges                                (393,197)               (665,335)
                                     ------------            ------------
  Net investment income (loss)           (282,320)              1,752,747
                                     ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    66,615                (435,060)
 Net realized gain on
  distributions                         1,364,618                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,689,784                (315,915)
                                     ------------            ------------
  Net gain (loss) on
   investments                          4,121,017                (750,975)
                                     ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $3,838,697              $1,001,772
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       PUTNAM             PUTNAM              PUTNAM
                                      CAPITAL           DIVERSIFIED        GLOBAL ASSET
                                    APPRECIATION          INCOME            ALLOCATION
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $45,262          $9,891,178          $4,195,498
                                    ------------       -------------       -------------
EXPENSE:
 Mortality and expense risk
  charges                               (183,714)         (2,077,644)         (1,772,609)
                                    ------------       -------------       -------------
  Net investment income
   (loss)                               (138,452)          7,813,534           2,422,889
                                    ------------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   65,640          (5,819,956)          4,333,207
 Net realized gain on
  distributions                        1,277,196                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            260,555           6,035,988           8,717,174
                                    ------------       -------------       -------------
  Net gain (loss) on
   investments                         1,603,391             216,032          13,050,381
                                    ------------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,464,939          $8,029,566         $15,473,270
                                    ============       =============       =============

                                                       PUTNAM                   PUTNAM
                                  PUTNAM             GROWTH AND                 GROWTH
                               GLOBAL EQUITY           INCOME                OPPORTUNITIES
                                SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $1,295,054          $28,934,741                  $34,525
                               -------------       --------------            -------------
EXPENSE:
 Mortality and expense risk
  charges                         (2,741,199)         (19,735,326)                (151,293)
                               -------------       --------------            -------------
  Net investment income
   (loss)                         (1,446,145)           9,199,415                 (116,768)
                               -------------       --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           (5,332,500)         118,148,100               (2,946,174)
 Net realized gain on
  distributions                           --           38,659,575                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     50,119,862           46,816,924                3,843,015
                               -------------       --------------            -------------
  Net gain (loss) on
   investments                    44,787,362          203,624,599                  896,841
                               -------------       --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $43,341,217         $212,824,014                 $780,073
                               =============       ==============            =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   PUTNAM
                                   HEALTH               PUTNAM
                                  SCIENCES            HIGH YIELD
                                 SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $335,291          $12,742,324
                                -------------       --------------
EXPENSE:
 Mortality and expense risk
  charges                            (779,083)          (1,975,478)
                                -------------       --------------
  Net investment income (loss)       (443,792)          10,766,846
                                -------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             4,798,846          (11,706,094)
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (3,539,711)          14,547,148
                                -------------       --------------
  Net gain (loss) on
   investments                      1,259,135            2,841,054
                                -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $815,343          $13,607,900
                                =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      PUTNAM
                                                   INTERNATIONAL          PUTNAM
                                  PUTNAM            GROWTH AND         INTERNATIONAL
                                  INCOME              INCOME              EQUITY
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                       $12,685,881          $1,547,484          $1,249,035
                               -------------       -------------       -------------
EXPENSE:
 Mortality and expense risk
  charges                         (3,423,006)         (1,440,944)         (1,975,478)
                               -------------       -------------       -------------
  Net investment income
   (loss)                          9,262,875             106,540            (726,443)
                               -------------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              555,726           1,848,845           6,305,003
 Net realized gain on
  distributions                           --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (1,375,222)         24,162,272          30,240,516
                               -------------       -------------       -------------
  Net gain (loss) on
   investments                      (819,496)         26,011,117          36,545,519
                               -------------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $8,443,379         $26,117,657         $35,819,076
                               =============       =============       =============

                                  PUTNAM
                               INTERNATIONAL
                                    NEW               PUTNAM                   PUTNAM
                               OPPORTUNITIES         INVESTORS              MONEY MARKET
                                SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $773,339            $949,561               $4,975,955
                               -------------       -------------            -------------
EXPENSE:
 Mortality and expense risk
  charges                           (648,867)         (1,840,588)              (1,385,597)
                               -------------       -------------            -------------
  Net investment income
   (loss)                            124,472            (891,027)               3,590,358
                               -------------       -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              449,036          (1,977,282)                      --
 Net realized gain on
  distributions                           --                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     10,317,211          19,466,831                       --
                               -------------       -------------            -------------
  Net gain (loss) on
   investments                    10,766,247          17,489,549                       --
                               -------------       -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $10,890,719         $16,598,522               $3,590,358
                               =============       =============            =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                        PUTNAM              PUTNAM
                                   NEW OPPORTUNITIES       NEW VALUE
                                      SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $573,152          $1,977,311
                                     -------------       -------------
EXPENSE:
 Mortality and expense risk
  charges                               (4,104,182)         (1,945,055)
                                     -------------       -------------
  Net investment income (loss)          (3,531,030)             32,256
                                     -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 13,547,210           6,887,419
 Net realized gain on
  distributions                                 --          10,619,927
 Net unrealized appreciation
  (depreciation) of
  investments during the year           12,673,734           3,028,414
                                     -------------       -------------
  Net gain (loss) on
   investments                          26,220,944          20,535,760
                                     -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $22,689,914         $20,568,016
                                     =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       PUTNAM                                      PUTNAM
                                   OTC & EMERGING               PUTNAM            SMALL CAP
                                       GROWTH                  RESEARCH             VALUE
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                $312,513            $690,805
                                    -------------            ------------       -------------
EXPENSE:
 Mortality and expense risk
  charges                                (278,362)               (498,645)         (1,640,919)
                                    -------------            ------------       -------------
  Net investment income
   (loss)                                (278,362)               (186,132)           (950,114)
                                    -------------            ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (7,057,169)               (399,986)          6,649,244
 Net realized gain on
  distributions                                --                      --          13,316,078
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,644,172               4,195,441              37,319
                                    -------------            ------------       -------------
  Net gain (loss) on
   investments                          2,587,003               3,795,455          20,002,641
                                    -------------            ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,308,641              $3,609,323         $19,052,527
                                    =============            ============       =============

                                       PUTNAM
                                     THE GEORGE                 PUTNAM
                                       PUTNAM                  UTILITIES            PUTNAM
                                   FUND OF BOSTON          GROWTH AND INCOME         VISTA
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $3,676,839               $5,019,918                $ --
                                    -------------            -------------       -------------
EXPENSE:
 Mortality and expense risk
  charges                              (1,691,451)              (1,955,104)         (1,239,877)
                                    -------------            -------------       -------------
  Net investment income
   (loss)                               1,985,388                3,064,814          (1,239,877)
                                    -------------            -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 3,077,836                7,755,172           1,904,557
 Net realized gain on
  distributions                         4,779,231                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,461,259               24,859,917           3,360,427
                                    -------------            -------------       -------------
  Net gain (loss) on
   investments                         11,318,326               32,615,089           5,264,984
                                    -------------            -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $13,303,714              $35,679,903          $4,025,107
                                    =============            =============       =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                   PUTNAM                    PUTNAM
                                   VOYAGER              DISCOVERY GROWTH
                                 SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $2,735,337                      $ --
                                -------------            --------------
EXPENSE:
 Mortality and expense risk
  charges                          (8,978,029)                  (88,405)
                                -------------            --------------
  Net investment income (loss)     (6,242,692)                  (88,405)
                                -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            39,354,104                   536,903
 Net realized gain on
  distributions                            --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (6,966,647)                  175,505
                                -------------            --------------
  Net gain (loss) on
   investments                     32,387,457                   712,408
                                -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $26,144,765                  $624,003
                                =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    LEGG MASON
                                                                                PARTNERS VARIABLE
                                       PUTNAM                  PUTNAM                ALL CAP
                               CAPITAL OPPORTUNITIES       EQUITY INCOME            PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $23,506                $534,376               $13,036
                                    ------------            ------------            ----------
EXPENSE:
 Mortality and expense risk
  charges                               (131,468)               (517,469)              (12,833)
                                    ------------            ------------            ----------
  Net investment income
   (loss)                               (107,962)                 16,907                   203
                                    ------------            ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    2,148                 128,344                37,639
 Net realized gain on
  distributions                          636,742               1,258,106                35,337
 Net unrealized appreciation
  (depreciation) of
  investments during the year            711,679               5,244,625                82,798
                                    ------------            ------------            ----------
  Net gain (loss) on
   investments                         1,350,569               6,631,075               155,774
                                    ------------            ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,242,607              $6,647,982              $155,977
                                    ============            ============            ==========

                                    LEGG MASON             LEGG MASON             LEGG MASON
                                 PARTNERS VARIABLE      PARTNERS VARIABLE      PARTNERS VARIABLE
                                  HIGH YIELD BOND           INVESTORS            TOTAL RETURN
                                     PORTFOLIO              PORTFOLIO              PORTFOLIO
                                  SUB-ACCOUNT (B)        SUB-ACCOUNT (C)        SUB-ACCOUNT (D)
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $6,952                 $8,003                 $1,995
                                     ---------              ---------              ---------
EXPENSE:
 Mortality and expense risk
  charges                               (1,662)                (6,166)                (1,400)
                                     ---------              ---------              ---------
  Net investment income
   (loss)                                5,290                  1,837                    595
                                     ---------              ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    924                 11,787                  2,750
 Net realized gain on
  distributions                            695                 11,547                  1,741
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,503                 53,761                  6,733
                                     ---------              ---------              ---------
  Net gain (loss) on
   investments                           6,122                 77,095                 11,224
                                     ---------              ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $11,412                $78,932                $11,819
                                     =========              =========              =========

(a) Formerly Salomon Brothers Variable All Cap Value Fund. Change effective May 1 , 2006.

(b) Formerly Salomon Brothers Variable High Yield Bond Fund. Change effective May 1, 2006.

(c) Formerly Salomon Brothers Variable Investors Fund. Change effective May 1, 2006.

(d) Formerly Salomon Brothers Variable Total Return Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                         PUTNAM
                                    PUTNAM              AMERICAN
                                   MID CAP             GOVERNMENT
                                    VALUE                INCOME
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(282,320)          $1,752,747
 Net realized gain (loss) on
  security transactions                 66,615             (435,060)
 Net realized gain on
  distributions                      1,364,618                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        2,689,784             (315,915)
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         3,838,697            1,001,772
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                             291,361              126,988
 Net transfers                       4,787,476           (1,349,067)
 Surrenders for benefit
  payments and fees                 (5,911,323)         (13,444,962)
 Net annuity transactions               41,796              (37,151)
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (790,690)         (14,704,192)
                                --------------       --------------
 Net increase (decrease) in
  net assets                         3,048,007          (13,702,420)
NET ASSETS:
 Beginning of year                  28,236,202           60,510,438
                                --------------       --------------
 End of year                       $31,284,209          $46,808,018
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  PUTNAM               PUTNAM               PUTNAM
                                  CAPITAL           DIVERSIFIED          GLOBAL ASSET
                               APPRECIATION            INCOME             ALLOCATION
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(138,452)          $7,813,534           $2,422,889
 Net realized gain (loss) on
  security transactions               65,640           (5,819,956)           4,333,207
 Net realized gain on
  distributions                    1,277,196                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        260,555            6,035,988            8,717,174
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,464,939            8,029,566           15,473,270
                               -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            70,657              957,317              827,978
 Net transfers                     1,741,570            1,641,832            1,113,065
 Surrenders for benefit
  payments and fees               (3,569,413)         (36,945,929)         (26,245,628)
 Net annuity transactions            (10,404)               8,700             (202,902)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,767,590)         (34,338,080)         (24,507,487)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets                        (302,651)         (26,308,514)          (9,034,217)
NET ASSETS:
 Beginning of year                14,298,292          178,917,281          147,060,555
                               -------------       --------------       --------------
 End of year                     $13,995,641         $152,608,767         $138,026,338
                               =============       ==============       ==============

                                                         PUTNAM                PUTNAM
                                   PUTNAM              GROWTH AND              GROWTH
                               GLOBAL EQUITY             INCOME            OPPORTUNITIES
                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,446,145)            $9,199,415            $(116,768)
 Net realized gain (loss) on
  security transactions            (5,332,500)           118,148,100           (2,946,174)
 Net realized gain on
  distributions                            --             38,659,575                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      50,119,862             46,816,924            3,843,015
                               --------------       ----------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       43,341,217            212,824,014              780,073
                               --------------       ----------------       --------------
UNIT TRANSACTIONS:
 Purchases                            912,220              5,742,333               85,710
 Net transfers                     (5,443,211)           (49,045,122)             223,798
 Surrenders for benefit
  payments and fees               (39,490,231)          (319,059,166)          (2,761,882)
 Net annuity transactions            (172,683)              (615,881)                 675
                               --------------       ----------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (44,193,905)          (362,977,836)          (2,451,699)
                               --------------       ----------------       --------------
 Net increase (decrease) in
  net assets                         (852,688)          (150,153,822)          (1,671,626)
NET ASSETS:
 Beginning of year                221,511,106          1,677,591,344           12,732,393
                               --------------       ----------------       --------------
 End of year                     $220,658,418         $1,527,437,522          $11,060,767
                               ==============       ================       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    PUTNAM
                                    HEALTH               PUTNAM
                                   SCIENCES            HIGH YIELD
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(443,792)         $10,766,846
 Net realized gain (loss) on
  security transactions              4,798,846          (11,706,094)
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (3,539,711)          14,547,148
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           815,343           13,607,900
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                             254,128              643,779
 Net transfers                      (6,995,208)          (2,235,147)
 Surrenders for benefit
  payments and fees                (13,063,413)         (35,960,556)
 Net annuity transactions              (11,468)             (17,836)
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (19,815,961)         (37,569,760)
                                --------------       --------------
 Net increase (decrease) in
  net assets                       (19,000,618)         (23,961,860)
NET ASSETS:
 Beginning of year                  71,510,253          170,698,655
                                --------------       --------------
 End of year                       $52,509,635         $146,736,795
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        PUTNAM
                                                    INTERNATIONAL            PUTNAM
                                   PUTNAM             GROWTH AND         INTERNATIONAL
                                   INCOME               INCOME               EQUITY
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $9,262,875             $106,540            $(726,443)
 Net realized gain (loss) on
  security transactions               555,726            1,848,845            6,305,003
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (1,375,222)          24,162,272           30,240,516
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        8,443,379           26,117,657           35,819,076
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                          1,402,543              660,358              796,565
 Net transfers                     (1,604,873)          15,787,605            8,901,179
 Surrenders for benefit
  payments and fees               (62,381,359)         (22,206,216)         (31,247,563)
 Net annuity transactions            (140,761)             103,194                  113
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (62,724,450)          (5,655,059)         (21,549,706)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                      (54,281,071)          20,462,598           14,269,370
NET ASSETS:
 Beginning of year                297,699,785          103,885,137          147,066,659
                               --------------       --------------       --------------
 End of year                     $243,418,714         $124,347,735         $161,336,029
                               ==============       ==============       ==============

                                  PUTNAM
                               INTERNATIONAL
                                    NEW                PUTNAM               PUTNAM
                               OPPORTUNITIES         INVESTORS           MONEY MARKET
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $124,472            $(891,027)          $3,590,358
 Net realized gain (loss) on
  security transactions              449,036           (1,977,282)                  --
 Net realized gain on
  distributions                           --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     10,317,211           19,466,831                   --
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      10,890,719           16,598,522            3,590,358
                               -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           282,564              721,602            1,613,110
 Net transfers                     4,552,894           (2,949,096)          60,927,087
 Surrenders for benefit
  payments and fees               (8,144,260)         (30,843,130)         (71,876,736)
 Net annuity transactions             (5,416)              (1,859)             (82,616)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (3,314,218)         (33,072,483)          (9,419,155)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets                       7,576,501          (16,473,961)          (5,828,797)
NET ASSETS:
 Beginning of year                45,851,538          154,058,566          108,869,579
                               -------------       --------------       --------------
 End of year                     $53,428,039         $137,584,605         $103,040,782
                               =============       ==============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                         PUTNAM               PUTNAM
                                   NEW OPPORTUNITIES        NEW VALUE
                                      SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,531,030)             $32,256
 Net realized gain (loss) on
  security transactions                  13,547,210            6,887,419
 Net realized gain on
  distributions                                  --           10,619,927
 Net unrealized appreciation
  (depreciation) of
  investments during the year            12,673,734            3,028,414
                                     --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             22,689,914           20,568,016
                                     --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                1,159,249              694,742
 Net transfers                          (18,156,870)          (4,533,407)
 Surrenders for benefit
  payments and fees                     (57,506,714)         (30,671,985)
 Net annuity transactions                    70,847              111,516
                                     --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (74,433,488)         (34,399,134)
                                     --------------       --------------
 Net increase (decrease) in
  net assets                            (51,743,574)         (13,831,118)
NET ASSETS:
 Beginning of year                      354,426,492          161,394,921
                                     --------------       --------------
 End of year                           $302,682,918         $147,563,803
                                     ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       PUTNAM                                    PUTNAM
                                   OTC & EMERGING           PUTNAM             SMALL CAP
                                       GROWTH              RESEARCH              VALUE
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(278,362)           $(186,132)           $(950,114)
 Net realized gain (loss) on
  security transactions                (7,057,169)            (399,986)           6,649,244
 Net realized gain on
  distributions                                --                   --           13,316,078
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,644,172            4,195,441               37,319
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,308,641            3,609,323           19,052,527
                                    -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                102,128              150,790              714,469
 Net transfers                           (945,130)          (2,353,003)          (3,585,057)
 Surrenders for benefit
  payments and fees                    (3,686,932)          (7,896,919)         (26,494,354)
 Net annuity transactions                     822               (4,416)              21,622
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (4,529,112)         (10,103,548)         (29,343,320)
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets                           (2,220,471)          (6,494,225)         (10,290,793)
NET ASSETS:
 Beginning of year                     22,625,350           41,986,063          133,022,742
                                    -------------       --------------       --------------
 End of year                          $20,404,879          $35,491,838         $122,731,949
                                    =============       ==============       ==============

                                   PUTNAM
                                 THE GEORGE                  PUTNAM
                                   PUTNAM                  UTILITIES              PUTNAM
                               FUND OF BOSTON          GROWTH AND INCOME          VISTA
                                SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $1,985,388                $3,064,814          $(1,239,877)
 Net realized gain (loss) on
  security transactions             3,077,836                 7,755,172            1,904,557
 Net realized gain on
  distributions                     4,779,231                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       3,461,259                24,859,917            3,360,427
                               --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       13,303,714                35,679,903            4,025,107
                               --------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            451,915                   533,430              399,898
 Net transfers                         50,297                (3,764,402)          (5,163,999)
 Surrenders for benefit
  payments and fees               (34,641,698)              (31,079,762)         (19,555,786)
 Net annuity transactions             (15,229)                  (70,132)             (14,682)
                               --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (34,154,715)              (34,380,866)         (24,334,569)
                               --------------            --------------       --------------
 Net increase (decrease) in
  net assets                      (20,851,001)                1,299,037          (20,309,462)
NET ASSETS:
 Beginning of year                145,797,221               162,724,756          107,182,428
                               --------------            --------------       --------------
 End of year                     $124,946,220              $164,023,793          $86,872,966
                               ==============            ==============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                    PUTNAM                    PUTNAM
                                    VOYAGER              DISCOVERY GROWTH
                                  SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(6,242,692)                $(88,405)
 Net realized gain (loss) on
  security transactions              39,354,104                  536,903
 Net realized gain on
  distributions                              --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (6,966,647)                 175,505
                                ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         26,144,765                  624,003
                                ---------------            -------------
UNIT TRANSACTIONS:
 Purchases                            2,994,194                   18,650
 Net transfers                      (44,560,310)                (343,621)
 Surrenders for benefit
  payments and fees                (133,069,626)                (837,865)
 Net annuity transactions              (359,356)                  (1,852)
                                ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (174,995,098)              (1,164,688)
                                ---------------            -------------
 Net increase (decrease) in
  net assets                       (148,850,333)                (540,685)
NET ASSETS:
 Beginning of year                  808,728,755                6,955,570
                                ---------------            -------------
 End of year                       $659,878,422               $6,414,885
                                ===============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                        LEGG MASON
                                                                                    PARTNERS VARIABLE
                                        PUTNAM                   PUTNAM                  ALL CAP
                                CAPITAL OPPORTUNITIES         EQUITY INCOME             PORTFOLIO
                                     SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(107,962)                 $16,907                    $203
 Net realized gain (loss) on
  security transactions                      2,148                  128,344                  37,639
 Net realized gain on
  distributions                            636,742                1,258,106                  35,337
 Net unrealized appreciation
  (depreciation) of
  investments during the year              711,679                5,244,625                  82,798
                                    --------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,242,607                6,647,982                 155,977
                                    --------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  97,957                  202,728                   3,000
 Net transfers                           3,710,546                9,095,441                 (80,833)
 Surrenders for benefit
  payments and fees                     (1,745,834)              (7,624,640)               (213,440)
 Net annuity transactions                       --                  (21,511)                     --
                                    --------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      2,062,669                1,652,018                (291,273)
                                    --------------            -------------            ------------
 Net increase (decrease) in
  net assets                             3,305,276                8,300,000                (135,296)
NET ASSETS:
 Beginning of year                       8,233,927               37,963,507               1,143,229
                                    --------------            -------------            ------------
 End of year                           $11,539,203              $46,263,507              $1,007,933
                                    ==============            =============            ============

                                    LEGG MASON           LEGG MASON           LEGG MASON
                                PARTNERS VARIABLE     PARTNERS VARIABLE    PARTNERS VARIABLE
                                 HIGH YIELD BOND          INVESTORS          TOTAL RETURN
                                    PORTFOLIO             PORTFOLIO            PORTFOLIO
                                 SUB-ACCOUNT (B)       SUB-ACCOUNT (C)      SUB-ACCOUNT (D)
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $5,290               $1,837                 $595
 Net realized gain (loss) on
  security transactions                    924               11,787                2,750
 Net realized gain on
  distributions                            695               11,547                1,741
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,503               53,761                6,733
                                    ----------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            11,412               78,932               11,819
                                    ----------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                 250                  500                  250
 Net transfers                          18,020               34,052              (12,065)
 Surrenders for benefit
  payments and fees                    (34,384)            (148,149)             (19,407)
 Net annuity transactions                   --                   --                   --
                                    ----------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (16,114)            (113,597)             (31,222)
                                    ----------            ---------            ---------
 Net increase (decrease) in
  net assets                            (4,702)             (34,665)             (19,403)
NET ASSETS:
 Beginning of year                     126,548              555,502              117,403
                                    ----------            ---------            ---------
 End of year                          $121,846             $520,837              $98,000
                                    ==========            =========            =========

(a) Formerly Salomon Brothers Variable All Cap Value Fund. Change effective May 1 , 2006.

(b) Formerly Salomon Brothers Variable High Yield Bond Fund. Change effective May 1, 2006.

(c) Formerly Salomon Brothers Variable Investors Fund. Change effective May 1, 2006.

(d) Formerly Salomon Brothers Variable Total Return Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                        PUTNAM
                                   PUTNAM              AMERICAN
                                   MID CAP            GOVERNMENT
                                    VALUE               INCOME
                                 SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)      $(229,786)          $1,613,274
  Net realized gain (loss) on
   security transactions               12,432              (78,552)
  Net realized gain on
   distributions                      387,921              152,565
  Net unrealized appreciation
   (depreciation) of
   investments during the
   year                             2,523,813           (1,442,162)
                                -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                       2,694,380              245,125
                                -------------       --------------
UNIT TRANSACTIONS:
  Purchases                           309,533              416,385
  Net transfers                    10,464,441           (4,033,636)
  Surrenders for benefit
   payments and fees               (3,540,741)         (14,411,583)
  Net annuity transactions             (1,858)             (29,589)
                                -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   unit transactions                7,231,375          (18,058,423)
                                -------------       --------------
  Net increase (decrease) in
   net assets                       9,925,755          (17,813,298)
NET ASSETS:
  Beginning of year                18,310,447           78,323,736
                                -------------       --------------
  End of year                     $28,236,202          $60,510,438
                                =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  PUTNAM               PUTNAM               PUTNAM
                                  CAPITAL           DIVERSIFIED          GLOBAL ASSET
                               APPRECIATION            INCOME             ALLOCATION
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income
   (loss)                           $(89,240)         $12,379,552             $244,865
  Net realized gain (loss) on
   security transactions              59,178           (3,068,906)           2,254,089
  Net realized gain on
   distributions                          --                   --                   --
  Net unrealized appreciation
   (depreciation) of
   investments during the
   year                              939,326           (5,557,024)           6,007,032
                               -------------       --------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                        909,264            3,753,622            8,505,986
                               -------------       --------------       --------------
UNIT TRANSACTIONS:
  Purchases                           50,336            1,384,368            1,131,391
  Net transfers                    2,737,449            5,673,880            5,055,827
  Surrenders for benefit
   payments and fees              (2,575,849)         (39,522,825)         (26,216,948)
  Net annuity transactions            19,181              (20,614)            (116,341)
                               -------------       --------------       --------------
  Net increase (decrease) in
   net assets resulting from
   unit transactions                 231,117          (32,485,191)         (20,146,071)
                               -------------       --------------       --------------
  Net increase (decrease) in
   net assets                      1,140,381          (28,731,569)         (11,640,085)
NET ASSETS:
  Beginning of year               13,157,911          207,648,850          158,700,640
                               -------------       --------------       --------------
  End of year                    $14,298,292         $178,917,281         $147,060,555
                               =============       ==============       ==============

                                                         PUTNAM               PUTNAM
                                   PUTNAM              GROWTH AND             GROWTH
                               GLOBAL EQUITY             INCOME            OPPORTUNITIES
                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
  Net investment income
   (loss)                           $(426,118)           $10,960,283            $(54,461)
  Net realized gain (loss) on
   security transactions          (13,738,747)           122,601,505          (4,078,245)
  Net realized gain on
   distributions                           --                     --                  --
  Net unrealized appreciation
   (depreciation) of
   investments during the
   year                            30,519,060            (64,892,233)          4,414,959
                               --------------       ----------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                      16,354,195             68,669,555             282,253
                               --------------       ----------------       -------------
UNIT TRANSACTIONS:
  Purchases                           997,996              7,478,751              94,404
  Net transfers                    (5,296,579)           (51,821,643)         (1,236,365)
  Surrenders for benefit
   payments and fees              (36,294,233)          (323,523,316)         (1,966,181)
  Net annuity transactions           (176,643)              (492,746)                (14)
                               --------------       ----------------       -------------
  Net increase (decrease) in
   net assets resulting from
   unit transactions              (40,769,459)          (368,358,954)         (3,108,156)
                               --------------       ----------------       -------------
  Net increase (decrease) in
   net assets                     (24,415,264)          (299,689,399)         (2,825,903)
NET ASSETS:
  Beginning of year               245,926,370          1,977,280,743          15,558,296
                               --------------       ----------------       -------------
  End of year                    $221,511,106         $1,677,591,344         $12,732,393
                               ==============       ================       =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                    PUTNAM
                                    HEALTH               PUTNAM
                                   SCIENCES            HIGH YIELD
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(696,973)         $13,982,497
 Net realized gain (loss) on
  security transactions              1,579,003          (17,380,007)
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        7,232,143            7,120,355
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         8,114,173            3,722,845
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                             342,584              807,493
 Net transfers                          94,280          (11,785,403)
 Surrenders for benefit
  payments and fees                (11,673,006)         (39,651,692)
 Net annuity transactions              (19,334)             (85,116)
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (11,255,476)         (50,714,718)
                                --------------       --------------
 Net increase (decrease) in
  net assets                        (3,141,303)         (46,991,873)
NET ASSETS:
 Beginning of year                  74,651,556          217,690,528
                                --------------       --------------
 End of year                       $71,510,253         $170,698,655
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        PUTNAM
                                                    INTERNATIONAL            PUTNAM
                                   PUTNAM             GROWTH AND         INTERNATIONAL
                                   INCOME               INCOME               EQUITY
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $7,312,474            $(215,782)            $636,748
 Net realized gain (loss) on
  security transactions             3,604,281            1,224,789            1,840,306
 Net realized gain on
  distributions                     3,716,728                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (10,431,562)          11,199,449           12,669,149
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        4,201,921           12,208,456           15,146,203
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                          2,488,649              936,402            1,095,318
 Net transfers                     (2,158,815)          11,463,609               34,841
 Surrenders for benefit
  payments and fees               (56,337,237)         (18,494,146)         (24,419,082)
 Net annuity transactions             (90,816)             (67,826)             (48,329)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (56,098,219)          (6,161,961)         (23,337,252)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                      (51,896,298)           6,046,495           (8,191,049)
NET ASSETS:
 Beginning of year                349,596,083           97,838,642          155,257,708
                               --------------       --------------       --------------
 End of year                     $297,699,785         $103,885,137         $147,066,659
                               ==============       ==============       ==============

                                   PUTNAM
                               INTERNATIONAL
                                    NEW                 PUTNAM               PUTNAM
                               OPPORTUNITIES          INVESTORS           MONEY MARKET
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(140,643)            $(52,252)          $1,766,079
 Net realized gain (loss) on
  security transactions               200,146           (5,385,841)                  --
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       6,309,868           16,641,845                    1
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        6,369,371           11,203,752            1,766,080
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            303,280            1,202,136            1,825,816
 Net transfers                      7,375,682           (3,302,584)          37,257,008
 Surrenders for benefit
  payments and fees                (6,481,157)         (23,583,820)         (62,612,409)
 Net annuity transactions             (11,603)             (53,436)             (85,245)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 1,186,202          (25,737,704)         (23,614,830)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                        7,555,573          (14,533,952)         (21,848,750)
NET ASSETS:
 Beginning of year                 38,295,965          168,592,518          130,718,329
                               --------------       --------------       --------------
 End of year                      $45,851,538         $154,058,566         $108,869,579
                               ==============       ==============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------


                                         PUTNAM                PUTNAM
                                    NEW OPPORTUNITIES         NEW VALUE
                                       SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(3,246,080)            $(334,852)
 Net realized gain (loss) on
  security transactions                   (1,151,671)            3,403,394
 Net realized gain on
  distributions                                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             34,018,392             4,418,127
                                     ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                              29,620,641             7,486,669
                                     ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                 1,983,869             1,322,697
 Net transfers                           (23,943,094)           10,461,404
 Surrenders for benefit
  payments and fees                      (59,081,743)          (30,554,041)
 Net annuity transactions                    (60,684)              (27,912)
                                     ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (81,101,652)          (18,797,852)
                                     ---------------       ---------------
 Net increase (decrease) in
  net assets                             (51,481,011)          (11,311,183)
NET ASSETS:
 Beginning of year                       405,907,503           172,706,104
                                     ---------------       ---------------
 End of year                            $354,426,492          $161,394,921
                                     ===============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        PUTNAM                                    PUTNAM
                                    OTC & EMERGING           PUTNAM             SMALL CAP
                                        GROWTH              RESEARCH              VALUE
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(299,157)            $(96,356)         $(1,267,337)
 Net realized gain (loss) on
  security transactions                (16,314,356)          (1,501,065)           9,330,835
 Net realized gain on
  distributions                                 --                   --            8,480,717
 Net unrealized appreciation
  (depreciation) of
  investments during the year           17,975,517            3,179,026           (9,229,570)
                                    --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,362,004            1,581,605            7,314,645
                                    --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 165,033              273,138              761,280
 Net transfers                          (3,178,001)            (832,052)         (10,426,063)
 Surrenders for benefit
  payments and fees                     (3,223,179)          (7,138,965)         (24,917,478)
 Net annuity transactions                   (5,655)              10,428              (40,112)
                                    --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (6,241,802)          (7,687,451)         (34,622,373)
                                    --------------       --------------       --------------
 Net increase (decrease) in
  net assets                            (4,879,798)          (6,105,846)         (27,307,728)
NET ASSETS:
 Beginning of year                      27,505,148           48,091,909          160,330,470
                                    --------------       --------------       --------------
 End of year                           $22,625,350          $41,986,063         $133,022,742
                                    ==============       ==============       ==============

                                   PUTNAM
                                 THE GEORGE                  PUTNAM
                                PUTNAM FUND                UTILITIES              PUTNAM
                                 OF BOSTON             GROWTH AND INCOME          VISTA
                                SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $1,594,051                $1,533,201          $(1,361,081)
 Net realized gain (loss) on
  security transactions             2,547,187                 4,587,758           (1,996,854)
 Net realized gain on
  distributions                            --                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         225,893                 6,435,009           14,284,746
                               --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        4,367,131                12,555,968           10,926,811
                               --------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            784,434                   766,794              577,589
 Net transfers                      4,142,244                 4,365,295           (2,362,679)
 Surrenders for benefit
  payments and fees               (31,314,302)              (29,530,462)         (17,932,194)
 Net annuity transactions              24,689                   (94,955)              (7,761)
                               --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (26,362,935)              (24,493,328)         (19,725,045)
                               --------------            --------------       --------------
 Net increase (decrease) in
  net assets                      (21,995,804)              (11,937,360)          (8,798,234)
NET ASSETS:
 Beginning of year                167,793,025               174,662,116          115,980,662
                               --------------            --------------       --------------
 End of year                     $145,797,221              $162,724,756         $107,182,428
                               ==============            ==============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------


                                    PUTNAM                    PUTNAM
                                    VOYAGER              DISCOVERY GROWTH
                                  SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(2,521,854)                $(97,384)
 Net realized gain (loss) on
  security transactions              32,687,273                  475,917
 Net realized gain on
  distributions                              --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         3,257,745                    4,898
                                ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         33,423,164                  383,431
                                ---------------            -------------
UNIT TRANSACTIONS:
 Purchases                            4,437,275                   53,317
 Net transfers                      (53,470,797)              (1,231,071)
 Surrenders for benefit
  payments and fees                (147,142,903)                (925,237)
 Net annuity transactions              (552,618)                  (1,722)
                                ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (196,729,043)              (2,104,713)
                                ---------------            -------------
 Net increase (decrease) in
  net assets                       (163,305,879)              (1,721,282)
NET ASSETS:
 Beginning of year                  972,034,634                8,676,852
                                ---------------            -------------
 End of year                       $808,728,755               $6,955,570
                                ===============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  SALOMON BROTHERS
                                                                                      VARIABLE
                                     PUTNAM                   PUTNAM                  ALL CAP
                              CAPITAL OPPORTUNITIES        EQUITY INCOME             VALUE FUND
                                   SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $(90,777)                $(83,360)                $(4,801)
 Net realized gain (loss)
  on security transactions               10,306                   39,560                  10,015
 Net realized gain on
  distributions                          29,492                  464,054                     805
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                  693,432                1,209,817                  28,210
                                  -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            642,453                1,630,071                  34,229
                                  -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               39,423                  464,413                  13,413
 Net transfers                        2,572,186               12,304,528                  34,104
 Surrenders for benefit
  payments and fees                  (1,070,887)              (6,698,971)                (82,425)
 Net annuity transactions                    --                   21,297                      --
                                  -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   1,540,722                6,091,267                 (34,908)
                                  -------------            -------------            ------------
 Net increase (decrease) in
  net assets                          2,183,175                7,721,338                    (679)
NET ASSETS:
 Beginning of year                    6,050,752               30,242,169               1,143,908
                                  -------------            -------------            ------------
 End of year                         $8,233,927              $37,963,507              $1,143,229
                                  =============            =============            ============

                               SALOMON BROTHERS
                                   VARIABLE          SALOMON BROTHERS      SALOMON BROTHERS
                                  HIGH YIELD             VARIABLE           VARIABLE TOTAL
                                  BOND FUND           INVESTORS FUND         RETURN FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $5,968                 $(704)                 $952
 Net realized gain (loss)
  on security transactions               111                 5,529                   716
 Net realized gain on
  distributions                        2,089                    --                   766
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                (5,194)               27,432                  (177)
                                  ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           2,974                32,257                 2,257
                                  ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             4,700                   563                    --
 Net transfers                         7,647                70,100                24,062
 Surrenders for benefit
  payments and fees                   (9,783)              (98,215)               (5,524)
 Net annuity transactions                 --                    --                    --
                                  ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,564               (27,552)               18,538
                                  ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           5,538                 4,705                20,795
NET ASSETS:
 Beginning of year                   121,010               550,797                96,608
                                  ----------            ----------            ----------
 End of year                        $126,548              $555,502              $117,403
                                  ==========            ==========            ==========

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Ten (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in the various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): Putnam Mid Cap Value, Putnam American Government Income, Putnam Capital Appreciation, Putnam Diversified Income, Putnam Global Asset Allocation, Putnam Global Equity, Putnam Growth and Income, Putnam Growth Opportunities, Putnam Health Sciences, Putnam High Yield, Putnam Income, Putnam International Growth and Income, Putnam International Equity, Putnam International New Opportunities, Putnam Investors, Putnam Money Market, Putnam New Opportunities, Putnam New Value, Putnam OTC & Emerging Growth, Putnam Research, Putnam Small Cap Value, Putnam The George Putnam Fund of Boston, Putnam Utilities Growth and Income, Putnam Vista, Putnam Voyager, Putnam Discovery Growth, Putnam Capital Opportunities, Putnam Equity Income, Legg Mason Partners Variable All Cap Portfolio, Legg Mason Partners Variable High Yield Bond Portfolio, Legg Mason Partners Variable Investors Portfolio, and Legg Mason Partners Variable Total Return Portfolio.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and net realized gain on distributions income are accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2006.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) SECURITY CLASS -- Putnam Variable Trust consists of a series of funds, each of which is represented by a separate series of class IA shares and class IB shares.

       Class IA shares are offered at net asset value and are not subject to a distribution fee. Forty percent of Class IA shares are for Company employees only.

       Class IB shares are offered at net asset value and pay an ongoing distribution fee.

       e) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       f) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       g) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to

-------------------------------------------------------------------------------

       the Account, receives a maximum annual fee of 1.50% of the Account's average daily net assets. The Company also provides administrative services and receives a maximum annual fee of 0.20% of the Account's average daily net assets.

       b) DEDUCTION OF OTHER FEES -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. In addition, certain other charges may apply based on the characteristics of the underlying contract. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) COST OF INSURANCE -- In accordance with terms of the contracts, the Company assesses cost of insurance charges to cover the Company's anticipated costs of the insured which is dependent on their individual characteristics (e.g. age, risk class). Because a contract's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

       d) TAX EXPENSE CHARGE -- If applicable, the Company will charge an expense at a maximum annual rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       e) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be charged from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                  PURCHASES         PROCEEDS
SUB-ACCOUNT                                        AT COST         FROM SALES
--------------------------------------------------------------------------------
Putnam Mid Cap Value                                $6,688,379        $6,396,805
Putnam American Government Income                    4,613,851        17,565,328
Putnam Capital Appreciation                          3,974,495         4,603,338
Putnam Diversified Income                           13,339,235        39,863,803
Putnam Global Asset Allocation                       5,882,479        27,967,238
Putnam Global Equity                                 1,821,236        47,461,511
Putnam Growth and Income                            71,554,326       386,674,243
Putnam Growth Opportunities                          1,355,200         3,923,675
Putnam Health Sciences                               1,614,667        21,874,436
Putnam High Yield                                   18,851,900        45,654,879
Putnam Income                                       16,557,839        70,019,352
Putnam International Growth and Income              11,780,637        17,328,610
Putnam International Equity                          8,923,584        31,199,623
Putnam International New Opportunities              10,315,845        13,505,701
Putnam Investors                                     4,052,366        38,015,991
Putnam Money Market                                 58,779,671        64,617,930
Putnam New Opportunities                             2,027,454        79,992,445
Putnam New Value                                    14,541,183        38,288,324
Putnam OTC & Emerging Growth                         1,643,964         6,451,469
Putnam Research                                      1,067,275        11,356,962
Putnam Small Cap Value                              18,775,355        35,752,687
Putnam The George Putnam Fund of Boston             12,254,972        39,645,194
Putnam Utilities Growth and Income                   6,409,619        37,726,726
Putnam Vista                                         1,718,724        27,293,258
Putnam Voyager                                       4,667,806       185,906,044
Putnam Discovery Growth                                715,707         1,968,792
Putnam Capital Opportunities                         5,314,530         2,722,965
Putnam Equity Income                                 9,299,004         6,372,088
Legg Mason Partners Variable All Cap
 Portfolio                                              62,396           318,126
Legg Mason Partners Variable Global High Yield
 Bond Portfolio                                         60,894            71,024
Legg Mason Partners Variable Investors
 Portfolio                                              79,920           180,133
Legg Mason Partners Variable Total Return
 Portfolio                                              12,289            41,175
                                                --------------  ----------------
                                                  $318,756,802    $1,310,759,875
                                                ==============  ================

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Putnam Mid Cap Value                322,072       365,060           (42,988)
Putnam American Government
 Income                             181,448     1,326,145        (1,144,697)
Putnam Capital Appreciation         284,517       466,942          (182,425)
Putnam Diversified Income           229,793     2,198,071        (1,968,278)
Putnam Global Asset
 Allocation                          66,112       850,245          (784,133)
Putnam Global Equity                 54,627     1,811,065        (1,756,438)
Putnam Growth and Income            206,078     7,044,086        (6,838,008)
Putnam Growth Opportunities         301,531       832,661          (531,130)
Putnam Health Sciences              105,231     1,736,744        (1,631,513)
Putnam High Yield                   227,928     1,412,130        (1,184,202)
Putnam Income                       211,637     2,582,373        (2,370,736)
Putnam International Growth
 and Income                         563,998       805,891          (241,893)
Putnam International Equity         421,986     1,487,631        (1,065,645)
Putnam International New
 Opportunities                      658,783       860,274          (201,491)
Putnam Investors                    373,378     3,586,050        (3,212,672)
Putnam Money Market              32,970,882    38,456,313        (5,485,431)
Putnam New Opportunities            191,839     3,542,842        (3,351,003)
Putnam New Value                    115,430     1,821,068        (1,705,638)
Putnam OTC & Emerging Growth        301,082     1,048,138          (747,056)
Putnam Research                      73,323       864,086          (790,763)
Putnam Small Cap Value              201,739     1,368,922        (1,167,183)
Putnam The George Putnam Fund
 of Boston                          301,947     2,947,312        (2,645,365)
Putnam Utilities Growth and
 Income                              66,105     1,447,972        (1,381,867)
Putnam Vista                        149,517     1,687,275        (1,537,758)
Putnam Voyager                      167,856     3,732,926        (3,565,070)
Putnam Discovery Growth             127,043       328,224          (201,181)
Putnam Capital Opportunities        265,544       149,583           115,961
Putnam Equity Income                513,499       410,170           103,329
Legg Mason Partners Variable
 All Cap Portfolio                   10,082       218,367          (208,285)
Legg Mason Partners Variable
 Global High yield Bond
 Portfolio                           35,418        45,374            (9,956)
Legg Mason Partners Variable
 Investors Portfolio                 46,635       134,224           (87,589)
Legg Mason Partners Variable
 Total Return Portfolio               6,996        31,203           (24,207)

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Putnam Mid Cap Value                   686,914       200,192        486,722
Putnam American Government
 Income                                146,153     1,552,779     (1,406,626)
Putnam Capital Appreciation            405,720       376,638         29,082
Putnam Diversified Income              257,410     2,129,885     (1,872,475)
Putnam Global Asset Allocation         266,035       807,786       (541,751)
Putnam Global Equity                    95,801     1,981,546     (1,885,745)
Putnam Growth and Income               170,086     7,584,514     (7,414,428)
Putnam Growth Opportunities            205,730       928,991       (723,261)
Putnam Health Sciences                 250,125     1,237,724       (987,599)
Putnam High Yield                      279,914     1,997,442     (1,717,528)
Putnam Income                          250,862     2,305,961     (2,055,099)
Putnam International Growth and
 Income                                477,916       797,478       (319,562)
Putnam International Equity            235,659     1,518,177     (1,282,518)
Putnam International New
 Opportunities                         758,331       671,336         86,995
Putnam Investors                       438,242     3,162,556     (2,724,314)
Putnam Money Market                 28,332,492    42,406,971    (14,074,479)
Putnam New Opportunities               153,020     4,169,052     (4,016,032)
Putnam New Value                       489,552     1,480,407       (990,855)
Putnam OTC & Emerging Growth           190,045     1,332,208     (1,142,163)
Putnam Research                        223,049       849,309       (626,260)
Putnam Small Cap Value                 216,149     1,790,007     (1,573,858)
Putnam The George Putnam Fund of
 Boston                                253,025     2,395,426     (2,142,401)
Putnam Utilities Growth and
 Income                                180,949     1,234,717     (1,053,768)
Putnam Vista                           203,226     1,585,025     (1,381,799)
Putnam Voyager                         247,171     4,260,628     (4,013,457)
Putnam Discovery Growth                 64,687       471,693       (407,006)
Putnam Capital Opportunities           222,357       122,169        100,188
Putnam Equity Income                   799,441       334,528        464,913
Salomon Brothers Variable All
 Cap Value Fund                        139,415       162,515        (23,100)
Salomon Brothers Variable High
 Yield Bond Fund                        27,233        25,445          1,788
Salomon Brothers Variable
 Investors Fund                         90,258       108,832        (18,574)
Salomon Brothers Variable Total
 Return Fund                            41,620        25,834         15,786

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                 UNIT          CONTRACT
SUB-ACCOUNT                       UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM MID CAP VALUE
 2006  Lowest contract
  charges                               281    $18.621027            $5,238
    Highest contract charges            811     17.604062            14,274
    Remaining contract
     charges                      1,696,988            --        31,264,697
 2005  Lowest contract
  charges                               314     16.337546             5,131
    Highest contract charges          1,376     15.686536            21,591
    Remaining contract
     charges                      1,739,377            --        28,209,480
 2004  Lowest contract
  charges                             1,448     14.727688            21,323
    Highest contract charges            829     14.311135            11,864
    Remaining contract
     charges                      1,252,069            --        18,277,260
 2003  Lowest contract
  charges                               133     12.793254             1,696
    Highest contract charges          3,691     12.708166            46,901
    Remaining contract
     charges                        674,937            --         8,638,970
PUTNAM AMERICAN GOVERNMENT
 INCOME
 2006  Lowest contract
  charges                            21,762       13.4757           293,259
    Highest contract charges          9,898     12.143961           120,202
    Remaining contract
     charges                      3,562,012            --        46,394,557
 2005  Lowest contract
  charges                            88,032     13.143557         1,157,052
    Highest contract charges         11,531     12.020844           138,608
    Remaining contract
     charges                      4,638,806            --        59,214,778
 2004  Lowest contract
  charges                            60,943     13.053452           795,514
    Highest contract charges         11,785     12.118004           142,814
    Remaining contract
     charges                      6,072,267            --        77,385,408
 2003  Lowest contract
  charges                            50,387     12.812710           645,595
    Highest contract charges         10,445     12.060602           125,970
    Remaining contract
     charges                      9,172,567            --       115,327,465
 2002  Lowest contract
  charges                            49,923     12.705309           634,290
    Highest contract charges          9,303     12.134049           112,879
    Remaining contract
     charges                     15,053,038            --       188,652,655

                                                  INVESTMENT
                                  EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                       RATIO*           RATIO**           RETURN***
----------------------------  ----------------------------------------------------
PUTNAM MID CAP VALUE
 2006  Lowest contract
  charges                           0.95%             0.23%             13.98%
    Highest contract charges        2.51%             0.24%             12.22%
    Remaining contract
     charges                          --                --                 --
 2005  Lowest contract
  charges                           0.94%             0.28%             10.93%
    Highest contract charges        2.46%               --               9.61%
    Remaining contract
     charges                          --                --                 --
 2004  Lowest contract
  charges                           0.95%               --              14.65%
    Highest contract charges        2.41%               --              12.65%
    Remaining contract
     charges                          --                --                 --
 2003  Lowest contract
  charges                           0.90%             1.65%             27.93%
    Highest contract charges        1.53%             2.59%             27.08%
    Remaining contract
     charges                          --                --                 --
PUTNAM AMERICAN GOVERNMENT
 INCOME
 2006  Lowest contract
  charges                           0.96%             8.60%              2.53%
    Highest contract charges        2.15%             4.57%              1.02%
    Remaining contract
     charges                          --                --                 --
 2005  Lowest contract
  charges                           0.95%             3.17%              0.69%
    Highest contract charges        2.15%             3.24%             (0.80)%
    Remaining contract
     charges                          --                --                 --
 2004  Lowest contract
  charges                           0.95%             4.12%              1.88%
    Highest contract charges        2.15%             3.55%              0.48%
    Remaining contract
     charges                          --                --                 --
 2003  Lowest contract
  charges                           0.95%             3.93%              0.85%
    Highest contract charges        2.15%             3.97%             (0.61)%
    Remaining contract
     charges                          --                --                 --
 2002  Lowest contract
  charges                           0.94%             2.48%              8.13%
    Highest contract charges        0.89%               --               2.78%
    Remaining contract
     charges                          --                --                 --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                       UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION
 2006  Lowest contract
  charges                             8,597    $10.581038           $90,963
    Highest contract charges         571.00      9.575555             5,470
    Remaining contract
     charges                      1,357,122            --        13,899,208
 2005  Lowest contract
  charges                            10,598      9.485818           100,533
    Highest contract charges            592      8.736567             5,176
    Remaining contract
     charges                      1,537,526            --        14,192,583
 2004  Lowest contract
  charges                             7,158      8.851955            63,362
    Highest contract charges            615      8.299424             5,102
    Remaining contract
     charges                      1,511,861            --        13,089,447
 2003  Lowest contract
  charges                             6,403      7.769459            49,748
    Highest contract charges          3,472      7.428353            25,790
    Remaining contract
     charges                      1,455,711            --        11,130,936
 2002  Lowest contract
  charges                             3,138      6.272773            19,681
    Highest contract charges          8,313      6.134778            50,998
    Remaining contract
     charges                        832,859            --         5,171,365
PUTNAM DIVERSIFIED INCOME
 2006  Lowest contract
  charges                                60     21.189720             1,272
    Highest contract charges          1,500     13.695602            20,540
    Remaining contract
     charges                      8,521,645            --       152,586,955
 2005  Lowest contract
  charges                                60     19.956741             1,198
    Highest contract charges          1,501     13.204279            19,815
    Remaining contract
     charges                     10,489,922            --       178,896,268
 2004  Lowest contract
  charges                                60     19.400938             1,164
    Highest contract charges          1,765     13.131361            23,176
    Remaining contract
     charges                     12,362,133            --       207,624,510
 2003  Lowest contract
  charges                                60     17.775542             1,067
    Highest contract charges         10,928     12.052100           131,704
    Remaining contract
     charges                     14,156,338            --       220,878,724
 2002  Lowest contract
  charges                             1,060     14.838695            15,729
    Highest contract charges          1,843     10.283023            18,954
    Remaining contract
     charges                     15,653,703            --       206,976,517
PUTNAM GLOBAL ASSET
 ALLOCATION
 2006  Lowest contract
  charges                                69     26.191229             1,795
    Highest contract charges          1,761     11.164279            19,667
    Remaining contract
     charges                      3,789,253            --       138,004,876
 2005  Lowest contract
  charges                                69     23.263179             1,594
    Highest contract charges          2,551     10.127533            25,838
    Remaining contract
     charges                      4,572,596            --       147,033,123
 2004  Lowest contract
  charges                                69     21.787743             1,493
    Highest contract charges          1,762      9.711899            17,117
    Remaining contract
     charges                      5,115,136            --       158,682,030
 2003  Lowest contract
  charges                               521     20.021809            10,436
    Highest contract charges            412     28.828660            11,869
    Remaining contract
     charges                      5,981,069            --       172,901,106
 2002  Lowest contract
  charges                             1,521     16.471844            25,057
    Highest contract charges          1,118     24.208056            27,060
    Remaining contract
     charges                      7,242,999            --       174,827,451

                                                  INVESTMENT
                                  EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                       RATIO*           RATIO**           RETURN***
----------------------------  ----------------------------------------------------
PUTNAM CAPITAL APPRECIATION
 2006  Lowest contract
  charges                           0.95%             0.38%             11.55%
    Highest contract charges        2.45%             0.10%              9.60%
    Remaining contract
     charges                          --                --                 --
 2005  Lowest contract
  charges                           0.95%             0.70%              7.16%
    Highest contract charges        2.44%             0.44%              5.27%
    Remaining contract
     charges                          --                --                 --
 2004  Lowest contract
  charges                           0.95%               --              13.93%
    Highest contract charges        2.44%               --              11.93%
    Remaining contract
     charges                          --                --                 --
 2003  Lowest contract
  charges                           0.95%               --              23.86%
    Highest contract charges        1.53%               --              16.90%
    Remaining contract
     charges                          --                --                 --
 2002  Lowest contract
  charges                           0.94%             0.29%            (22.87)%
    Highest contract charges        1.70%             1.18%            (23.70)%
    Remaining contract
     charges                          --                --                 --
PUTNAM DIVERSIFIED INCOME
 2006  Lowest contract
  charges                           0.41%             5.78%              6.18%
    Highest contract charges        2.45%             5.63%              3.72%
    Remaining contract
     charges                          --                --                 --
 2005  Lowest contract
  charges                           0.32%             7.30%              2.87%
    Highest contract charges        2.44%             7.18%              0.56%
    Remaining contract
     charges                          --                --                 --
 2004  Lowest contract
  charges                           0.34%             9.17%              9.14%
    Highest contract charges        2.42%               --               6.56%
    Remaining contract
     charges                          --                --                 --
 2003  Lowest contract
  charges                           0.40%             1.92%             19.79%
    Highest contract charges        1.53%               --               9.23%
    Remaining contract
     charges                          --                --                 --
 2002  Lowest contract
  charges                           0.40%             8.60%              5.77%
    Highest contract charges        0.84%               --               5.05%
    Remaining contract
     charges                          --                --                 --
PUTNAM GLOBAL ASSET
 ALLOCATION
 2006  Lowest contract
  charges                           0.41%             2.85%             12.59%
    Highest contract charges        2.45%             2.67%             10.13%
    Remaining contract
     charges                          --                --                 --
 2005  Lowest contract
  charges                           0.44%             1.36%              6.77%
    Highest contract charges        2.47%               --               4.28%
    Remaining contract
     charges                          --                --                 --
 2004  Lowest contract
  charges                           0.40%             4.52%              8.82%
    Highest contract charges        2.43%               --               6.47%
    Remaining contract
     charges                          --                --                 --
 2003  Lowest contract
  charges                           0.40%             2.84%             21.55%
    Highest contract charges        2.09%             3.05%             19.36%
    Remaining contract
     charges                          --                --                 --
 2002  Lowest contract
  charges                           0.40%             2.00%            (12.71)%
    Highest contract charges        1.75%             2.23%            (13.89)%
    Remaining contract
     charges                          --                --                 --

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                       UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM GLOBAL EQUITY
 2006  Lowest contract
  charges                                50    $24.797325            $1,247
    Highest contract charges          1,748      8.227670            14,379
    Remaining contract
     charges                      8,016,894            --       220,642,792
 2005  Lowest contract
  charges                               512     20.158520            10,313
    Highest contract charges            979      6.869325             6,722
    Remaining contract
     charges                      9,773,639            --       221,494,071
 2004  Lowest contract
  charges                               512     18.552754             9,491
    Highest contract charges            979      6.464890             6,326
    Remaining contract
     charges                     11,659,384            --       245,910,553
 2003  Lowest contract
  charges                               512     16.348398             8,364
    Highest contract charges            979      5.822057             5,697
    Remaining contract
     charges                     13,965,946            --       263,382,846
 2002  Lowest contract
  charges                               512     12.670801             6,482
    Highest contract charges          5,346      4.619733            24,695
    Remaining contract
     charges                     17,230,010            --       255,924,550
PUTNAM GROWTH AND INCOME
 2006  Lowest contract
  charges                               198     34.032792             6,740
    Highest contract charges         18,611     12.112525           225,433
    Remaining contract
     charges                     26,531,341            --     1,527,205,349
 2005  Lowest contract
  charges                               788     29.407328            23,187
    Highest contract charges         21,283     10.714366           228,038
    Remaining contract
     charges                     33,366,087            --     1,677,340,119
 2004  Lowest contract
  charges                               789     27.986340            22,077
    Highest contract charges         13,271     10.439750           138,551
    Remaining contract
     charges                     40,788,526            --     1,977,120,115
 2003  Lowest contract
  charges                               789     25.230875            19,913
    Highest contract charges          6,283      9.636781            60,546
    Remaining contract
     charges                     48,326,936            --     2,146,992,646
 2002  Lowest contract
  charges                               790     19.838030            15,668
    Highest contract charges          1,493      8.696963            12,985
    Remaining contract
     charges                     57,953,879            --     2,058,613,387

                                                  INVESTMENT
                                  EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                       RATIO*           RATIO**           RETURN***
----------------------------  ----------------------------------------------------
PUTNAM GLOBAL EQUITY
 2006  Lowest contract
  charges                           0.39%             1.30%             23.01%
    Highest contract charges        2.47%               --              20.18%
    Remaining contract
     charges                          --                --                 --
 2005  Lowest contract
  charges                           0.40%             1.01%              8.66%
    Highest contract charges        2.34%             0.78%              6.26%
    Remaining contract
     charges                          --                --                 --
 2004  Lowest contract
  charges                           0.40%             2.19%             13.48%
    Highest contract charges        2.34%             2.00%             11.04%
    Remaining contract
     charges                          --                --                 --
 2003  Lowest contract
  charges                           0.40%             1.22%             29.02%
    Highest contract charges        1.49%               --              23.75%
    Remaining contract
     charges                          --                --                 --
 2002  Lowest contract
  charges                           0.40%             0.31%            (22.47)%
    Highest contract charges        2.02%               --             (23.97)%
    Remaining contract
     charges                          --                --                 --
PUTNAM GROWTH AND INCOME
 2006  Lowest contract
  charges                           0.40%             3.27%             15.73%
    Highest contract charges        2.50%             1.61%             13.05%
    Remaining contract
     charges                          --                --                 --
 2005  Lowest contract
  charges                           0.40%             1.76%              5.08%
    Highest contract charges        2.49%             1.31%              2.63%
    Remaining contract
     charges                          --                --                 --
 2004  Lowest contract
  charges                           0.40%             1.75%             10.92%
    Highest contract charges        2.45%               --               8.37%
    Remaining contract
     charges                          --                --                 --
 2003  Lowest contract
  charges                           0.40%             2.04%             27.18%
    Highest contract charges        1.56%               --              22.18%
    Remaining contract
     charges                          --                --                 --
 2002  Lowest contract
  charges                           0.40%             2.30%            (19.11)%
    Highest contract charges        0.85%               --              (3.49)%
    Remaining contract
     charges                          --                --                 --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                       UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES
 2006  Lowest contract
  charges                               868     $5.021486            $4,358
    Highest contract charges            295      4.688135             1,381
    Remaining contract
     charges                      2,303,084            --        11,055,028
 2005  Lowest contract
  charges                             1,024      4.661652             4,776
    Highest contract charges            295      4.425844             1,306
    Remaining contract
     charges                      2,834,059            --        12,726,311
 2004  Lowest contract
  charges                             1,027      4.510283             4,633
    Highest contract charges            296      4.356688             1,289
    Remaining contract
     charges                      3,557,316            --        15,552,374
 2003  Lowest contract
  charges                             1,030      4.460696             4,596
    Highest contract charges          1,647      3.840450             6,324
    Remaining contract
     charges                      4,288,453            --        18,686,314
 2002  Lowest contract
  charges                               160      3.647313               585
    Highest contract charges          6,468      3.198638            20,690
    Remaining contract
     charges                      4,206,286            --        15,086,705
PUTNAM HEALTH SCIENCES
 2006  Lowest contract
  charges                            10,479     13.491720           141,381
    Highest contract charges            567      8.424727             4,781
    Remaining contract
     charges                      4,251,515            --        52,363,473
 2005  Lowest contract
  charges                            13,489     13.215507           178,261
    Highest contract charges            589      8.399170             4,943
    Remaining contract
     charges                      5,879,997            --        71,327,049
 2004  Lowest contract
  charges                             8,092     11.755249            95,122
    Highest contract charges            611      7.603954             4,644
    Remaining contract
     charges                      6,872,971            --        74,551,790
 2003  Lowest contract
  charges                            10,220     11.059717           113,032
    Highest contract charges          6,688      7.963282            53,258
    Remaining contract
     charges                      8,213,889            --        84,341,319
 2002  Lowest contract
  charges                             1,000      9.224468             9,224
    Highest contract charges          4,359      6.894075            30,053
    Remaining contract
     charges                      9,728,291            --        85,465,979
PUTNAM HIGH YIELD
 2006  Lowest contract
  charges                                66     22.001466             1,445
    Highest contract charges            467     13.571050             6,334
    Remaining contract
     charges                      4,438,224            --       146,729,016
 2005  Lowest contract
  charges                                66     19.972627             1,312
    Highest contract charges            521     12.583377             6,557
    Remaining contract
     charges                      5,622,372            --       170,690,786
 2004  Lowest contract
  charges                                66     19.380895             1,273
    Highest contract charges            511     12.508249             6,390
    Remaining contract
     charges                      7,339,910            --       217,682,865
 2003  Lowest contract
  charges                                66     17.531722             1,151
    Highest contract charges            386     27.574884            10,656
    Remaining contract
     charges                      8,848,531            --       241,695,951
 2002  Lowest contract
  charges                             1,066     13.875607            14,787
    Highest contract charges          2,527      8.810520            22,267
    Remaining contract
     charges                      9,441,175            --       210,529,025

                                                  INVESTMENT
                                  EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                       RATIO*           RATIO**           RETURN***
----------------------------  ----------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES
 2006  Lowest contract
  charges                           0.97%             0.36%              7.72%
    Highest contract charges        2.44%             0.06%              5.93%
    Remaining contract
     charges                          --                --                 --
 2005  Lowest contract
  charges                           0.96%             0.88%              3.36%
    Highest contract charges        2.45%             1.07%              1.59%
    Remaining contract
     charges                          --                --                 --
 2004  Lowest contract
  charges                           0.96%             0.13%              1.11%
    Highest contract charges        2.35%               --              (0.72)%
    Remaining contract
     charges                          --                --                 --
 2003  Lowest contract
  charges                           0.82%               --              22.30%
    Highest contract charges        1.53%               --              13.85%
    Remaining contract
     charges                          --                --                 --
 2002  Lowest contract
  charges                           0.85%               --             (30.05)%
    Highest contract charges        1.74%               --             (30.89)%
    Remaining contract
     charges                          --                --                 --
PUTNAM HEALTH SCIENCES
 2006  Lowest contract
  charges                           0.95%             0.50%              2.09%
    Highest contract charges        2.45%             0.30%              0.30%
    Remaining contract
     charges                          --                --                 --
 2005  Lowest contract
  charges                           0.95%             0.27%             12.42%
    Highest contract charges        2.44%             0.06%             10.46%
    Remaining contract
     charges                          --                --                 --
 2004  Lowest contract
  charges                           0.95%             0.37%              6.29%
    Highest contract charges        2.44%               --              (4.53)%
    Remaining contract
     charges                          --                --                 --
 2003  Lowest contract
  charges                           0.95%             0.63%             17.68%
    Highest contract charges        1.53%               --              10.56%
    Remaining contract
     charges                          --                --                 --
 2002  Lowest contract
  charges                           0.40%             0.07%            (20.53)%
    Highest contract charges        2.00%               --             (21.92)%
    Remaining contract
     charges                          --                --                 --
PUTNAM HIGH YIELD
 2006  Lowest contract
  charges                           0.49%             7.67%             10.16%
    Highest contract charges        2.45%             8.02%              7.85%
    Remaining contract
     charges                          --                --                 --
 2005  Lowest contract
  charges                           0.52%             8.14%              3.05%
    Highest contract charges        2.45%             7.97%              0.60%
    Remaining contract
     charges                          --                --                 --
 2004  Lowest contract
  charges                           0.38%             8.29%             10.55%
    Highest contract charges        2.42%               --               7.87%
    Remaining contract
     charges                          --                --                 --
 2003  Lowest contract
  charges                           0.39%             2.46%             26.35%
    Highest contract charges        2.09%             7.09%             23.91%
    Remaining contract
     charges                          --                --                 --
 2002  Lowest contract
  charges                           0.40%            14.74%             (0.93)%
    Highest contract charges        1.89%               --              (2.69)%
    Remaining contract
     charges                          --                --                 --

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                       UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM INCOME
 2006  Lowest contract
  charges                                28    $20.083996              $563
    Highest contract charges          5,749     12.043449            69,240
    Remaining contract
     charges                      9,353,790            --       243,348,911
 2005  Lowest contract
  charges                                28     19.236237               540
    Highest contract charges          5,938     11.808337            70,113
    Remaining contract
     charges                     11,724,337            --       297,629,132
 2004  Lowest contract
  charges                                28     18.824300               528
    Highest contract charges          5,609     11.822229            66,310
    Remaining contract
     charges                     13,779,765            --       349,529,245
 2003  Lowest contract
  charges                                28     18.047689               506
    Highest contract charges         16,102     11.970436           192,748
    Remaining contract
     charges                     16,481,073            --       411,002,693
 2002  Lowest contract
  charges                             1,028     17.307338            17,793
    Highest contract charges          2,406     11.741737            28,249
    Remaining contract
     charges                     19,962,239            --       488,860,032
PUTNAM INTERNATIONAL GROWTH
 AND INCOME
 2006  Lowest contract
  charges                               143     27.049384             3,878
    Highest contract charges          2,172     15.541727            33,751
    Remaining contract
     charges                      5,216,348            --       124,310,106
 2005  Lowest contract
  charges                               144     21.278858             3,058
    Highest contract charges          2,169     12.525106            27,165
    Remaining contract
     charges                      5,458,243            --       103,854,914
 2004  Lowest contract
  charges                               144     18.685651             2,692
    Highest contract charges          1,537     11.255104            17,305
    Remaining contract
     charges                      5,778,437            --        97,818,645
 2003  Lowest contract
  charges                               144     15.464696             2,234
    Highest contract charges          2,392      9.154479            21,900
    Remaining contract
     charges                      5,809,676            --        83,186,838
 2002  Lowest contract
  charges                             1,145     11.221238            12,849
    Highest contract charges            291      6.832739             1,988
    Remaining contract
     charges                      6,810,159            --        71,758,956

                                                  INVESTMENT
                                  EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                       RATIO*           RATIO**           RETURN***
----------------------------  ----------------------------------------------------
PUTNAM INCOME
 2006  Lowest contract
  charges                           0.20%             4.47%              4.41%
    Highest contract charges        2.45%             4.34%              1.99%
    Remaining contract
     charges                          --                --                 --
 2005  Lowest contract
  charges                           0.20%             3.39%              2.19%
    Highest contract charges        2.44%             3.29%             (0.12)%
    Remaining contract
     charges                          --                --                 --
 2004  Lowest contract
  charges                           0.21%             4.17%              4.30%
    Highest contract charges        2.41%               --               1.91%
    Remaining contract
     charges                          --                --                 --
 2003  Lowest contract
  charges                           0.38%             0.52%              4.28%
    Highest contract charges        1.53%               --               0.50%
    Remaining contract
     charges                          --                --                 --
 2002  Lowest contract
  charges                           0.40%             5.14%              7.66%
    Highest contract charges        0.84%               --               3.19%
    Remaining contract
     charges                          --                --                 --
PUTNAM INTERNATIONAL GROWTH
 AND INCOME
 2006  Lowest contract
  charges                           0.38%             1.36%             27.12%
    Highest contract charges        2.50%             1.18%             24.09%
    Remaining contract
     charges                          --                --                 --
 2005  Lowest contract
  charges                           0.39%             1.02%             13.88%
    Highest contract charges        2.51%               --              11.28%
    Remaining contract
     charges                          --                --                 --
 2004  Lowest contract
  charges                           0.44%             1.42%             20.83%
    Highest contract charges        2.47%               --              18.00%
    Remaining contract
     charges                          --                --                 --
 2003  Lowest contract
  charges                           0.40%             0.71%             37.82%
    Highest contract charges        1.53%               --              32.90%
    Remaining contract
     charges                          --                --                 --
 2002  Lowest contract
  charges                           0.40%             0.72%            (14.02)%
    Highest contract charges        1.81%             0.52%            (15.31)%
    Remaining contract
     charges                          --                --                 --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                       UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM INTERNATIONAL EQUITY
 2006  Lowest contract
  charges                            37,797    $15.881238          $600,262
    Highest contract charges          3,658     12.522501            45,815
    Remaining contract
     charges                      7,041,132            --       160,689,952
 2005  Lowest contract
  charges                            50,879     12.521365           637,069
    Highest contract charges          1,592     10.052848            15,999
    Remaining contract
     charges                      8,095,761            --       146,413,591
 2004  Lowest contract
  charges                            45,026     11.240876           506,137
    Highest contract charges          1,760      9.186741            16,170
    Remaining contract
     charges                      9,383,964            --       154,735,401
 2003  Lowest contract
  charges                            41,145      9.742092           400,835
    Highest contract charges         14,384      6.478535            93,188
    Remaining contract
     charges                     10,578,618            --       154,813,976
 2002  Lowest contract
  charges                             1,532     12.810967            19,627
    Highest contract charges          2,681      5.162955            13,844
    Remaining contract
     charges                     12,034,452            --       142,026,594
PUTNAM INTERNATIONAL NEW
 OPPORTUNITIES
 2006  Lowest contract
  charges                               836     19.480755            16,291
    Highest contract charges          3,395     10.757886            36,520
    Remaining contract
     charges                      3,126,946            --        53,375,228
 2005  Lowest contract
  charges                               836     15.470875            12,938
    Highest contract charges          1,232      8.744978            10,777
    Remaining contract
     charges                      3,330,599            --        45,827,823
 2004  Lowest contract
  charges                               836     13.092047            10,948
    Highest contract charges          4,639      4.582055            21,258
    Remaining contract
     charges                      3,240,197            --        38,263,759
 2003  Lowest contract
  charges                               836     11.568077             9,674
    Highest contract charges          3,379      6.886470            23,273
    Remaining contract
     charges                      3,713,163            --        39,474,884
 2002  Lowest contract
  charges                             1,836      8.694026            15,964
    Highest contract charges            254      3.182188               809
    Remaining contract
     charges                      4,422,496            --        35,898,010

                                                  INVESTMENT
                                  EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                       RATIO*           RATIO**           RETURN***
----------------------------  ----------------------------------------------------
PUTNAM INTERNATIONAL EQUITY
 2006  Lowest contract
  charges                           0.95%             0.93%             26.83%
    Highest contract charges        2.50%             0.37%             24.57%
    Remaining contract
     charges                          --                --                 --
 2005  Lowest contract
  charges                           0.95%             1.58%             11.39%
    Highest contract charges        2.55%               --               9.43%
    Remaining contract
     charges                          --                --                 --
 2004  Lowest contract
  charges                           0.95%             1.65%             15.39%
    Highest contract charges        2.47%               --              13.33%
    Remaining contract
     charges                          --                --                 --
 2003  Lowest contract
  charges                           0.95%             0.94%             27.67%
    Highest contract charges        1.53%               --              26.53%
    Remaining contract
     charges                          --                --                 --
 2002  Lowest contract
  charges                           0.40%             0.92%            (17.85)%
    Highest contract charges        0.83%               --              (5.13)%
    Remaining contract
     charges                          --                --                 --
PUTNAM INTERNATIONAL NEW
 OPPORTUNITIES
 2006  Lowest contract
  charges                           0.40%             1.50%             25.92%
    Highest contract charges        2.48%             0.61%             23.02%
    Remaining contract
     charges                          --                --                 --
 2005  Lowest contract
  charges                           0.40%             0.87%             18.17%
    Highest contract charges        2.45%               --              15.44%
    Remaining contract
     charges                          --                --                 --
 2004  Lowest contract
  charges                           0.40%             1.20%             13.17%
    Highest contract charges        2.13%             0.14%             10.94%
    Remaining contract
     charges                          --                --                 --
 2003  Lowest contract
  charges                           0.40%             0.46%             33.06%
    Highest contract charges        2.03%               --              30.51%
    Remaining contract
     charges                          --                --                 --
 2002  Lowest contract
  charges                           0.40%             0.90%            (13.81)%
    Highest contract charges        1.71%             0.65%            (15.17)%
    Remaining contract
     charges                          --                --                 --

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                       UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM INVESTORS
 2006  Lowest contract
  charges                            10,583     $9.770554          $103,399
    Highest contract charges         10,117      7.877671            79,704
    Remaining contract
     charges                     12,705,222            --       137,401,502
 2005  Lowest contract
  charges                            16,628      8.634611           143,574
    Highest contract charges         10,253      7.085782            72,647
    Remaining contract
     charges                     15,911,713            --       153,842,345
 2004  Lowest contract
  charges                            18,507      7.995115           147,966
    Highest contract charges          1,712      6.670482            11,420
    Remaining contract
     charges                     18,642,689            --       168,433,132
 2003  Lowest contract
  charges                            10,333      7.138334            73,757
    Highest contract charges         18,556      5.616858           104,227
    Remaining contract
     charges                     21,550,070            --       175,608,830
 2002  Lowest contract
  charges                             9,930      5.663126            56,235
    Highest contract charges          3,051      4.525137            13,807
    Remaining contract
     charges                     24,649,504            --       161,299,127
PUTNAM MONEY MARKET
 2006  Lowest contract
  charges                               302      1.532364               463
    Highest contract charges         28,403      0.997267            28,326
    Remaining contract
     charges                     59,261,486            --       103,011,993
 2005  Lowest contract
  charges                               302      1.470407               444
    Highest contract charges         30,846      0.979257            30,206
    Remaining contract
     charges                     64,744,475            --       108,838,929
 2004  Lowest contract
  charges                               302      1.436275               434
    Highest contract charges         29,133      0.978797            28,515
    Remaining contract
     charges                     78,820,667            --       130,689,380
 2003  Lowest contract
  charges                               302      1.429032               432
    Highest contract charges          5,155      1.001362             5,162
    Remaining contract
     charges                    130,012,404            --       218,304,293
 2002  Lowest contract
  charges                            10,302      1.423948            14,670
    Highest contract charges         31,221      1.689469            52,746
    Remaining contract
     charges                    221,457,258            --       375,013,035

                                                  INVESTMENT
                                  EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                       RATIO*           RATIO**           RETURN***
----------------------------  ----------------------------------------------------
PUTNAM INVESTORS
 2006  Lowest contract
  charges                           0.95%             0.83%             13.16%
    Highest contract charges        2.45%             0.40%             11.18%
    Remaining contract
     charges                          --                --                 --
 2005  Lowest contract
  charges                           0.95%             1.21%              8.00%
    Highest contract charges        2.44%             1.00%              6.23%
    Remaining contract
     charges                          --                --                 --
 2004  Lowest contract
  charges                           0.95%             0.64%             12.00%
    Highest contract charges        2.47%               --               9.86%
    Remaining contract
     charges                          --                --                 --
 2003  Lowest contract
  charges                           0.95%             0.74%             26.05%
    Highest contract charges        1.53%               --              21.02%
    Remaining contract
     charges                          --                --                 --
 2002  Lowest contract
  charges                           0.95%             0.38%            (24.40)%
    Highest contract charges        0.83%               --              (3.24)%
    Remaining contract
     charges                          --                --                 --
PUTNAM MONEY MARKET
 2006  Lowest contract
  charges                           0.24%             4.53%              4.21%
    Highest contract charges        2.45%             4.25%              1.84%
    Remaining contract
     charges                          --                --                 --
 2005  Lowest contract
  charges                           0.24%             2.72%              2.38%
    Highest contract charges        2.44%             2.49%              0.05%
    Remaining contract
     charges                          --                --                 --
 2004  Lowest contract
  charges                           0.40%             0.95%              0.51%
    Highest contract charges        2.42%             1.17%             (1.78)%
    Remaining contract
     charges                          --                --                 --
 2003  Lowest contract
  charges                           0.39%             0.93%              0.36%
    Highest contract charges        2.05%             0.40%             (1.54)%
    Remaining contract
     charges                          --                --                 --
 2002  Lowest contract
  charges                           0.40%             1.45%              1.05%
    Highest contract charges        0.81%             0.50%             (0.25)%
    Remaining contract
     charges                          --                --                 --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                       UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
 2006  Lowest contract
  charges                               253     $29.270152           $7,411
    Highest contract charges          2,360       5.719030           13,493
    Remaining contract
     charges                     13,711,689             --      302,662,014
 2005  Lowest contract
  charges                               254      27.004559            6,850
    Highest contract charges          2,422       5.398823           13,077
    Remaining contract
     charges                     17,062,629             --      354,406,565
 2004  Lowest contract
  charges                               254      24.575552            6,247
    Highest contract charges          1,131       5.027090            5,685
    Remaining contract
     charges                     21,079,952             --      405,895,571
 2003  Lowest contract
  charges                               561      22.315167           12,511
    Highest contract charges          8,502       3.624040           30,812
    Remaining contract
     charges                     25,326,196             --      455,180,736
 2002  Lowest contract
  charges                               561      16.883273            9,478
    Highest contract charges          2,579       3.619184            9,335
    Remaining contract
     charges                     29,913,394             --      418,986,041
PUTNAM NEW VALUE
 2006  Lowest contract
  charges                               744      24.527636           18,249
    Highest contract charges         47,085      15.873638          747,408
    Remaining contract
     charges                      6,669,044             --      146,798,146
 2005  Lowest contract
  charges                               744      21.176994           15,756
    Highest contract charges         47,224      14.028905          662,505
    Remaining contract
     charges                      8,374,542             --      160,716,660
 2004  Lowest contract
  charges                               744      20.032842           14,904
    Highest contract charges         44,784      13.583544          608,328
    Remaining contract
     charges                      9,367,837             --      172,082,872
 2003  Lowest contract
  charges                             5,598      14.240291           79,720
    Highest contract charges          1,311      12.069839           15,818
    Remaining contract
     charges                      9,689,826             --      156,403,625
 2002  Lowest contract
  charges                             1,000      13.128161           13,128
    Highest contract charges          1,011       9.342558            9,448
    Remaining contract
     charges                     10,904,678             --      134,559,711

                                                   INVESTMENT
                                   EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**           RETURN***
-----------------------------  ----------------------------------------------------
PUTNAM NEW OPPORTUNITIES
 2006  Lowest contract
  charges                            0.41%             0.17%              8.39%
    Highest contract charges         2.45%               --               5.93%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.40%             0.36%              9.88%
    Highest contract charges         2.44%             0.11%              7.39%
    Remaining contract
     charges                           --                --                 --
 2004  Lowest contract
  charges                            0.40%               --              10.13%
    Highest contract charges         2.47%               --               7.59%
    Remaining contract
     charges                           --                --                 --
 2003  Lowest contract
  charges                            0.40%               --              32.17%
    Highest contract charges         1.53%               --              22.53%
    Remaining contract
     charges                           --                --                 --
 2002  Lowest contract
  charges                            0.40%               --             (30.57)%
    Highest contract charges         1.64%               --             (31.93)%
    Remaining contract
     charges                           --                --                 --
PUTNAM NEW VALUE
 2006  Lowest contract
  charges                            0.40%             1.24%             15.82%
    Highest contract charges         2.50%             1.05%             13.15%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.40%             1.05%              5.71%
    Highest contract charges         2.49%             0.97%              3.28%
    Remaining contract
     charges                           --                --                 --
 2004  Lowest contract
  charges                            0.40%               --              15.31%
    Highest contract charges         2.45%               --              12.58%
    Remaining contract
     charges                           --                --                 --
 2003  Lowest contract
  charges                            0.95%             0.71%             31.61%
    Highest contract charges         1.56%               --              28.17%
    Remaining contract
     charges                           --                --                 --
 2002  Lowest contract
  charges                            0.40%             4.11%            (15.78)%
    Highest contract charges         1.63%               --             (17.32)%
    Remaining contract
     charges                           --                --                 --

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                       UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH
 2006  Lowest contract
  charges                                34      $6.612150             $227
    Highest contract charges          2,512       3.982062           10,000
    Remaining contract
     charges                      3,286,713             --       20,394,652
 2005  Lowest contract
  charges                                34       5.938693              204
    Highest contract charges          2,755       3.626916            9,991
    Remaining contract
     charges                      4,033,527             --       22,615,155
 2004  Lowest contract
  charges                                36       5.558477              199
    Highest contract charges          2,755       3.442539            9,484
    Remaining contract
     charges                      5,175,688             --       27,495,465
 2003  Lowest contract
  charges                                37       5.170500              193
    Highest contract charges          5,665       3.247398           18,398
    Remaining contract
     charges                      6,164,238             --       30,921,066
 2002  Lowest contract
  charges                             1,000       4.056251            4,056
    Highest contract charges         18,489       1.235678           22,846
    Remaining contract
     charges                      6,381,797             --       24,158,910
PUTNAM RESEARCH
 2006  Lowest contract
  charges                             9,908      10.978838          108,775
    Highest contract charges         10,376       8.635873           89,612
    Remaining contract
     charges                      2,626,777             --       35,293,451
 2005  Lowest contract
  charges                            11,550       9.929116          114,684
    Highest contract charges         10,611       7.950676           84,366
    Remaining contract
     charges                      3,415,663             --       41,787,013
 2004  Lowest contract
  charges                            11,154       9.523152          106,218
    Highest contract charges            727       7.755126            5,634
    Remaining contract
     charges                      4,052,203             --       47,980,057
 2003  Lowest contract
  charges                             8,313       8.919211           74,141
    Highest contract charges            869       7.320045            6,360
    Remaining contract
     charges                      4,618,682             --       52,463,581
 2002  Lowest contract
  charges                             1,000       9.793699            9,794
    Highest contract charges          2,710       6.050669           16,396
    Remaining contract
     charges                      5,355,724             --       49,661,433

                                                   INVESTMENT
                                   EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**           RETURN***
-----------------------------  ----------------------------------------------------
PUTNAM OTC & EMERGING GROWTH
 2006  Lowest contract
  charges                            0.47%               --              11.34%
    Highest contract charges         2.35%               --               9.79%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.31%               --               6.84%
    Highest contract charges         2.34%               --               5.36%
    Remaining contract
     charges                           --                --                 --
 2004  Lowest contract
  charges                            0.33%               --               7.50%
    Highest contract charges         2.35%               --               6.01%
    Remaining contract
     charges                           --                --                 --
 2003  Lowest contract
  charges                            0.33%               --              34.43%
    Highest contract charges         1.50%               --              27.02%
    Remaining contract
     charges                           --                --                 --
 2002  Lowest contract
  charges                            0.41%               --             (32.33)%
    Highest contract charges         1.85%               --             (33.47)%
    Remaining contract
     charges                           --                --                 --
PUTNAM RESEARCH
 2006  Lowest contract
  charges                            0.95%             0.76%             10.57%
    Highest contract charges         2.45%             0.54%              8.62%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.95%             1.07%              4.26%
    Highest contract charges         2.44%             0.83%              2.52%
    Remaining contract
     charges                           --                --                 --
 2004  Lowest contract
  charges                            0.95%             0.17%              6.77%
    Highest contract charges         2.46%               --               4.91%
    Remaining contract
     charges                           --                --                 --
 2003  Lowest contract
  charges                            0.95%             0.55%             24.50%
    Highest contract charges         1.53%               --              20.16%
    Remaining contract
     charges                           --                --                 --
 2002  Lowest contract
  charges                            0.40%             0.75%            (22.37)%
    Highest contract charges         1.99%               --             (23.79)%
    Remaining contract
     charges                           --                --                 --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                       UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
 2006  Lowest contract
  charges                             1,087     $29.067969          $31,595
    Highest contract charges         12,668      22.559466          285,799
    Remaining contract
     charges                      4,572,290             --      122,414,555
 2005  Lowest contract
  charges                             1,087      24.821902           26,980
    Highest contract charges         11,053      19.720038          217,956
    Remaining contract
     charges                      5,741,087             --      132,777,806
 2004  Lowest contract
  charges                             1,087      23.226397           25,245
    Highest contract charges         11,984      18.890720          226,381
    Remaining contract
     charges                      7,314,014             --      160,078,844
 2003  Lowest contract
  charges                               616      18.428279           11,355
    Highest contract charges          8,259      15.351024          126,785
    Remaining contract
     charges                      7,355,167             --      129,155,323
 2002  Lowest contract
  charges                             1,616      12.329642           19,927
    Highest contract charges            427      10.518921            4,495
    Remaining contract
     charges                      7,818,407             --       92,847,325
PUTNAM THE GEORGE PUTNAM FUND
 OF BOSTON
 2006  Lowest contract
  charges                             1,902      14.354043           27,296
    Highest contract charges          2,673      12.468638           33,335
    Remaining contract
     charges                      9,093,321             --      124,885,589
 2005  Lowest contract
  charges                             1,949      12.912191           25,168
    Highest contract charges          2,793      11.416830           31,882
    Remaining contract
     charges                     11,738,519             --      145,740,171
 2004  Lowest contract
  charges                             2,003      12.508005           25,057
    Highest contract charges          3,902      11.250035           43,901
    Remaining contract
     charges                     13,879,757             --      167,724,067
 2003  Lowest contract
  charges                             2,062      11.640311           23,997
    Highest contract charges            528      10.658106            5,631
    Remaining contract
     charges                     15,240,175             --      172,165,475
 2002  Lowest contract
  charges                             1,000      10.226817           10,227
    Highest contract charges          3,600       9.338168           33,617
    Remaining contract
     charges                     15,894,549             --      155,152,465

                                                   INVESTMENT
                                   EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**           RETURN***
-----------------------------  ----------------------------------------------------
PUTNAM SMALL CAP VALUE
 2006  Lowest contract
  charges                            0.40%             0.51%             17.11%
    Highest contract charges         2.50%             0.30%             14.40%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.40%             0.37%              6.87%
    Highest contract charges         2.49%             0.20%              4.39%
    Remaining contract
     charges                           --                --                 --
 2004  Lowest contract
  charges                            0.40%             0.40%             26.04%
    Highest contract charges         2.46%               --              23.10%
    Remaining contract
     charges                           --                --                 --
 2003  Lowest contract
  charges                            0.40%             0.41%             49.46%
    Highest contract charges         1.54%               --              40.67%
    Remaining contract
     charges                           --                --                 --
 2002  Lowest contract
  charges                            0.40%             1.26%            (18.39)%
    Highest contract charges         2.01%               --             (19.93)%
    Remaining contract
     charges                           --                --                 --
PUTNAM THE GEORGE PUTNAM FUND
 OF BOSTON
 2006  Lowest contract
  charges                            0.95%             2.62%             11.17%
    Highest contract charges         2.45%             2.44%              9.21%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.95%             2.19%              3.23%
    Highest contract charges         2.44%             2.02%              1.48%
    Remaining contract
     charges                           --                --                 --
 2004  Lowest contract
  charges                            0.95%             2.10%              7.45%
    Highest contract charges         2.42%               --               5.59%
    Remaining contract
     charges                           --                --                 --
 2003  Lowest contract
  charges                            0.95%             2.59%             16.25%
    Highest contract charges         1.50%               --              12.74%
    Remaining contract
     charges                           --                --                 --
 2002  Lowest contract
  charges                            0.40%             4.27%             (8.93)%
    Highest contract charges         2.02%               --             (10.60)%
    Remaining contract
     charges                           --                --                 --

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                       UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND
 INCOME
 2006  Lowest contract
  charges                                24     $31.564092             $768
    Highest contract charges          6,181      11.205826           69,260
    Remaining contract
     charges                      5,540,619             --      163,953,765
 2005  Lowest contract
  charges                                24      24.892511              605
    Highest contract charges          6,292       9.030912           56,819
    Remaining contract
     charges                      6,922,375             --      162,667,332
 2004  Lowest contract
  charges                                24      22.940553              558
    Highest contract charges          6,292       8.515380           53,576
    Remaining contract
     charges                      7,976,143             --      174,607,982
 2003  Lowest contract
  charges                                24      18.899159              460
    Highest contract charges          5,375       7.169279           38,538
    Remaining contract
     charges                      9,216,184             --      168,310,662
 2002  Lowest contract
  charges                             1,024      15.179599           15,549
    Highest contract charges          2,991       6.707693           20,062
    Remaining contract
     charges                     11,254,373             --      167,243,926
PUTNAM VISTA
 2006  Lowest contract
  charges                            13,793      10.916573          150,571
    Highest contract charges          1,123       6.429401            7,225
    Remaining contract
     charges                      5,600,246             --       86,715,170
 2005  Lowest contract
  charges                             1,241      17.250467           21,407
    Highest contract charges          1,117       6.248255            6,979
    Remaining contract
     charges                      7,150,562             --      107,154,042
 2004  Lowest contract
  charges                             1,243      15.397890           19,139
    Highest contract charges          1,015       5.706667            5,791
    Remaining contract
     charges                      8,532,461             --      115,955,732
 2003  Lowest contract
  charges                             1,245      13.001775           16,190
    Highest contract charges          5,502       4.934834           27,151
    Remaining contract
     charges                      9,564,952             --      112,040,518
 2002  Lowest contract
  charges                             2,248       9.784199           21,998
    Highest contract charges            366       9.121345            3,337
    Remaining contract
     charges                     10,725,812             --       96,038,235

                                                   INVESTMENT
                                   EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**           RETURN***
-----------------------------  ----------------------------------------------------
PUTNAM UTILITIES GROWTH AND
 INCOME
 2006  Lowest contract
  charges                            0.22%             3.06%             26.80%
    Highest contract charges         2.35%             2.85%             24.08%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.19%             2.08%              8.51%
    Highest contract charges         2.34%             1.88%              6.05%
    Remaining contract
     charges                           --                --                 --
 2004  Lowest contract
  charges                            0.22%             2.38%             21.38%
    Highest contract charges         2.35%             2.12%             18.78%
    Remaining contract
     charges                           --                --                 --
 2003  Lowest contract
  charges                            0.39%             0.41%             24.50%
    Highest contract charges         1.50%               --              19.40%
    Remaining contract
     charges                           --                --                 --
 2002  Lowest contract
  charges                            0.40%             3.68%            (24.14)%
    Highest contract charges         1.83%               --             (25.48)%
    Remaining contract
     charges                           --                --                 --
PUTNAM VISTA
 2006  Lowest contract
  charges                            0.95%               --               4.72%
    Highest contract charges         2.45%               --               2.90%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.40%               --              12.03%
    Highest contract charges         2.45%               --               9.49%
    Remaining contract
     charges                           --                --                 --
 2004  Lowest contract
  charges                            0.40%               --              18.43%
    Highest contract charges         2.47%               --              15.68%
    Remaining contract
     charges                           --                --                 --
 2003  Lowest contract
  charges                            0.40%               --              32.89%
    Highest contract charges         1.54%               --              25.20%
    Remaining contract
     charges                           --                --                 --
 2002  Lowest contract
  charges                            0.40%               --             (30.66)%
    Highest contract charges         0.76%               --              (5.69)%
    Remaining contract
     charges                           --                --                 --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                UNIT           CONTRACT
SUB-ACCOUNT                      UNITS      FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VOYAGER
 2006  Lowest contract
  charges                              184     $29.789395            $5,477
    Highest contract charges        10,965       6.575081            72,096
    Remaining contract
     charges                    13,416,150             --       659,800,849
 2005  Lowest contract
  charges                            1,270      28.294845            35,941
    Highest contract charges        11,616       6.394015            74,272
    Remaining contract
     charges                    16,979,483             --       808,618,542
 2004  Lowest contract
  charges                            1,271      26.816148            34,094
    Highest contract charges        12,085       6.202743            74,961
    Remaining contract
     charges                    20,992,470             --       971,925,579
 2003  Lowest contract
  charges                            1,554      25.559686            39,714
    Highest contract charges        18,568       6.057077           112,466
    Remaining contract
     charges                    24,494,226             --     1,127,880,728
 2002  Lowest contract
  charges                            1,679      20.503449            34,420
    Highest contract charges         3,458       3.994188            13,811
    Remaining contract
     charges                    28,577,086             --     1,101,437,744
PUTNAM DISCOVERY GROWTH
 2006  Lowest contract
  charges                            8,571       6.221582            53,326
    Highest contract charges         3,413       5.668226            19,345
    Remaining contract
     charges                     1,054,789             --         6,342,214
 2005  Lowest contract
  charges                            8,572       5.643475            48,377
    Highest contract charges         9,376       5.222078            48,961
    Remaining contract
     charges                     1,250,006             --         6,858,232
 2004  Lowest contract
  charges                            8,647       5.296388            45,798
    Highest contract charges         3,283       4.982603            16,356
    Remaining contract
     charges                     1,663,030             --         8,614,698
 2003  Lowest contract
  charges                            5,394       4.963500            26,771
    Highest contract charges         2,633       4.739479            12,479
    Remaining contract
     charges                     1,921,235             --         9,380,228
 2002  Lowest contract
  charges                            5,404       3.784986            20,453
    Highest contract charges         1,147       3.676417             4,218
    Remaining contract
     charges                     1,279,942             --         4,794,377
PUTNAM CAPITAL OPPORTUNITIES
 2006  Lowest contract
  charges                               58      18.863017             1,087
    Highest contract charges           812      17.832854            14,497
    Remaining contract
     charges                       616,276             --        11,523,619
 2005  Lowest contract
  charges                               69      16.528392             1,137
    Highest contract charges           336      15.869804             5,336
    Remaining contract
     charges                       500,779             --         8,227,454
 2004  Lowest contract
  charges                              126      15.228131             1,915
    Highest contract charges           687      14.778449            10,152
    Remaining contract
     charges                       400,183             --         6,038,685
 2003  Lowest contract
  charges                              674      12.911612             8,706
    Highest contract charges         8,173      12.825763           104,831
    Remaining contract
     charges                       165,491             --         2,139,916

                                                  INVESTMENT
                                  EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                       RATIO*           RATIO**           RETURN***
----------------------------  ----------------------------------------------------
PUTNAM VOYAGER
 2006  Lowest contract
  charges                           0.40%             0.77%              5.28%
    Highest contract charges        2.50%             0.11%              2.83%
    Remaining contract
     charges                          --                --                 --
 2005  Lowest contract
  charges                           0.40%             0.91%              5.51%
    Highest contract charges        2.50%             0.67%              3.08%
    Remaining contract
     charges                          --                --                 --
 2004  Lowest contract
  charges                           0.40%             0.49%              4.92%
    Highest contract charges        2.46%               --               2.44%
    Remaining contract
     charges                          --                --                 --
 2003  Lowest contract
  charges                           0.40%             0.64%             24.66%
    Highest contract charges        1.55%               --              16.69%
    Remaining contract
     charges                          --                --                 --
 2002  Lowest contract
  charges                           0.40%             0.87%            (26.63)%
    Highest contract charges        0.85%               --              (6.03)%
    Remaining contract
     charges                          --                --                 --
PUTNAM DISCOVERY GROWTH
 2006  Lowest contract
  charges                           0.95%               --              10.24%
    Highest contract charges        2.30%               --               8.54%
    Remaining contract
     charges                          --                --                 --
 2005  Lowest contract
  charges                           0.95%               --               6.55%
    Highest contract charges        2.27%               --               4.81%
    Remaining contract
     charges                          --                --                 --
 2004  Lowest contract
  charges                           0.95%               --               6.71%
    Highest contract charges        2.30%               --               5.13%
    Remaining contract
     charges                          --                --                 --
 2003  Lowest contract
  charges                           0.95%               --              31.14%
    Highest contract charges        1.54%               --              23.62%
    Remaining contract
     charges                          --                --                 --
 2002  Lowest contract
  charges                           0.95%               --             (29.99)%
    Highest contract charges        2.01%               --             (31.01)%
    Remaining contract
     charges                          --                --                 --
PUTNAM CAPITAL OPPORTUNITIES
 2006  Lowest contract
  charges                           0.88%             0.10%             14.13%
    Highest contract charges        2.50%             0.06%             12.37%
    Remaining contract
     charges                          --                --                 --
 2005  Lowest contract
  charges                           0.81%               --               8.54%
    Highest contract charges        2.45%               --               7.38%
    Remaining contract
     charges                          --                --                 --
 2004  Lowest contract
  charges                           0.98%             1.20%             17.33%
    Highest contract charges        2.42%             0.37%             15.26%
    Remaining contract
     charges                          --                --                 --
 2003  Lowest contract
  charges                           0.88%            10.77%             29.12%
    Highest contract charges        1.53%             9.83%             28.26%
    Remaining contract
     charges                          --                --                 --

-------------------------------------------------------------------------------

                                                UNIT           CONTRACT
SUB-ACCOUNT                      UNITS      FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM EQUITY INCOME
 2006  Lowest contract
  charges                              133     $16.452427            $2,181
    Highest contract charges         1,449      15.577171            22,580
    Remaining contract
     charges                     2,836,181             --        46,238,746
 2005  Lowest contract
  charges                              183      13.975903             2,562
    Highest contract charges         1,450      13.432298            19,479
    Remaining contract
     charges                     2,732,800             --        37,941,466
 2004  Lowest contract
  charges                              270      13.445017             3,624
    Highest contract charges         1,451      13.047057            18,928
    Remaining contract
     charges                     2,267,799             --        30,219,617
 2003  Lowest contract
  charges                            8,072      12.041597            97,206
    Highest contract charges         6,319      11.961480            75,581
    Remaining contract
     charges                     1,310,391             --        15,802,067
LEGG MASON PARTNERS VARIABLE
 ALL CAP PORTFOLIO
 2006  Lowest contract
  charges                          641,427       1.553472           996,439
    Highest contract charges         7,477       1.537193            11,494
    Remaining contract
     charges                            --             --                --
 2005  Lowest contract
  charges                          849,696       1.333798         1,133,324
    Highest contract charges         7,493       1.321808             9,905
    Remaining contract
     charges                            --             --                --
 2004  Lowest contract
  charges                          831,850       1.300004         1,081,408
    Highest contract charges        48,439       1.290254            62,500
    Remaining contract
     charges                            --             --                --
 2003  Lowest contract
  charges                          861,963       1.217162         1,049,148
    Highest contract charges       300,081       1.209843           363,051
    Remaining contract
     charges                            --             --                --
 2002  Lowest contract
  charges                          914,619       0.887778           811,979
    Highest contract charges       329,754       0.883764           291,424
    Remaining contract
     charges                            --             --                --
LEGG MASON PARTNERS VARIABLE
 GLOBAL HIGH YIELD BOND
 PORTFOLIO
 2006  Lowest contract
  charges                           74,769       1.629638           121,846
    Highest contract charges            --             --                --
    Remaining contract
     charges                            --             --                --
 2005  Lowest contract
  charges                           84,725       1.493640           126,548
    Highest contract charges            --             --                --
    Remaining contract
     charges                            --             --                --
 2004  Lowest contract
  charges                           82,937       1.459055           121,010
    Highest contract charges            --             --                --
    Remaining contract
     charges                            --             --                --
 2003  Lowest contract
  charges                          149,332       1.331938           198,901
    Highest contract charges            --             --                --
    Remaining contract
     charges                            --             --                --
 2002  Lowest contract
  charges                          129,317       1.087528           140,636
    Highest contract charges            --             --                --
    Remaining contract
     charges                            --             --                --

                                                  INVESTMENT
                                  EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                       RATIO*           RATIO**           RETURN***
----------------------------  ----------------------------------------------------
PUTNAM EQUITY INCOME
 2006  Lowest contract
  charges                           0.95%             1.45%             17.72%
    Highest contract charges        2.45%             1.17%             15.97%
    Remaining contract
     charges                          --                --                 --
 2005  Lowest contract
  charges                           0.92%             0.33%              3.95%
    Highest contract charges        2.44%             0.97%              2.95%
    Remaining contract
     charges                          --                --                 --
 2004  Lowest contract
  charges                           0.92%               --              11.08%
    Highest contract charges        2.43%               --               9.11%
    Remaining contract
     charges                          --                --                 --
 2003  Lowest contract
  charges                           0.88%             1.70%             20.42%
    Highest contract charges        1.49%             2.60%             19.62%
    Remaining contract
     charges                          --                --                 --
LEGG MASON PARTNERS VARIABLE
 ALL CAP PORTFOLIO
 2006  Lowest contract
  charges                           1.40%             1.27%             16.47%
    Highest contract charges        1.55%             1.40%             16.30%
    Remaining contract
     charges                          --                --                 --
 2005  Lowest contract
  charges                           1.40%             0.88%              2.60%
    Highest contract charges        1.56%             0.15%              2.45%
    Remaining contract
     charges                          --                --                 --
 2004  Lowest contract
  charges                           1.40%             0.54%              6.81%
    Highest contract charges        1.56%             0.14%              6.65%
    Remaining contract
     charges                          --                --                 --
 2003  Lowest contract
  charges                           1.40%             0.26%             37.10%
    Highest contract charges        1.50%             0.28%             36.90%
    Remaining contract
     charges                          --                --                 --
 2002  Lowest contract
  charges                           1.40%             0.39%            (26.10)%
    Highest contract charges        1.55%             0.44%            (26.21)%
    Remaining contract
     charges                          --                --                 --
LEGG MASON PARTNERS VARIABLE
 GLOBAL HIGH YIELD BOND
 PORTFOLIO
 2006  Lowest contract
  charges                           1.40%             5.23%              9.11%
    Highest contract charges          --                --                 --
    Remaining contract
     charges                          --                --                 --
 2005  Lowest contract
  charges                           1.40%             6.12%              2.37%
    Highest contract charges          --                --                 --
    Remaining contract
     charges                          --                --                 --
 2004  Lowest contract
  charges                           1.41%             5.16%              9.54%
    Highest contract charges          --                --                 --
    Remaining contract
     charges                          --                --                 --
 2003  Lowest contract
  charges                           1.40%             8.63%             22.47%
    Highest contract charges          --                --                 --
    Remaining contract
     charges                          --                --                 --
 2002  Lowest contract
  charges                           1.40%             7.43%              5.82%
    Highest contract charges          --                --                 --
    Remaining contract
     charges                          --                --                 --

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                UNIT           CONTRACT
SUB-ACCOUNT                      UNITS      FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE
 INVESTORS PORTFOLIO
 2006  Lowest contract
  charges                          357,345      $1.449498          $517,971
    Highest contract charges         1,999       1.434265             2,866
    Remaining contract
     charges                            --             --                --
 2005  Lowest contract
  charges                          444,930       1.242971           553,035
    Highest contract charges         2,003       1.231762             2,467
    Remaining contract
     charges                            --             --                --
 2004  Lowest contract
  charges                          463,500       1.183257           548,439
    Highest contract charges         2,007       1.174341             2,358
    Remaining contract
     charges                            --             --                --
 2003  Lowest contract
  charges                          512,311       1.087128           556,948
    Highest contract charges         2,012       1.080564             2,174
    Remaining contract
     charges                            --             --                --
 2002  Lowest contract
  charges                          486,005       0.833097           404,890
    Highest contract charges         2,018       0.829316             1,673
    Remaining contract
     charges                            --             --                --
LEGG MASON PARTNERS VARIABLE
 TOTAL RETURN PORTFOLIO
 2006  Lowest contract
  charges                           71,475       1.334751            95,401
    Highest contract charges         1,968       1.320766             2,599
    Remaining contract
     charges                            --             --                --
 2005  Lowest contract
  charges                           95,679       1.202497           115,054
    Highest contract charges         1,971       1.191681             2,349
    Remaining contract
     charges                            --             --                --
 2004  Lowest contract
  charges                           79,888       1.180317            94,293
    Highest contract charges         1,976       1.171456             2,315
    Remaining contract
     charges                            --             --                --
 2003  Lowest contract
  charges                          139,768       1.100760           153,851
    Highest contract charges         1,981       1.094146             2,167
    Remaining contract
     charges                            --             --                --
 2002  Lowest contract
  charges                           73,317       0.963002            70,604
    Highest contract charges         1,986       0.958648             1,904
    Remaining contract
     charges                            --             --                --

                                                  INVESTMENT
                                  EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                       RATIO*           RATIO**           RETURN***
----------------------------  ----------------------------------------------------
LEGG MASON PARTNERS VARIABLE
 INVESTORS PORTFOLIO
 2006  Lowest contract
  charges                           1.40%             1.62%             16.62%
    Highest contract charges        1.55%             1.68%             16.44%
    Remaining contract
     charges                          --                --                 --
 2005  Lowest contract
  charges                           1.40%             1.13%              5.05%
    Highest contract charges        1.55%             1.22%              4.89%
    Remaining contract
     charges                          --                --                 --
 2004  Lowest contract
  charges                           1.40%             1.42%              8.84%
    Highest contract charges        1.56%             1.50%              8.68%
    Remaining contract
     charges                          --                --                 --
 2003  Lowest contract
  charges                           1.40%             1.56%             30.49%
    Highest contract charges        1.57%             1.44%             30.30%
    Remaining contract
     charges                          --                --                 --
 2002  Lowest contract
  charges                           1.40%             1.11%            (24.12)%
    Highest contract charges        1.56%             0.20%            (24.23)%
    Remaining contract
     charges                          --                --                 --
LEGG MASON PARTNERS VARIABLE
 TOTAL RETURN PORTFOLIO
 2006  Lowest contract
  charges                           1.40%             1.78%             11.00%
    Highest contract charges        1.54%             2.17%             10.83%
    Remaining contract
     charges                          --                --                 --
 2005  Lowest contract
  charges                           1.40%             2.12%              1.88%
    Highest contract charges        1.57%             2.02%              1.73%
    Remaining contract
     charges                          --                --                 --
 2004  Lowest contract
  charges                           1.41%             1.48%              7.23%
    Highest contract charges        1.55%             1.87%              7.07%
    Remaining contract
     charges                          --                --                 --
 2003  Lowest contract
  charges                           1.39%             2.52%             14.31%
    Highest contract charges        1.57%             1.65%             14.13%
    Remaining contract
     charges                          --                --                 --
 2002  Lowest contract
  charges                           1.40%             1.77%             (8.16)%
    Highest contract charges        1.56%             1.44%             (8.30)%
    Remaining contract
     charges                          --                --                 --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by The Fund's Manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

-------------------------------------------------------------------------------

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.80% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company, will charge an expense ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as MAV/EPB Death Benefit Charge, Principal First Charge, Principal first Preferred, Optional Death Benefit Charge, and Earnings Protection Benefit Charge. These deductions range from 0.15% to .75%.

    These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee of $30, may be charged from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are redemption of units.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. Our audits also included the consolidated financial statement schedules listed in the Index at S-1 to S-3. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 of the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

Deloitte & Touche LLP
Hartford, Connecticut
February 21, 2007

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2006           2005           2004
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
 Fee income and other                  $3,113         $2,811         $2,592
 Earned premiums                          547            449            484
 Net investment income                  2,728          2,569          2,470
 Net realized capital gains              (299)            75            140
  (losses)
                                     --------       --------       --------
                     TOTAL REVENUES     6,089          5,904          5,686
                                     --------       --------       --------
BENEFITS, CLAIMS AND EXPENSES
 Benefits, claims and claim             3,205          3,008          3,111
  adjustment expenses
 Insurance expenses and other             853            798            709
 Amortization of deferred policy        1,175            945            825
  acquisition costs and present
  value of future profits
 Dividends to policyholders                22             37             29
                                     --------       --------       --------
TOTAL BENEFITS, CLAIMS AND EXPENSES     5,255          4,788          4,674
                                     --------       --------       --------
 Income before income tax expense         834          1,116          1,012
  and cumulative effect of
  accounting changes
 Income tax expense                       103            207             29
 Income before cumulative effect of       731            909            983
  accounting changes
 Cumulative effect of accounting           --             --            (18)
  changes, net of tax
                                     --------       --------       --------
                         NET INCOME      $731           $909           $965
                                     --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                   AS OF DECEMBER 31,
                                                 2006              2005
                                                  (IN MILLIONS, EXCEPT
                                                     FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
 Investments
 Fixed maturities, available for sale, at         $45,340           $43,242
  fair value (amortized cost of $44,540 and
  $42,256)
 Equity securities, available for sale, at            275               310
  fair value (cost of $267 and $303)
 Equity securities, held for trading, at                1                 1
  fair value
 Policy loans, at outstanding balance               2,009             1,971
 Mortgage loans on real estate                      2,631             1,355
 Other investments                                  1,024               579
                                              -----------       -----------
                           TOTAL INVESTMENTS       51,280            47,458
                                              -----------       -----------
 Cash                                                 186               124
 Premiums receivable and agents' balances              29                23
 Reinsurance recoverables                           1,393             1,114
 Deferred policy acquisition costs and              7,334             7,101
  present value of future profits
 Deferred income taxes                               (491  )           (516  )
 Goodwill                                             186               186
 Other assets                                       1,290             1,611
 Separate account assets                          179,943           150,523
                                              -----------       -----------
                                TOTAL ASSETS     $241,150          $207,624
                                              -----------       -----------
LIABILITIES
 Reserve for future policy benefits                $8,209            $7,406
 Other policyholder funds                          40,191            38,399
 Consumer Notes                                       258                --
 Other liabilities                                  4,890             3,959
 Separate account liabilities                     179,943           150,523
                                              -----------       -----------
                           TOTAL LIABILITIES      233,491           200,287
                                              -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES, NOTE           --                --
 11
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares authorized,               6                 6
  issued and outstanding, par value $5,690
 Capital surplus                                    2,586             2,405
 Accumulated other comprehensive income
  Net unrealized capital gains on                     290               464
   securities, net of tax
  Foreign currency translation adjustments              1                (1  )
                                              -----------       -----------
TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME          291               463
                                              -----------       -----------
 Retained earnings                                  4,777             4,463
                                              -----------       -----------
                  TOTAL STOCKHOLDER'S EQUITY        7,660             7,337
                                              -----------       -----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $241,150          $207,624
                                              -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                       NET             NET (LOSS)
                                                                    UNREALIZED           GAIN ON
                                                                  CAPITAL GAINS         CASH FLOW          FOREIGN
                                      COMMON                       (LOSSES) ON           HEDGING          CURRENCY
                                       STOCK         CAPITAL       SECURITIES,        INSTRUMENTS,       TRANSLATION
                                                     SURPLUS        NET OF TAX         NET OF TAX        ADJUSTMENTS
                                                                     (IN MILLIONS)
--------------------------------------------------------------------------------------------------------------------
2006
Balance, December 31, 2005               $6          $2,405             $577              $(113)             $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                       (77)
 Net loss on cash flow hedging
  instruments                                                                               (97)
 Cumulative translation
  adjustments                                                                                                  2
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        181
Dividends declared
        BALANCE, DECEMBER 31, 2006       $6          $2,586             $500              $(210)              $1
                                        ---          ------           ------              -----              ---
2005
Balance, December 31, 2004               $6          $2,240           $1,124              $(184)             $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                      (547)
 Net loss on cash flow hedging
  instruments                                                                                71
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        165
Dividends declared
        BALANCE, DECEMBER 31, 2005       $6          $2,405             $577              $(113)             $(1)
                                        ---          ------           ------              -----              ---
2004
Balance, December 31, 2003               $6          $2,240             $728               $(17)             $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Cumulative effect of accounting
  change                                                                 292
 Net change in unrealized capital
  gains (losses) on securities (2)                                       104
 Net loss on cash flow hedging
  instruments                                                                              (167)
Total other comprehensive income
 Total comprehensive income
Dividends declared
        BALANCE, DECEMBER 31, 2004       $6          $2,240           $1,124              $(184)             $(1)
                                        ---          ------           ------              -----              ---


                                                                TOTAL
                                           RETAINED         STOCKHOLDER'S
                                           EARNINGS             EQUITY
                                                (IN MILLIONS)
----------------------------------  --------------------------------------
2006
Balance, December 31, 2005                  $4,463              $7,337
Comprehensive income
 Net income                                    731                 731
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                 (77)
 Net loss on cash flow hedging
  instruments                                                      (97)
 Cumulative translation
  adjustments                                                        2
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                                   181
Dividends declared                            (417)               (417)
                                            ------              ------
        BALANCE, DECEMBER 31, 2006          $4,777              $7,660
                                            ------              ------
2005
Balance, December 31, 2004                  $4,064              $7,249
Comprehensive income
 Net income                                    909                 909
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                (547)
 Net loss on cash flow hedging
  instruments                                                       71
Total other comprehensive income                                  (476)
 Total comprehensive income                                        433
Capital contribution from parent                                   165
Dividends declared                            (510)               (510)
                                            ------              ------
        BALANCE, DECEMBER 31, 2005          $4,463              $7,337
                                            ------              ------
2004
Balance, December 31, 2003                  $3,648              $6,604
Comprehensive income
 Net income                                    965                 965
Other comprehensive income, net of
 tax (1)
 Cumulative effect of accounting
  change                                                           292
 Net change in unrealized capital
  gains (losses) on securities (2)                                 104
 Net loss on cash flow hedging
  instruments                                                     (167)
Total other comprehensive income                                   229
 Total comprehensive income                                      1,194
Dividends declared                            (549)               (549)
                                            ------              ------
        BALANCE, DECEMBER 31, 2004          $4,064              $7,249
                                            ------              ------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $(42), $(295), and $56 for the years ended December 31, 2006, 2005 and 2004, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $(52), $38 and $(90) for the years ended December 31, 2006, 2005 and 2004, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(75), $26 and $78 for the years ended December 31, 2006, 2005 and 2004 respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2006            2005            2004
                                                (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income                            $731            $909            $965
 Adjustments to reconcile net
  income to net cash provided by
  operating activities
 Amortization of deferred policy
  acquisition costs and present
  value of future profits             1,175             945             825
 Additions to deferred policy
  acquisition costs and present
  value of future profits            (1,351)         (1,226)         (1,375)
 Change in:
 Reserve for future policy
  benefits, unpaid losses and
  loss adjustment expenses and
  unearned premiums                     836             129             726
 Reinsurance recoverables               (47)            177             (15)
 Receivables                             11              (3)             (3)
 Payables and accruals                  210             385            (212)
 Accrued and deferred income
  taxes                                 340              36             (21)
 Net realized capital losses
  (gains)                               299             (75)           (140)
 Depreciation and amortization          404             239              73
 Cumulative effect of accounting
  change, net of tax                     --              --              18
 Other, net                             157            (228)            (86)
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY OPERATING
                      ACTIVITIES      2,765           1,288             755
                                  ---------       ---------       ---------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities,
  available-for-sale                 19,517          19,727          18,457
 Equity securities,
  available-for-sale                    249              38              75
 Mortgage loans                         301             354             238
 Partnerships                            91             169              34
 Payments for the purchase of:
 Fixed maturities,
  available-for-sale                (22,017)        (21,511)        (19,309)
 Equity securities,
  available-for-sale                   (455)            (60)            (92)
 Mortgage loans                      (1,574)           (915)           (564)
 Partnerships                          (496)           (337)           (111)
 Change in policy loans, net            (39)            647            (148)
 Change in payables for
  collateral under securities
  lending, net                          788            (276)             19
 Change in all other, net              (713)           (193)            486
                                  ---------       ---------       ---------
     NET CASH USED FOR INVESTING
                      ACTIVITIES     (4,348)         (2,357)           (915)
                                  ---------       ---------       ---------
FINANCING ACTIVITIES
 Capital contributions                                  129              --
 Dividends paid                        (300)           (498)           (549)
 Proceeds from issuance of
  consumer notes                        258              --              --
 Net receipts from investment
  and universal life-type
  contracts                           1,686           1,347             829
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY FINANCING
                      ACTIVITIES      1,644             978             280
                                  ---------       ---------       ---------
 Impact of foreign exchange               1              (1)             --
 Net (decrease) increase in cash         62             (92)            120
                                  ---------       ---------       ---------
 Cash -- beginning of year              124             216              96
                                  ---------       ---------       ---------
 Cash -- end of year                   $186            $124            $216
                                  ---------       ---------       ---------
Supplemental Disclosure of Cash
 Flow Information:
 Net Cash (Received) Paid During
  the Year for:
 Income taxes                         $(163)           $149             $42

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

The Company recaptured an indemnity reinsurance arrangement with Hartford Life and Accident Insurance Company in 2005. In conjunction with this transaction, the Company recorded a noncash capital contribution of $36 and a related extinguishment of the reinsurance recoverable liability.

The Company made noncash dividends of $117 and received noncash capital contributions of $154 from its parent company during 2006 related to the guaranteed minimum income benefit reinsurance agreement with Hartford Life Insurance, K.K.

The Company received, noncash capital contributions from its parent of $25 to settle intercompany balances related to stock compensation.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

NOTE 1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (collectively, "Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI") and Hartford International Life Reassurance Corporation ("HLRe"). The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), which is a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct wholly-owned subsidiary of Hartford Holdings, Inc., a direct wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, (d) corporate owned life insurance and (e) assumes fixed annuity products and guaranteed minimum income benefits ("GMIB") from Hartford Life's international operations.

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The consolidated financial statements include the accounts of Hartford Life Insurance Company in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIE") in which the Company is the primary beneficiary. The Company determines if it is the primary beneficiary using both qualitative and quantitative analysis. Entities in which Hartford Life Insurance Company does not have a controlling financial interest but in which the Company has significant influence over the operating and financing decisions are reported using the equity method. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated. For further discussion see Note 3.

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and present value of future profits associated with variable annuity and other universal life-type contracts; the evaluation of other-than-temporary impairments on investments in available-for-sale securities; the valuation of guaranteed minimum withdrawal benefit derivatives and guaranteed minimum income benefit reinsurance derivatives; and contingencies relating to corporate litigation and regulatory matters.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements

In September 2006, the Securities and Exchange Commission ("SEC") staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" ("SAB 108"). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. The Company adopted SAB 108 on December 31, 2006. The adoption had no effect on the Company's consolidated financial condition or results of operations.

Share-Based Payment

In December 2004, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 123 (revised 2004), "Share-Based Payment" ("SFAS 123(R)"), which replaced SFAS No. 123, "Accounting for Stock-Based Compensation" ("SFAS 123") and superseded APB Opinion No. 25, "Accounting for Stock Issued to Employees". SFAS 123(R) requires companies to recognize compensation costs for share-based payments to employees based on the grant-date fair value of the award. In January 2003, the Company began expensing all stock-based compensation awards granted or modified after January 1, 2003 under the fair value recognition provisions of SFAS 123 and therefore the adoption of SFAS 123(R) did not have a material effect on the Company's financial position or results of operations and is not expected to have a material effect on future operations.

The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments

In November 2005, the FASB released FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP 115-1"), which effectively replaces Emerging Issues Task Force Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). FSP 115-1 contains a three-step model for evaluating impairments and carries forward the disclosure requirements in EITF Issue No. 03-1 pertaining to securities in an unrealized loss position. Under the model, any security in an unrealized loss position is considered impaired; an evaluation is made to determine whether the impairment is other-than-temporary; and, if an impairment is considered other-than-temporary, a realized loss is recognized to write the security's cost or amortized cost basis down to fair value. FSP 115-1 references existing other-than-temporary impairment guidance for determining when an impairment is other-than-temporary and clarifies that subsequent to the recognition of an other-than-temporary impairment loss for debt securities, an investor shall account for the security using the constant effective yield method. The Company adopted FSP 115-1 upon issuance. The adoption did not have a material effect on the Company's consolidated financial condition or results of operations.

Non-Traditional Long Duration Contracts

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of SOP 03-1 require:

- Recognizing expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

- Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

- Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

- Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

SOP 03-1 was effective for financial statements for fiscal years beginning after December 15, 2003. At the date of initial application, January 1, 2004, the cumulative effect of the adoption of SOP 03-1 on net income and other comprehensive income was comprised of the following individual impacts shown net of income tax benefit of $10:

                                                                                        OTHER
                                                                                    COMPREHENSIVE
                                                                 NET INCOME             INCOME
-----------------------------------------------------------------------------------------------------
COMPONENTS OF CUMULATIVE EFFECT OF ADOPTION
Establishing GMDB and other benefit reserves for annuity
 contracts                                                           $(50)                $ --
Reclassifying certain separate accounts to general account             30                  294
Other                                                                   2                   (2)
                                                                    -----               ------
                         TOTAL CUMULATIVE EFFECT OF ADOPTION         $(18)                $292
                                                                    -----               ------

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities, Including an Amendment of FASB Statement No. 115" ("SFAS 159"). The objective of SFAS 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently. This statement permits entities to choose, at specified election dates, to measure eligible items at fair value (i.e., the fair value option). Items eligible for the fair value option include certain recognized financial assets and liabilities, rights and obligations under certain insurance contracts that are not financial instruments, host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument, and certain commitments. Business entities shall report unrealized gains and losses on items for which the fair value option has been elected in net income. The fair value option (a) may be applied instrument by instrument, with certain exceptions, (b) is irrevocable (unless a new election date occurs), and (c) is applied only to entire instruments and not to portions of instruments. SFAS 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007, although early adoption is permitted under certain conditions. Companies shall report the effect of the first remeasurement to fair value as a cumulative-effect adjustment to the opening balance of retained earnings. The Company expects to adopt SFAS 159 on January 1, 2008, but has not yet determined the items to which the Company may apply the fair value option and the impact on the Company's consolidated financial statements.

Fair Value Measurements

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). This statement defines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets the Company has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity's estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. The Company will adopt SFAS 157 on January 1, 2008, but has not yet quantified the impact. However, the Company has certain significant product riders, including GMWB, that are recorded using fair value. Under SFAS 157, fair value for GMWB will use significant Level 3 inputs including risk margins. The Company's account value associated with GMWB is $48.3 billion as of December 31, 2006. As a result, the one time realized capital loss that could be recorded upon the adoption of SFAS 157 could materially reduce the Company's 2008 net income. Realized gains and losses that will be recorded in future years are also likely to be more volatile than amounts recorded in prior years. In addition, adoption of SFAS 157 will result in a future reduction in variable annuity fee income as fees attributed to the embedded derivatives will increase consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of embedded derivative.

Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109

The FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109" ("FIN 48"), dated June 2006. The interpretation requires public companies to recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. The amount recognized would be the amount that represents the largest amount of tax benefit that is greater than 50% likely of being ultimately realized. A liability would be recognized for any benefit claimed, or expected to be claimed, in a tax return in excess of the benefit recorded in the financial statements, along with any interest and penalty (if applicable) on the excess. FIN 48 will require a tabular reconciliation of the change in the aggregate unrecognized tax benefits claimed, or expected to be claimed, in tax returns and disclosure relating to accrued interest and penalties for unrecognized tax benefits. Disclosure will also be required for those uncertain tax positions where it is reasonably possible that the estimate of the tax benefit will change significantly in the next 12 months. FIN 48 is effective for fiscal years beginning after December 15, 2006. Upon adoption as of the first quarter of 2007, FIN 48 will not have a material effect on the Company's consolidated financial condition or results of operations.

Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140" ("SFAS 155"). This statement amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" and resolves issues addressed in SFAS 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interest in Securitized Financial Assets". This Statement: (a) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (b) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (c) establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (d) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and, (e) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. The standard also requires presentation within the financial statements that identifies those hybrid financial instruments for which the fair value election has been applied and information on the income statement impact of the changes in fair value of those instruments. The Company is required to apply SFAS 155 to all financial instruments acquired, issued or subject to a remeasurement event beginning January 1, 2007. SFAS 155 did not have an effect on the Company's consolidated financial condition and results of operations upon adoption at January 1, 2007. However, the standard could affect the future income recognition for securitized financial assets because there may be more embedded derivatives identified with changes in fair value recognized in net income.

Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts", ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. The Company will adopt SOP 05-1 on January 1, 2007. The Company expects the cumulative effect upon adoption of SOP 05-1 to be $10 to $20, after-tax, which will be recorded as a reduction in retained earnings as of January 1, 2007.

INVESTMENTS

The Company's investments in fixed maturities, which include bonds, redeemable preferred stock and commercial paper; and certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and accordingly, are carried at fair value with the after-tax difference from cost or amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments, reflected in stockholders' equity as a component of accumulated other comprehensive income ("AOCI"). Policy loans are carried at outstanding balance. Mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any. Other investments primarily consist of derivatives, and limited partnership interests and proportionate share limited liability companies (collectively "limited partnerships"). Limited partnerships are accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Derivatives are carried at fair value.

Valuation of Fixed Maturities

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: independent third party pricing service market quotations, independent broker quotations or pricing matrices, which use market data provided by external sources. With the exception of short-term securities for which amortized cost is predominantly used to approximate fair value, security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from independent pricing services with the remaining unpriced securities submitted to brokers for prices or lastly priced via a pricing matrix.

Prices from independent pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain of the Company's asset-backed ("ABS") and commercial mortgage-backed securities ("CMBS") are priced via broker quotations. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from an independent third party service or an independent broker quotation. The pricing matrix begins with current treasury rates and uses credit spreads and issuer-specific yield adjustments received from an independent third party source to determine the market price for the security. The credit spreads, as assigned by a nationally recognized rating agency, incorporate the issuer's credit rating and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2006 and 2005, primarily consisted of non-144A private placements and have an average duration of 5.0 and 4.8 years, respectively.

The following table presents the fair value of fixed maturity securities by pricing source as of December 31, 2006 and 2005.

                                                            2006                                         2005
                                                                      PERCENTAGE                                   PERCENTAGE
                                                                       OF TOTAL                                     OF TOTAL
                                             FAIR VALUE               FAIR VALUE          FAIR VALUE               FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
Priced via independent market
 quotations                                     $37,190                    82.0%             $36,055                    83.4%
Priced via broker quotations                      3,567                     7.9                2,271                     5.2
Priced via matrices                               3,810                     8.4                3,667                     8.5
Priced via other methods                             79                     0.2                  202                     0.5
Short-term investments (1)                          694                     1.5                1,047                     2.4
                                              ---------                 -------            ---------                 -------
                                  TOTAL         $45,340                   100.0%             $43,242                   100.0%
                                              ---------                 -------            ---------                 -------

(1) Short-term investments are primarily valued at amortized cost, which approximates fair value.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

Other-Than-Temporary Impairments on Available-for-Sale Securities

One of the significant estimates inherent in the valuation of investments is the evaluation of investments for other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. The Company's accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continued to Be Held by a Transferor in Securitized Financial Assets" ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost,
(b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

Each quarter, during this analysis, the Company asserts its intent and ability to retain until recovery those securities judged to be temporarily impaired. Once identified, these securities are systematically restricted from trading unless approved by the committee. The committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's creditworthiness, a change in regulatory requirements or a major business combination or major disposition.

For certain securitized financial assets with contractual cash flows including ABS, EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other-than-temporary impairment charge is recognized. The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Mortgage Loan Impairments

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses.

Net Realized Capital Gains and Losses

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction remeasurements are also included in net realized capital gains and losses. Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were less than $1 for the years ended December 31, 2006, 2005 and 2004. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them.

Net Investment Income

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. The calculation of amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For high credit quality securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments using the retrospective method. For non-highly rated securitized financial assets any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships, the equity method of accounting is used to recognize the Company's share of earnings. For fixed maturities that have had an other-than-temporary impairment loss, the Company amortizes the new cost basis to par or to estimated future value over the remaining life of the security based on future estimated cash flows.

DERIVATIVE INSTRUMENTS

Overview

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. For a further discussion of derivative instruments, see the Derivative Instruments section of
Note 3.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities

Derivatives are recognized on the balance sheet at fair value. As of December 31, 2006 and 2005, approximately 82% and 84% of derivatives, respectively, based upon notional values, were priced via valuation models which utilize market data, while the remaining 18% and 16% of derivatives, respectively, were priced via broker quotations. These percentages exclude the guaranteed minimum withdrawal benefit ("GMWB") rider and the associated reinsurance contracts, which are discussed below as well as the reinsurance contracts associated with the GMIB product, which is discussed in Note 17. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, in the consolidated balance sheets, excluding embedded derivatives and GMWB and GMIB reinsurance contracts. Embedded derivatives are recorded in the consolidated balance sheets with the associated host instrument. GMWB and GMIB reinsurance assumed contract amounts are recorded in other policyholder funds in the consolidated balance sheets. GMWB reinsurance ceded amounts are recorded in reinsurance recoverables in the consolidated balance sheets.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation ("net investment" hedge) or (5) held for other investment and risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair-Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Cash-Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of income in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Foreign-Currency Hedges

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Other Investment and Risk Management Activities

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and risk management purposes are reported in current period earnings as net realized capital gains and losses.

Hedge Documentation and Effectiveness Testing

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair-value, cash-flow, foreign-currency or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses, both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

Discontinuance of Hedge Accounting

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

Embedded Derivatives

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

Credit Risk

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A1/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts, currency forward contracts, and certain embedded derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

Product Derivatives and Risk Management

Valuation of Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Income Benefit Reinsurance Derivatives

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB represents an embedded derivative in the variable annuity contracts that is required to be reported separately from the host variable annuity contract. The Company also assumes GMIB from a related party. The GMIB reinsurance represents a free standing derivative. Both are carried at fair value and reported in other policyholder funds. The fair value of the GMWB and GMIB obligations are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and stochastic techniques under a variety of market return scenarios are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; market volatility assumptions for each underlying index based on a blend of observed market "implied volatility" data and annualized standard deviations of monthly returns using the most recent 20 years of observed market performance; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process.

In valuing the embedded GMWB derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder for the GMWB over the Attributed Fees are associated with the host variable annuity contract recorded in fee income. Upon adoption of Statement of Financial Accounting Standard No. 157, "Fair Value Measurements", (SFAS 157) the Company will revise many of the assumptions used to value GMWB.

For contracts issued prior to July 2003, the Company has an unrelated party reinsurance arrangement in place to transfer its risk of loss due to GMWB. For contracts issued after July 2003, the Company had reinsured the risk of loss due to GMWB to a related party, Hartford Life and Accident Insurance Company. Both of these arrangements are recognized as derivatives and carried at fair value in reinsurance recoverables. Changes in the fair value of both the derivative assets and liabilities related to the reinsured GMWB are recorded in net realized capital gains and losses. During September 2005, the Company recaptured the reinsurance agreement with the related party. As a result of the recapture, the Company received derivative instruments, used to hedge its exposure to the GMWB rider, including interest rate futures, Standard and Poor's ("S&P") 500 and NASDAQ index put options and futures contracts and Europe, Australasia and Far East ("EAFE") Index swaps to hedge GMWB exposure to international equity markets. For the years ended December 31, 2006, 2005 and 2004, net realized capital gains and losses included the change in market value of the embedded derivative related to the GMWB liability, the derivative reinsurance arrangement and the related derivative contracts that were purchased as economic hedges, the net effect of which was a $26 loss, $55 loss and $0, before deferred policy acquisition costs and tax effects, respectively.

A contract is 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money', the Company's exposure as of December 31, 2006, was $8. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $8.

Separate Accounts

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts include contracts, wherein the policyholder assumes the investment risk. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder.

Deferred Policy Acquisition Costs and Present Value of Future Profits Associated with Variable Annuity and Other Universal Life-Type Contracts

Accounting Policy and Assumptions

Life policy acquisition costs include commissions and certain other expenses that vary with and are primarily associated with acquiring business. Present value of future profits ("PVFP") is an intangible asset recorded upon applying purchase accounting in an acquisition of a life insurance company. Deferred policy acquisition costs and the present value of future profits intangible asset are amortized in the same way. Both are amortized over the estimated life of the contracts acquired. Within the following discussion, deferred policy acquisition costs and the present value of future profits intangible asset will be referred to as "DAC". At December 31, 2006 and December 31, 2005, the carrying value of the Company's Life DAC asset was $7.3 billion and $7.1 billion, respectively. Of those amounts, $4.4 billion and $4.5 billion related to individual variable annuities sold in the U.S., respectively, and $2.1 billion and $1.9 billion related to universal life-type contracts sold by Individual Life, respectively.

The Company amortizes DAC related to investment contracts and universal life-type contracts (including individual variable annuities) using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities on the Company's balance sheet, such as sales inducement assets and unearned revenue reserves. Components of EGPs are used to determine reserves for guaranteed minimum death and income benefits. For most contracts, the Company evaluates EGPs over a 20 year horizon as estimated profits emerging subsequent to year 20 are immaterial. The Company uses other measures for amortizing DAC, such as gross costs (net of reinsurance), as a replacement for EGPs when EGPs are expected to be negative for multiple years of the contract's life. The Company also adjusts the DAC balance, through other comprehensive income, by an amount that represents the amortization of DAC that would have been required as a charge or credit to operations had unrealized gains and losses on investments been realized. Actual gross profits, in a given reporting period, that vary from management's initial estimates result in increases or decreases in the rate of amortization, commonly referred to as a "true-up", which are recorded in the current period. The true-up recorded for the years ended December 31, 2006, 2005 and 2004 was an increase to amortization of $45, $27 and $16, respectively.

Each year, the Company develops future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future gross profits are projected for the estimated lives of the contracts, and are, to a large extent, a function of future account value projections for individual variable annuity products and to a lesser extent for variable universal life products. The projection of future account values requires the use of certain assumptions. The assumptions considered to be important in the projection of future account value, and hence the EGPs, include separate account fund performance, which is impacted by separate account fund mix, less fees assessed against the contract holder's account balance, surrender and lapse rates, interest margin, and mortality. The assumptions are developed as part of an annual process and are dependent upon the Company's current best estimates of future events. The Company's current aggregate separate account return assumption is approximately 8.0% (after fund fees, but before mortality and expense charges) for U.S. products. The overall actual return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall U.S. separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index (which closed at 1,418 on December 29, 2006), although no assurance can be provided that this correlation will continue in the future.

Estimating future gross profits is a complex process requiring considerable judgment and the forecasting of events well into the future. Estimating future gross profits is important not only for determining the amortization of DAC but also in the accounting and valuation of sales inducement assets, unearned revenue reserves and guaranteed minimum death benefit reserves. The estimation process, the underlying assumptions and the resulting EGPs, are evaluated regularly.

During the fourth quarter of 2006, the Company refined its estimation process for DAC amortization and completed a comprehensive study of assumptions. The Company plans to complete a comprehensive assumption study and refine its estimate of future gross profits in the third quarter of 2007 and at least annually thereafter.

Upon completion of an assumption study, the Company will revise its assumptions to reflect its current best estimate, thereby changing its estimate of projected account values and the related EGPs in the DAC, sales inducement and unearned revenue reserve amortization models as well as the guaranteed minimum death benefit reserving models. The cumulative balance of DAC as well as sales inducement assets, unearned revenue reserves and guaranteed minimum death benefit reserves are adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as "unlocking". An unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations being favorable compared to previous estimates of account value growth and EGPs. An unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations being unfavorable compared to previous estimates of account value growth and EGPs.

In addition to when a comprehensive assumption study is completed, comprehensive revisions to best estimate assumptions used to estimate future gross profits are necessary when the EGPs in the Company's models fall outside of a reasonable range of EGPs. The Company performs a quantitative process each quarter to determine the reasonable range of EGPs. This process involves the use of internally developed models, which run a large number of stochastically determined scenarios of separate account fund performance. Incorporated in each scenario are assumptions with respect to lapse rates, mortality, and expenses, based on the Company's most recent assumption study. These scenarios are run for individual variable annuity business and are used to calculate statistically significant ranges of reasonable EGPs. The statistical ranges produced from the stochastic scenarios are compared to the present value of EGPs used in the Company's models. If EGPs used in the Company's models fall outside of the statistical ranges of reasonable EGPs, an "unlock" would be necessary. A similar approach is used for variable universal life business.

Unlock Results

As described above, during the fourth quarter of 2006, the Company completed its latest study of assumptions underlying EGPs, resulting in an "unlock". The study covered all assumptions, including mortality, lapses, expenses and separate account returns, in substantially all product lines. The new best estimate assumptions were applied to the current in-force to project future gross profits. The impact on the Company's assets and liabilities as a result of the unlock during the fourth quarter was as follows:

SEGMENT
AFTER-TAX (CHARGE)                                        UNEARNED REVENUE          DEATH AND INCOME
BENEFIT                            DAC and PVFP               Reserves            Benefit Reserves (1)
---------------------------------------------------------------------------------------------------------
Retail Products Group                    $(70)                    $5                       $(10)
Retirement Plans                           20                     --                         --
Individual Life                           (46)                    30                         --
Life -- Other                             (46)                    --                         --
                                      -------                   ----                      -----
                        TOTAL           $(142)                   $35                       $(10)
                                      -------                   ----                      -----

SEGMENT                             SALES
AFTER-TAX (CHARGE)                INDUCEMENT
BENEFIT                             Assets        Total
-----------------------------  ------------------------------
Retail Products Group                  $3           $(72)
Retirement Plans                       --             20
Individual Life                        --            (16)
Life -- Other                          --            (46)
                                     ----        -------
                        TOTAL          $3          $(114)
                                     ----        -------

(1) As a result of the unlock, death benefit reserves, in the Retail Products Group, increased $294, offset by an increase of $279 in reinsurance recoverables.

An "unlock" only revises EGPs to reflect current best estimate assumptions. The Company must also test the aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced a significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market. As of December 31, 2006, the Company believed U.S. individual variable annuity separate account assets could fall, through a combination of negative market returns, lapses and mortality, by at least 53%, before portions of its DAC asset would be unrecoverable.

Reserve for Future Policy Benefits and Unpaid Claims and Claim Adjustment
Expenses

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid claims and future policy benefits. Liabilities for unpaid claims include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid claims and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as sex, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience.

Other Policyholder Funds and Benefits Payable

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Policyholder funds include funding agreements held by VIE issuing medium-term notes.

Revenue Recognition

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

Foreign Currency Translation

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are their functional currencies.

Dividends to Policyholders

Policyholder dividends paid to certain policyholders, referred to as participating policies, are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance inforce accounted for 3%, 3%, and 5% as of December 31, 2006, 2005 and 2004, respectively, of total life insurance in force. Dividends to policyholders were $22, $37 and $29 for the years ended December 31, 2006, 2005 and 2004, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholders' equity by a charge to operations and a credit to a liability.

Reinsurance

Through both facultative and treaty reinsurance agreements, the Company cedes a share of the risks it has underwritten to other insurance companies. Assumed reinsurance refers to the Company's acceptance of certain insurance risks that other insurance companies have underwritten.

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of SFAS 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a reinsurance contract must include insurance risk, consisting of both underwriting and timing risk, and a reasonable possibility of a significant loss to the reinsurer.

Income Taxes

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

NOTE 2. SEGMENT INFORMATION

The Company has four reportable operating segments: Retail Products Group ("Retail"), Retirement Plans ("Retirement"), Institutional Solutions Group ("Institutional") and Individual Life.

Retail offers individual variable and fixed market value adjusted ("MVA") annuities.

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b).

Institutional primarily offers institutional liability products, including stable value products, structured settlements and institutional annuities (primarily terminal funding cases), as well as variable Private Placement Life Insurance ("PPLI") owned by corporations and high net worth individuals. Within stable value, Institutional has an investor note program that offers both institutional and retail investor notes. Institutional and Retail notes are sold as funding agreement backed notes through trusts and ,may also be issued directly from the company to investors. Furthermore, Institutional offers additional individual products including structured settlements, single premium immediate annuities and longevity assurance.

Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life.

Life charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues primarily occur between Life's Other category and the operating segments. These amounts primarily include interest income on allocated surplus, interest charges on excess separate account surplus, the allocation of certain net realized capital gains and losses and the allocation of credit risk charges.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 1. Life evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business. Portfolio management is a corporate function and net realized capital gains and losses on invested assets are recognized in Life's Other category. Net realized capital gains and losses generated from credit related events, other than net periodic coupon settlements on credit derivatives, are retained by Corporate. However, in exchange for retaining credit related losses, the Other category charges each operating segment a "credit-risk" fee through realized capital gains and losses.

The "credit-risk" fee covers fixed income assets included in each operating segment's general account. The "credit-risk" fee is based upon historical default rates in the corporate bond market, the Company's actual default experience and estimates of future losses.

The positive (negative) impact on realized gains and losses of the segments for allocated interest rate related realized gains and losses and the credit-risk fees were as follows:

                                  2006              2005              2004
--------------------------------------------------------------------------------
Retail
 Realized gains (losses)           $32               $34               $25
 Credit risk fees                  (26)              (26)              (22)
Retirement Plans
 Realized gains (losses)            10                 6                 5
 Credit risk fees                   (9)               (8)               (8)
Institutional
 Realized gains (losses)            16                13                 8
 Credit risk fees                  (22)              (18)              (16)
Individual Life
 Realized gains (losses)             9                 8                12
 Credit risk fees                   (6)               (5)               (5)
Other
 Realized gains (losses)           (67)              (61)              (50)
 Credit risk fees                   63                57                51
                                ------            ------            ------
                     TOTAL        $ --              $ --              $ --
                                ------            ------            ------

The following tables represent summarized financial information concerning the Company's segments.

                                                   FOR THE YEARS ENDED
                                                       DECEMBER 31,
REVENUES BY PRODUCT LINE                    2006           2005           2004
--------------------------------------------------------------------------------
REVENUES
Life
 Earned premiums, fees, and other
  considerations
Retail
 Individual annuity                         $1,838         $1,627         $1,476
 Other                                          --             --             --
                                          --------       --------       --------
                            TOTAL RETAIL    $1,838         $1,627         $1,476
                                          --------       --------       --------
Retirement Plans
 401(k)                                        154            106             74
 Governmental                                   45             43             43
                                          --------       --------       --------
                  TOTAL RETIREMENT PLANS       199            149            117
                                          --------       --------       --------

                                   FOR THE YEARS ENDED DECEMBER 31,
REVENUES BY PRODUCT LINE       2006              2005              2004
--------------------------------------------------------------------------------
Institutional
 Institutional                     624               517               473
 PPLI                              102               104               149
                            ----------        ----------        ----------
       TOTAL INSTITUTIONAL         726               621               622
                            ----------        ----------        ----------
Individual Life
     TOTAL INDIVIDUAL LIFE         780               716               689
 Other                             116               147               172
                            ----------        ----------        ----------
 Total Life premiums,            3,660             3,260             3,076
  fees, and other
  considerations
 Net investment income           2,728             2,569             2,470
 Net realized capital             (299)               75               140
  gains (losses)
                            ----------        ----------        ----------
                TOTAL LIFE      $6,089            $5,904            $5,686
                            ----------        ----------        ----------
NET INCOME (LOSS)
 Retail                           $488              $520              $373
 Retirement Plans                  101                66                59
 Institutional                      91                82                55
 Individual Life                   158               149               143
 Other                            (107)               92               335
                            ----------        ----------        ----------
          TOTAL NET INCOME        $731              $909              $965
                            ----------        ----------        ----------
NET INVESTMENT INCOME
 Retail                           $835              $934            $1,013
 Retirement Plans                  326               311               307
 Institutional                     987               784               647
 Individual Life                   292               272               269
 Other                             288               268               234
                            ----------        ----------        ----------
      TOTAL NET INVESTMENT      $2,728            $2,569            $2,470
                    INCOME
                            ----------        ----------        ----------
AMORTIZATION OF DEFERRED
 POLICY ACQUISITION AND
 PRESENT VALUE OF FUTURE
 PROFITS
 Retail                           $867              $689              $596
 Retirement Plans                    1                26                28
 Institutional                      32                32                26
 Individual Life                   228               196               175
 Other                              47                 2                --
                            ----------        ----------        ----------
 TOTAL AMORTIZATION OF DAC      $1,175              $945              $825
                            ----------        ----------        ----------
INCOME TAX EXPENSE
 (BENEFIT)
 Retail                             $9               $33               $35
 Retirement Plans                   40                19                17
 Institutional                      38                34                24
 Individual Life                    72                69                70
 Other(1)                          (56)               52              (117)
                            ----------        ----------        ----------
  TOTAL INCOME TAX EXPENSE        $103              $207               $29
                            ----------        ----------        ----------

(1) For the year ended December 31, 2004 the Company includes a $191 tax benefit recorded in its Other category, which relates to an agreement with the IRS on the resolution of matters pertaining to tax years prior to 2004. For further discussion of this tax benefit see Note 12.

                                                           DECEMBER 31,
                                                      2006              2005
--------------------------------------------------------------------------------
ASSETS
 Retail                                               $128,550          $119,185
 Retirement Plans                                       24,390            20,058
 Institutional                                          66,135            48,561
 Individual Life                                        13,603            12,314
 Other                                                   8,472             7,506
                                                   -----------       -----------
                                     TOTAL ASSETS     $241,150          $207,624
                                                   -----------       -----------
DAC
 Retail                                                 $4,587            $4,617
 Retirement Plans                                          538               406
 Institutional                                             111                81
 Individual Life                                         2,124             1,976
 Other                                                     (26)               21
                                                   -----------       -----------
                                        TOTAL DAC       $7,334            $7,101
                                                   -----------       -----------
RESERVE FOR FUTURE POLICY BENEFITS
 Retail                                                   $845              $732
 Retirement Plans                                          357               366
 Institutional                                           5,711             4,962
 Individual Life                                           575               536
 Other                                                     721               810
                                                   -----------       -----------
         TOTAL RESERVE FOR FUTURE POLICY BENEFITS       $8,209            $7,406
                                                   -----------       -----------
OTHER POLICYHOLDER FUNDS
 Retail                                                $15,008           $16,299
 Retirement Plans                                        5,544             5,194
 Institutional                                          11,401             9,228
 Individual Life                                         4,845             4,482
 Other                                                   3,393             3,196
                                                   -----------       -----------
                   TOTAL OTHER POLICYHOLDER FUNDS      $40,191           $38,399
                                                   -----------       -----------

NOTE 3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2006           2005           2004
--------------------------------------------------------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities                       $2,459         $2,275         $2,122
Policy loans                              140            142            183
Mortgage loans on real estate             126             64             37
Other investments                          53            125            158
Gross investment income                 2,778          2,606          2,500
Less: Investment expenses                  50             37             30
                                     --------       --------       --------
              NET INVESTMENT INCOME    $2,728         $2,569         $2,470
                                     --------       --------       --------
COMPONENTS OF NET REALIZED CAPITAL
 GAINS (LOSSES)
Fixed maturities                        $(105)           $57           $168
Equity securities                          (3)             8              7
Foreign currency transaction
 remeasurements                            18            157             (6)
Derivatives and other (1)                (209)          (147)           (29)
                                     --------       --------       --------
NET REALIZED CAPITAL GAINS (LOSSES)     $(299)           $75           $140
                                     --------       --------       --------

(1) Primarily consists of changes in fair value on non-qualifying derivatives, changes in fair value of certain derivatives in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments.

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2006           2005           2004
--------------------------------------------------------------------------------
COMPONENTS OF NET UNREALIZED GAINS
 (LOSSES) ON AVAILABLE-FOR-SALE
 SECURITIES
Fixed maturities                         $800           $986         $2,212
Equity securities                           8              7              8
Net unrealized gains credited to
 policyholders                             (4)            (9)           (20)
                                     --------       --------       --------
Net unrealized gains                      804            984          2,200
Deferred income taxes and other
 items                                    304            407          1,076
                                     --------       --------       --------
Net unrealized gains, net of tax --
 end of year                              500            577          1,124
Net unrealized gains, net of tax --
 beginning of year                        577          1,124            728
                                     --------       --------       --------
CHANGE IN UNREALIZED GAINS (LOSSES)
   ON AVAILABLE-FOR-SALE SECURITIES      $(77)         $(547)          $396
                                     --------       --------       --------

COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                     AS OF DECEMBER 31, 2006
                                              AMORTIZED          GROSS UNREALIZED       GROSS UNREALIZED         FAIR
                                                COST                  GAINS                  LOSSES              VALUE
------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES
ABS                                              $6,373                   $38                  $(44)              $6,367
Collateralized mortgage obligations
 ("CMOs")
 Agency backed                                      778                     8                    (5)                 781
 Non-agency backed                                   76                    --                    --                   76
CMBS
 Agency backed                                      405                     7                    (1)                 411
 Non-agency backed                               10,198                   139                   (67)              10,270
Corporate                                        21,982                   911                  (206)              22,687
Government/Government agencies
 Foreign                                            568                    44                    (4)                 608
 United States                                      542                     2                    (5)                 539
 Mortgage-backed securities ("MBS") --
  U.S.
  Government/Government agencies                  1,808                     6                   (31)               1,783
 States, municipalities and political
  subdivisions                                    1,114                    23                   (15)               1,122
 Redeemable preferred stock                           2                    --                    --                    2
Short-term investments                              694                    --                    --                  694
                                              ---------              --------               -------            ---------
                  TOTAL FIXED MATURITIES        $44,540                $1,178                 $(378)             $45,340
                                              ---------              --------               -------            ---------

                                                                              AS OF DECEMBER 31, 2005
                                                       AMORTIZED          GROSS UNREALIZED       GROSS UNREALIZED         FAIR
                                                         COST                  GAINS                  LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES
ABS                                                       $6,383                   $44                  $(73)              $6,354
Collateralized mortgage obligations ("CMOs")
 Agency backed                                               657                     3                    (4)                 656
 Non-agency backed                                           107                    --                    --                  107
CMBS
 Agency backed                                                53                     1                    --                   54
 Non-agency backed                                         8,258                   158                   (85)               8,331
Corporate                                                 21,179                 1,098                  (226)              22,051
Government/Government agencies
 Foreign                                                     646                    43                    (4)                 685
 United States                                               435                    23                    (2)                 456
 Mortgage-backed securities ("MBS") -- U.S.
  Government/Government agencies                           2,559                     6                   (39)               2,526
 States, municipalities and political
  subdivisions                                               926                    47                    (4)                 969
 Redeemable preferred stock                                    6                    --                    --                    6
Short-term investments                                     1,047                    --                    --                1,047
                                                       ---------              --------               -------            ---------
                           TOTAL FIXED MATURITIES        $42,256                $1,423                 $(437)             $43,242
                                                       ---------              --------               -------            ---------

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2006 by contractual maturity year are shown below.

                                         AMORTIZED COST          FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                               $1,505                $1,543
Over one year through five years                7,198                 7,466
Over five years through ten years               6,467                 6,541
Over ten years                                 20,335                20,783
 Subtotal                                      35,505                36,333
Mortgage- and asset-backed
 securities                                     9,035                 9,007
                                            ---------             ---------
                               TOTAL          $44,540               $45,340
                                            ---------             ---------

Estimated maturities may differ from contractual maturities due to call or prepayment provisions because of the potential for prepayment on mortgage- and asset-backed securities; they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

SALES OF FIXED MATURITY AND AVAILABLE-FOR-SALE EQUITY SECURITY INVESTMENTS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2006            2005            2004
--------------------------------------------------------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                       $17,009         $15,882         $13,022
Gross gains                             210             302             311
Gross losses                           (230)           (218)           (125)
SALE OF AVAILABLE-FOR-SALE
 EQUITY SECURITIES
Sale proceeds                          $249             $38             $75
Gross gains                               5               8              12
Gross losses                             (5)             --              (5)
                                  ---------       ---------       ---------

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and U.S. government agencies, the Company's largest three exposures by issuer as of December 31, 2006 were General Electric Company, Citigroup, Inc. and AT&T Inc. and as of December 31, 2005 were Royal Bank of Scotland Group PLC, AT&T Inc. and JPMorgan Chase & Co., which each comprise 0.5% or less of total invested assets, respectively.

The Company's largest three exposures by industry sector as of December 31, 2006 were financial services, utilities, and technology and communications, which comprised approximately 13%, 5% and 5%, respectively, of total invested assets. The Company's largest three exposures by industry sector as of December 31, 2005 were financial services, technology and communications, and utilities which comprised approximately 13%, 6% and 5%, respectively, of total invested assets.

The Company's investments in states, municipalities and political subdivisions are geographically dispersed throughout the United States. As of December 31, 2006 and 2005, the largest concentrations were in California, Oregon and Illinois which each comprised less than 1% of total invested assets, respectively.

SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see the Investments section of Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2006 and 2005.

The following tables present amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006.

                                                                   2006
                                                           LESS THAN 12 MONTHS
                                             AMORTIZED              FAIR            UNREALIZED
                                               COST                VALUE              LOSSES
--------------------------------------------------------------------------------------------------
ABS                                               $846                $841                $(5)
CMOs
 Agency backed                                      72                  71                 (1)
 Non-agency backed                                  37                  37                 --
CMBS
 Agency backed                                      74                  73                 (1)
 Non-agency backed                               2,398               2,381                (17)
Corporate                                        5,119               5,052                (67)
Government/Government agencies
 Foreign                                           116                 114                 (2)
 United States                                     348                 345                 (3)
MBS -- U.S. Government/ Government
 agencies                                          191                 189                 (2)
States, municipalities and political
 subdivisions                                      402                 396                 (6)
Short-term investments                             356                 356                 --
                                             ---------            --------            -------
                TOTAL FIXED MATURITIES           9,959               9,855               (104)
Common stock                                        21                  20                 (1)
Non-redeemable preferred stock                      51                  49                 (2)
                                             ---------            --------            -------
                          TOTAL EQUITY              72                  69                 (3)
                                             ---------            --------            -------
 TOTAL TEMPORARILY IMPAIRED SECURITIES         $10,031              $9,924              $(107)
                                             ---------            --------            -------

                                                                     2006
                                                                 12 MONTHS OR MORE
                                                 AMORTIZED              FAIR            UNREALIZED
                                                    COST               VALUE              LOSSES
--------------------------------------  --------------------------------------------------------------
ABS                                                   $698                $659               $(39)
CMOs
 Agency backed                                         260                 256                 (4)
 Non-agency backed                                      10                  10                 --
CMBS
 Agency backed                                           2                   2                 --
 Non-agency backed                                   2,046               1,996                (50)
Corporate                                            4,051               3,912               (139)
Government/Government agencies
 Foreign                                                50                  48                 (2)
 United States                                          61                  59                 (2)
MBS -- U.S. Government/ Government
 agencies                                            1,131               1,102                (29)
States, municipalities and political
 subdivisions                                          189                 180                 (9)
Short-term investments                                  --                  --                 --
                                                  --------            --------            -------
                TOTAL FIXED MATURITIES               8,498               8,224               (274)
Common stock                                            --                  --                 --
Non-redeemable preferred stock                          39                  36                 (3)
                                                  --------            --------            -------
                          TOTAL EQUITY                  39                  36                 (3)
                                                  --------            --------            -------
 TOTAL TEMPORARILY IMPAIRED SECURITIES              $8,537              $8,260              $(277)
                                                  --------            --------            -------

                                                                                                 TOTAL
                                                                           AMORTIZED              FAIR             UNREALIZED
                                                                             COST                 VALUE              LOSSES
---------------------------------------------------------------------------------------------------------------------------------
ABS                                                                           $1,544               $1,500               $(44)
CMOs
 Agency backed                                                                   332                  327                 (5)
 Non-agency backed                                                                47                   47                 --
CMBS
 Agency backed                                                                    76                   75                 (1)
 Non-agency backed                                                             4,444                4,377                (67)
Corporate                                                                      9,170                8,964               (206)
Government/Government agencies
 Foreign                                                                         166                  162                 (4)
 United States                                                                   409                  404                 (5)
MBS -- U.S. Government/ Government agencies                                    1,322                1,291                (31)
States, municipalities and political subdivisions                                591                  576                (15)
Short-term investments                                                           356                  356                 --
                                                                           ---------            ---------            -------
                                              TOTAL FIXED MATURITIES          18,457               18,079               (378)
Common stock                                                                      21                   20                 (1)
Non-redeemable preferred stock                                                    90                   85                 (5)
                                                                           ---------            ---------            -------
                                                        TOTAL EQUITY             111                  105                 (6)
                                                                           ---------            ---------            -------
                               TOTAL TEMPORARILY IMPAIRED SECURITIES         $18,568              $18,184              $(384)
                                                                           ---------            ---------            -------

As of December 31, 2006, fixed maturities accounted for approximately 98% of the Company's total unrealized loss amount, which was comprised of approximately 3,140 different securities. The Company held no securities as of December 31, 2006, that were in an unrealized loss position in excess of $12. Other-than-temporary impairments for certain ABS and CMBS are recognized if the fair value of the security, as determined by external pricing sources, is less than its cost or amortized cost and there has been a decrease in the present value of the expected cash flows since the last reporting period. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2006 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 1,840 securities of which 93% of the unrealized loss were securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2006 were comprised of approximately 1,410 securities, with the majority of the unrealized loss amount relating to CMBS, ABS, corporate fixed maturities within the financial services sector and MBS. A description of the events contributing to the security types' unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

CMBS -- The CMBS in an unrealized loss position for twelve months or more as of December 31, 2006, were primarily the result of an increase in interest rates from the security's purchase date. Substantially all of these securities are investment grade securities priced at or greater than 90% of amortized cost as of December 31, 2006. Additional changes in fair value of these securities are primarily dependent on future changes in interest rates.

FINANCIAL SERVICES -- Securities in financial services account for approximately $30 of the corporate securities in an unrealized loss position for twelve months or more as of December 31, 2006. Substantially all of these securities are investment grade securities with fair values at or greater than 90% of amortized cost. These positions are a mixture of fixed and variable rate securities with extended maturity dates, which have been adversely impacted by changes in interest rates after the purchase date. Additional changes in fair value of these securities are primarily dependent on future changes in general market conditions, including interest rates and credit spread movements.

ABS -- As of December 31, 2006, approximately $26 of the Company's total unrealized losses in asset-backed securities is secured by leases to airlines primarily outside of the United States. Based on the current and expected future collateral values of the underlying aircraft, recent improvement in lease rates and an overall increase in worldwide travel, the Company expects to recover the full amortized cost of these investments. However, future price recovery will depend on continued improvement in economic fundamentals, political stability, airline operating performance and collateral value.

MBS -- As of December 31 2006, the Company held approximately 410 different securities that had been in an unrealized loss position for greater than twelve months. All of these securities are investment grade securities and most are priced at, or greater than, 90% of amortized cost as of December 31, 2006. These positions are primarily fixed rate securities with extended maturity dates, which have been adversely impacted by changes in interest rates after the purchase date. Additional changes in fair value of these securities are primarily dependent on future changes in interest rates.

The remaining balance of $128 in the twelve months or more unrealized loss category is comprised of 410 securities, substantially all of which were depressed only to a minor extent with fair value to amortized cost ratios at or greater than 90% as of December 31, 2006. The decline in market value for these securities is primarily attributable to changes in general market conditions, including interest rates and credit spread movements.

MORTGAGE LOANS

The carrying value of mortgage loans was $2.6 billion and $1.4 billion as of December 31, 2006 and 2005, respectively. The Company's mortgage loans are collateralized by a variety of commercial and agricultural properties. The largest concentrations by property type at December 31, 2006 and 2005, were office buildings (approximately 43% and 35%, respectively), hotels (approximately 16% and 15%, respectively) and retail stores (approximately 13% and 26%, respectively). The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration in California (approximately 17% and 20% at December 31, 2006 and 2005, respectively). At December 31, 2006 and 2005, the Company held no impaired, restructured, delinquent or in-process-of-foreclosure mortgage loans. The Company had no valuation allowance for mortgage loans at December 31, 2006 and 2005.

VARIABLE INTEREST ENTITIES ("VIE")

In the normal course of business, the Company becomes involved with variable interest entities primarily as a collateral manager and through normal investment activities. The Company's involvement includes providing investment management and administrative services, and holding ownership or other investment interests in the entities.

The following table summarizes the total assets, liabilities and maximum exposure to loss relating to VIEs for which the Company has concluded it is the primary beneficiary. Accordingly, the results of operations and financial position of these VIEs are included along with the corresponding minority interest liabilities in the consolidated financial statements.

                                                        DECEMBER 31,
                                                            2006
                                                                                 MAXIMUM
                                    TOTAL                                      EXPOSURE TO
                                    ASSETS             LIABILITY (4)           LOSS (2),(3)
---------------------------------------------------------------------------------------------
Collaterized debt obligations
 ("CDOs") and other funds
 (1),(2)                              $296                   $167                   $129
Limited partnerships (3)               103                     15                     88
                                    ------                 ------                 ------
                    TOTAL (5)         $399                   $182                   $217
                                    ------                 ------                 ------

                                                       DECEMBER 31,
                                                           2005
                                                                               MAXIMUM
                                   TOTAL                                     EXPOSURE TO
                                   ASSETS            LIABILITY (4)           LOSS (2),(3)
-----------------------------  ------------------------------------------------------------
Collaterized debt obligations
 ("CDOs") and other funds
 (1),(2)                             $77                   $42                    $35
Limited partnerships (3)              --                    --                     --
                                    ----                  ----                   ----
                    TOTAL (5)        $77                   $42                    $35
                                    ----                  ----                   ----

(1) The Company provides collateral management services and earns a fee associated with these structures.

(2) The maximum exposure to loss is the Company's co-investment in these structures.

(3) The maximum exposure to loss is equal to the carrying value of the investment plus any unfunded commitments.

(4) Creditors have no recourse against the Company in the event of default by the VIE.

(5) As of December 31, 2006 and 2005, the Company had relationships with four and two VIEs, respectively, where the Company was the primary beneficiary.

In addition to the VIEs described above, as of December 31, 2005, the Company held a variable interest in one CDO that was managed by HIMCO where the Company was not the primary beneficiary. As a result, this was not consolidated by the Company. This investment has been held by the Company for a period of two years. The Company's maximum exposure to loss from the non-consolidated CDOs (consisting of the Company's investments) was approximately $4 as of December 31, 2005.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

On the date the derivative contract is entered into, the Company designates the derivative as a fair-value hedge, cash-flow hedge, foreign-currency hedge, net investment hedge, or held for other investment and risk management purposes.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Derivative instruments are recorded in the consolidated balance sheets at fair value. Asset and liability values are determined by calculating the net position for each derivative counterparty by legal entity and are presented as of December 31, as follows:

                                           ASSET VALUES       LIABILITY VALUES
                                         2006         2005    2006         2005
--------------------------------------------------------------------------------
Other investments                         $272         $159    $ --         $ --
Reinsurance recoverables                    --           --      22           17
Other policyholder funds and benefits
 payable                                   172           80       1           --
Other liabilities                           --           --     590          390
                                        ------       ------  ------       ------
                                 TOTAL    $444         $239    $613         $407
                                        ------       ------  ------       ------

The following table summarizes the derivative instruments used by the Company and the primary hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional value of derivative contracts represents the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 31, 2006 and 2005. The total ineffectiveness of all cash-flow, fair-value and net investment hedges and total change in value of other derivative-based strategies which do not qualify for hedge accounting treatment, including periodic derivative net coupon settlements, are presented below on an after-tax basis for the years ended December 31, 2006 and 2005.


                                           NOTIONAL AMOUNT           FAIR VALUE
HEDGING STRATEGY                         2006           2005    2006           2005
------------------------------------------------------------------------------------------
CASH-FLOW HEDGES
Interest rate swaps
 Interest rate swaps are primarily
 used to convert interest receipts on
 floating-rate fixed maturity
 securities to fixed rates. These
 derivatives are predominantly used
 to better match cash receipts from
 assets with cash disbursements
 required to fund liabilities.
 The Company also enters into forward
 starting swap agreements to hedge
 the interest rate exposure of
 anticipated future cash flows on
 floating-rate fixed maturity
 securities due to changes in the
 benchmark interest rate, London-
 Interbank Offered Rate ("LIBOR").
 These derivatives were structured to
 hedge interest rate exposure
 inherent in the assumptions used to
 price primarily certain long-term
 disability products.
 Interest rate swaps are also used to    $4,560         $4,860     $(19  )       $(26  )
 hedge a portion of the Company's
 floating rate guaranteed investment
 contracts. These derivatives convert
 the floating rate guaranteed
 investment contract payments to a
 fixed rate to better match the cash
 receipts earned from the supporting
 investment portfolio.
Foreign currency swaps
 Foreign currency swaps are used to       1,420          1,361     (318  )       (222  )
 convert foreign denominated cash
 flows associated with certain
 foreign denominated fixed maturity
 investments to U.S. dollars. The
 foreign fixed maturities are
 primarily denominated in euros and
 are swapped to minimize cash flow
 fluctuations due to changes in
 currency rates. In addition, foreign
 currency swaps are also used to
 convert foreign denominated cash
 flows associated with certain
 liability payments in order to
 minimize cash flow fluctuations due
 to changes in currency rates.
FAIR-VALUE HEDGES
Interest rate swaps
 Interest rate swaps are used to          3,303          1,707        7            (1  )
 hedge the changes in fair value of
 certain fixed rate liabilities and
 fixed maturity securities due to
 changes in the benchmark interest
 rate, LIBOR.
Foreign currency swaps
 Foreign currency swaps are used to         492             --       (9  )         --
 hedge the changes in fair value of
 certain foreign denominated fixed
 rate liabilities due to changes in
 foreign currency rates.
                                       --------       --------  -------  ---  -------
TOTAL CASH-FLOW AND FAIR-VALUE HEDGES    $9,775         $7,928    $(339  )      $(249  )
                                       --------       --------  -------  ---  -------  ---

                                                       HEDGE
                                                 INEFFECTIVENESS,
                                                     AFTER-TAX
HEDGING STRATEGY                       2006                       2005
-------------------------------------  -------------------------------------
CASH-FLOW HEDGES
Interest rate swaps
 Interest rate swaps are primarily
 used to convert interest receipts on
 floating-rate fixed maturity
 securities to fixed rates. These
 derivatives are predominantly used
 to better match cash receipts from
 assets with cash disbursements
 required to fund liabilities.
 The Company also enters into forward
 starting swap agreements to hedge
 the interest rate exposure of
 anticipated future cash flows on
 floating-rate fixed maturity
 securities due to changes in the
 benchmark interest rate, London-
 Interbank Offered Rate ("LIBOR").
 These derivatives were structured to
 hedge interest rate exposure
 inherent in the assumptions used to
 price primarily certain long-term
 disability products.
 Interest rate swaps are also used to         $(8  )               $(10  )
 hedge a portion of the Company's
 floating rate guaranteed investment
 contracts. These derivatives convert
 the floating rate guaranteed
 investment contract payments to a
 fixed rate to better match the cash
 receipts earned from the supporting
 investment portfolio.
Foreign currency swaps
 Foreign currency swaps are used to            (4  )                  4
 convert foreign denominated cash
 flows associated with certain
 foreign denominated fixed maturity
 investments to U.S. dollars. The
 foreign fixed maturities are
 primarily denominated in euros and
 are swapped to minimize cash flow
 fluctuations due to changes in
 currency rates. In addition, foreign
 currency swaps are also used to
 convert foreign denominated cash
 flows associated with certain
 liability payments in order to
 minimize cash flow fluctuations due
 to changes in currency rates.
FAIR-VALUE HEDGES
Interest rate swaps
 Interest rate swaps are used to               --                     2
 hedge the changes in fair value of
 certain fixed rate liabilities and
 fixed maturity securities due to
 changes in the benchmark interest
 rate, LIBOR.
Foreign currency swaps
 Foreign currency swaps are used to            --                    --
 hedge the changes in fair value of
 certain foreign denominated fixed
 rate liabilities due to changes in
 foreign currency rates.
                                            -----                 -----
TOTAL CASH-FLOW AND FAIR-VALUE HEDGES        $(12  )                $(4  )
                                            -----  ---            -----  ---


                                   NOTIONAL AMOUNT                  FAIR VALUE
HEDGING STRATEGY                 2006          2005    2006                       2005
-------------------------------------------------------------------------------------------
OTHER INVESTMENT AND RISK
 MANAGEMENT ACTIVITIES
Interest rate caps and
 swaption contracts
 The Company is exposed to
 policyholder surrenders
 during a rising interest rate
 environment. Interest rate
 cap and swaption contracts
 are used to mitigate the
 Company's loss in a rising
 interest rate environment.
 The increase in yield from
 the cap and swaption
 contracts in a rising
 interest rate environment may
 be used to raise credited
 rates, thereby increasing the
 Company's competitiveness and
 reducing the policyholder's
 incentive to surrender.         $1,100        $1,116        $ --                   $1
Interest rate swaps, caps and
 floors
 The Company uses interest
 rate swaps and floors to
 manage duration risk between
 assets and liabilities in
 certain portfolios. In
 addition, the Company enters
 into interest rate swaps to
 terminate existing swaps in
 hedging relationships,
 thereby offsetting the
 changes in value of the
 original swap. The Company
 also enters into interest
 rate caps to manage the
 duration risk in certain
 investment portfolios.           3,811         1,371         (15)                  12
Interest rate forwards
 The Company uses interest
 rate forwards to replicate
 the purchase of
 mortgage-backed securities to
 manage duration risk and
 liquidity.                         644            --          (4)                  --
Foreign currency swaps and
 forwards
 The Company enters into
 foreign currency swaps and
 forwards to hedge the foreign
 currency exposures in certain
 of its foreign fixed maturity
 investments.                       162           490         (11)                  (8)
Credit default and total
 return swaps
 The Company enters into swap
 agreements in which the
 Company assumes credit
 exposure of an individual
 entity, referenced index or
 asset pool. These contracts
 entitle the company to
 receive a periodic fee in
 exchange for an obligation to
 compensate the derivative
 counterparty should a credit
 event occur on the part of
 the referenced security
 issuers. The maximum
 potential future exposure to
 the Company is the notional
 value of the swap contracts,
 which is $786 and $324,
 after-tax, as of December 31,
 2006 and 2005, respectively.

                                             DERIVATIVE
                                          CHANGE IN VALUE,
                                             AFTER-TAX
HEDGING STRATEGY                2006                       2005
------------------------------  ------------------------------------
OTHER INVESTMENT AND RISK
 MANAGEMENT ACTIVITIES
Interest rate caps and
 swaption contracts
 The Company is exposed to
 policyholder surrenders
 during a rising interest rate
 environment. Interest rate
 cap and swaption contracts
 are used to mitigate the
 Company's loss in a rising
 interest rate environment.
 The increase in yield from
 the cap and swaption
 contracts in a rising
 interest rate environment may
 be used to raise credited
 rates, thereby increasing the
 Company's competitiveness and
 reducing the policyholder's
 incentive to surrender.               $(1)                $ --
Interest rate swaps, caps and
 floors
 The Company uses interest
 rate swaps and floors to
 manage duration risk between
 assets and liabilities in
 certain portfolios. In
 addition, the Company enters
 into interest rate swaps to
 terminate existing swaps in
 hedging relationships,
 thereby offsetting the
 changes in value of the
 original swap. The Company
 also enters into interest
 rate caps to manage the
 duration risk in certain
 investment portfolios.                (26)                   2
Interest rate forwards
 The Company uses interest
 rate forwards to replicate
 the purchase of
 mortgage-backed securities to
 manage duration risk and
 liquidity.                              5                   --
Foreign currency swaps and
 forwards
 The Company enters into
 foreign currency swaps and
 forwards to hedge the foreign
 currency exposures in certain
 of its foreign fixed maturity
 investments.                           (7)                  20
Credit default and total
 return swaps
 The Company enters into swap
 agreements in which the
 Company assumes credit
 exposure of an individual
 entity, referenced index or
 asset pool. These contracts
 entitle the company to
 receive a periodic fee in
 exchange for an obligation to
 compensate the derivative
 counterparty should a credit
 event occur on the part of
 the referenced security
 issuers. The maximum
 potential future exposure to
 the Company is the notional
 value of the swap contracts,
 which is $786 and $324,
 after-tax, as of December 31,
 2006 and 2005, respectively.


                                 NOTIONAL AMOUNT        FAIR VALUE
HEDGING STRATEGY               2006          2005    2006         2005
---------------------------------------------------------------------------
The Company also assumes
 exposure to the change in
 value of indices or asset
 pools through total return
 swaps and credit
 spreadlocks. As of December
 31, 2006 and 2005, the
 maximum potential future
 exposure to the Company
 from such contracts is $707
 and $542, after-tax,
 respectively.
The Company enters into        $4,720        $2,013  $(99  )       $3
 credit default swap
 agreements, in which the
 Company pays a derivative
 counterparty a periodic fee
 in exchange for
 compensation from the
 counterparty should a
 credit event occur on the
 part of the referenced
 security issuer. The
 Company entered into these
 agreements as an efficient
 means to reduce credit
 exposure to specified
 issuers or sectors. In
 addition, the Company
 enters into option
 contracts to receive
 protection should a credit
 event occur on the part of
 the referenced security
 issuer.
Yen fixed annuity hedging
 instruments
The Company enters into        $1,869        $1,675  $(225 )      $(179 )
 currency rate swaps and
 forwards to mitigate the
 foreign currency exchange
 rate and yen interest rate
 exposures associated with
 the yen denominated
 individual fixed annuity
 product. The associated
 liability is adjusted for
 changes in spot rates which
 was $12 and $102,
 after-tax, as of December
 31, 2006 and 2005,
 respectively, and partially
 offset the derivative
 change in value.
GMWB product derivatives
 The Company offers certain    37,769        31,803   53            8
 variable annuity products
 with a GMWB rider. The GMWB
 is a bifurcated embedded
 derivative that provides
 the policyholder with a GRB
 if the account value is
 reduced to zero through a
 combination of market
 declines and withdrawals.
 The GRB is generally equal
 to premiums less
 withdrawals. The
 policyholder also has the
 option, after a specified
 time period, to reset the
 GRB to the then-current
 account value, if greater.
 For a further discussion,
 see the Derivative
 Instruments section of Note
 2. The notional value of
 the embedded derivative is
 the GRB balance.
GMWB reinsurance contracts
 Reinsurance arrangements       7,172         8,575  (22   )      (17   )
 are used to offset the
 Company's exposure to the
 GMWB embedded derivative
 for the lives of the host
 variable annuity contracts.
 The notional amount of the
 reinsurance contracts is
 the GRB amount.

                                           DERIVATIVE
                                        CHANGE IN VALUE,
                                           AFTER-TAX
HEDGING STRATEGY              2006                      2005
----------------------------  ------------------------------------
The Company also assumes
 exposure to the change in
 value of indices or asset
 pools through total return
 swaps and credit
 spreadlocks. As of December
 31, 2006 and 2005, the
 maximum potential future
 exposure to the Company
 from such contracts is $707
 and $542, after-tax,
 respectively.
The Company enters into             $15                   $10
 credit default swap
 agreements, in which the
 Company pays a derivative
 counterparty a periodic fee
 in exchange for
 compensation from the
 counterparty should a
 credit event occur on the
 part of the referenced
 security issuer. The
 Company entered into these
 agreements as an efficient
 means to reduce credit
 exposure to specified
 issuers or sectors. In
 addition, the Company
 enters into option
 contracts to receive
 protection should a credit
 event occur on the part of
 the referenced security
 issuer.
Yen fixed annuity hedging
 instruments
The Company enters into            $(64  )                $(143 )
 currency rate swaps and
 forwards to mitigate the
 foreign currency exchange
 rate and yen interest rate
 exposures associated with
 the yen denominated
 individual fixed annuity
 product. The associated
 liability is adjusted for
 changes in spot rates which
 was $12 and $102,
 after-tax, as of December
 31, 2006 and 2005,
 respectively, and partially
 offset the derivative
 change in value.
GMWB product derivatives
 The Company offers certain          79                   (42  )
 variable annuity products
 with a GMWB rider. The GMWB
 is a bifurcated embedded
 derivative that provides
 the policyholder with a GRB
 if the account value is
 reduced to zero through a
 combination of market
 declines and withdrawals.
 The GRB is generally equal
 to premiums less
 withdrawals. The
 policyholder also has the
 option, after a specified
 time period, to reset the
 GRB to the then-current
 account value, if greater.
 For a further discussion,
 see the Derivative
 Instruments section of Note
 2. The notional value of
 the embedded derivative is
 the GRB balance.
GMWB reinsurance contracts
 Reinsurance arrangements           (19  )                 19
 are used to offset the
 Company's exposure to the
 GMWB embedded derivative
 for the lives of the host
 variable annuity contracts.
 The notional amount of the
 reinsurance contracts is
 the GRB amount.


                                        NOTIONAL AMOUNT            FAIR VALUE
HEDGING STRATEGY                     2006            2005     2006           2005
----------------------------------------------------------------------------------------
GMWB hedging instruments
 The Company enters into interest
 rate futures, S&P 500 and NASDAQ
 index futures contracts and put
 and call options, as well as
 interest rate, EAFE index and
 equity volatility swap contracts
 to economically hedge exposure
 to the volatility associated
 with the portion of the GMWB
 liabilities which are not
 reinsured.
 In addition, the Company             $8,379          $5,086     $346          $175
 periodically enters into forward
 starting S&P 500 put options as
 well as S&P index futures and
 interest rate swap contracts to
 economically hedge the equity
 volatility risk exposure
 associated with anticipated
 future sales of the GMWB rider.
GMIB reinsurance contracts
 Reinsurance arrangements are         12,297          16,782      119            72
 used to offset the Company's
 exposure to the GMIB embedded
 derivative for the lives of the
 host variable annuity contracts.
 The notional amount of the
 reinsurance contracts is the yen
 denominated policyholder account
 value remeasured at the year-end
 yen to U.S. dollar spot rate.
Equity index swaps and options
 The Company offers certain               25              12       (1  )         --
 equity indexed products, which
 may contain an embedded
 derivative that requires
 bifurcation. The Company enters
 into S&P index swaps and options
 to economically hedge the equity
 volatility risk associated with
 these embedded derivatives. In
 addition, the Company is exposed
 to bifurcated options embedded
 in certain fixed maturity
 investments.
Statutory reserve hedging
 instruments
 The Company purchases one and         2,220           1,142       29            14
 two year S&P 500 put option
 contracts to economically hedge
 the statutory reserve impact of
 equity exposure arising
 primarily from GMDB and GMWB
 obligations against a decline in
 the equity markets.
                                   ---------       ---------  -------       -------
 TOTAL OTHER INVESTMENT AND RISK     $80,168         $70,065     $170           $81
  MANAGEMENT ACTIVITIES
                                   ---------       ---------  -------       -------
            TOTAL DERIVATIVES (1)    $89,943         $77,993    $(169  )      $(168  )
                                   ---------       ---------  -------  ---  -------  ---

                                                 DERIVATIVE
                                              CHANGE IN VALUE,
                                                  AFTER-TAX
HEDGING STRATEGY                   2006                         2005
---------------------------------  ---------------------------------------
GMWB hedging instruments
 The Company enters into interest
 rate futures, S&P 500 and NASDAQ
 index futures contracts and put
 and call options, as well as
 interest rate, EAFE index and
 equity volatility swap contracts
 to economically hedge exposure
 to the volatility associated
 with the portion of the GMWB
 liabilities which are not
 reinsured.
 In addition, the Company                  $(77  )               $(13  )
 periodically enters into forward
 starting S&P 500 put options as
 well as S&P index futures and
 interest rate swap contracts to
 economically hedge the equity
 volatility risk exposure
 associated with anticipated
 future sales of the GMWB rider.
GMIB reinsurance contracts
 Reinsurance arrangements are               (35  )                 73
 used to offset the Company's
 exposure to the GMIB embedded
 derivative for the lives of the
 host variable annuity contracts.
 The notional amount of the
 reinsurance contracts is the yen
 denominated policyholder account
 value remeasured at the year-end
 yen to U.S. dollar spot rate.
Equity index swaps and options
 The Company offers certain                  --                    (1  )
 equity indexed products, which
 may contain an embedded
 derivative that requires
 bifurcation. The Company enters
 into S&P index swaps and options
 to economically hedge the equity
 volatility risk associated with
 these embedded derivatives. In
 addition, the Company is exposed
 to bifurcated options embedded
 in certain fixed maturity
 investments.
Statutory reserve hedging
 instruments
 The Company purchases one and               (9  )                (20  )
 two year S&P 500 put option
 contracts to economically hedge
 the statutory reserve impact of
 equity exposure arising
 primarily from GMDB and GMWB
 obligations against a decline in
 the equity markets.
                                        -------  ---            -----
 TOTAL OTHER INVESTMENT AND RISK          $(139  )               $(95  )
  MANAGEMENT ACTIVITIES
                                        -------  ---            -----
            TOTAL DERIVATIVES (1)         $(151  )               $(99  )
                                        -------  ---            -----

(1) Derivative change in value includes hedge ineffectiveness for cash-flow hedges, fair-value hedges and total change in value, including periodic derivative net coupon settlements, of other investment and risk management activities.

The increase in notional amount since December 31, 2005, is primarily due to an increase in the embedded derivative associated with GMWB product sales, additional options purchased to hedge the GMWB, credit derivatives and derivatives hedging interest rate duration risk, partially offset by a decrease in the GMIB reinsured from a related party, which is accounted for as a free-standing derivative, primarily due to the reinsurance recapture as discussed below. The Company increased its use of credit derivatives primarily to reduce credit exposure as well as to enter into replication transactions. During 2006, the Company began using credit default swaps to replicate residual CDO interests. These transactions involve the receipt of cash upon entering into the transaction as well as coupon payments throughout the life of the contract. The upfront cash receipts for positions at December 31, 2006, totaled $100, which represents the original liability value of the credit default swaps. As of December 31, 2006, the notional and fair value of credit default swaps used in this replication strategy is $200 and $(95), respectively.

The decrease in net fair value of derivative instruments since December 31, 2005, was primarily related to the initial cash received on credit default swaps replicating residual CDO interests as well as declines in fair value of derivatives hedging foreign bonds, the Japanese fixed annuity, and interest rate duration risk between assets and liabilities. These decreases in fair value were partially offset by additional options purchased to hedge GMWB and an increase in the fair value of the reinsurance contract associated with GMIB. The GMIB reinsurance contracts increased in value primarily due to modifications of the reinsurance agreement as well as model refinements and assumption updates reflecting in-force demographics, actual experience and revised future expectations. Derivatives hedging foreign bonds declined in value primarily as a result of the weakening of the U.S. dollar in comparison to certain foreign currencies. The Japanese fixed annuity hedging instruments declined in value primarily due to a rise in Japanese interest rates and the depreciation of the yen in comparison to the U.S. dollar. Derivatives hedging interest rate duration risk declined in value primarily due to rising interest rates. For further discussion on the GMWB product, which is accounted for as an embedded derivative, and the internal reinsurance of the GMIB product, which is accounted for as a free standing derivatives, refer to Notes 8 and 17.

Effective August 31, 2005, Hartford Life and Annuity Insurance Company ("HLAI"), a subsidiary of the Company, entered into a reinsurance agreement with Hartford Life Insurance, K.K. ("HLIKK"), a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. The GMIB reinsurance agreement is accounted for as a derivative in accordance with SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". Accordingly, the GMIB reinsurance agreement is recorded on the balance sheet at fair value with changes in value reported in net realized capital gains and losses. Effective July 31, 2006, the reinsurance agreement between HLAI and HLIKK was modified such that the reinsurance of the GMIB riders issued by HLIKK prior to April 1, 2005, was recaptured by HLIKK. GMIB riders issued by HLIKK subsequent to April 1, 2005, continue to be reinsured by HLAI. As of December 31, 2006 and 2005, the notional value of the GMIB reinsurance agreement was $12.3 billion and $16.8 billion, respectively, and the fair value was $119 and $72, respectively. The change in value of the GMIB reinsurance agreement for the years ended December 31, 2006 and 2005, was an after-tax net gain (loss) of $(35) and $73, respectively. (Included in the 2006 amounts were changes in net policyholder behavior assumptions made by the Company during 2006 of $(39), after-tax.) (For a further discussion of the reinsurance agreement, see Note 17 Transactions with Affiliates.)

The total change in value for derivative-based strategies that do not qualify for hedge accounting treatment, including periodic derivative net coupon settlements, are reported in net realized capital gains (losses). For the years ended December 31, 2006 and 2005, these strategies resulted in the recognition of after-tax net gains (losses) of $(139) and $(95), respectively. For the year ended December 31, 2006, net realized capital losses were primarily driven by net losses on the Japanese fixed annuity hedging instruments and interest rate swaps used to manage portfolio duration primarily due to an increase in interest rates, and net losses on the reinsurance of GMIB and on GMWB related derivatives primarily due to liability model refinements and assumption updates reflecting in-force demographics, actuarial experience, and future expectations. For the year ended December 31, 2005, net realized capital losses were predominantly comprised of net losses on the Japanese fixed annuity hedging instruments primarily due to the weakening of the Yen in comparison to the U.S. dollar, as well as, an increase in Japanese interest rates.

As of December 31, 2006 and 2005, the after-tax deferred net gains (losses) on derivative instruments recorded in accumulated other comprehensive income (loss) ("AOCI") that are expected to be reclassified to earnings during the next twelve months are $(8) and $(1), respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate financial instruments) is twenty-four months. For the years ended December 31, 2006, 2005 and 2004, the Company had less than $1 of net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

For the year ended December 31, 2004, after-tax net gain (loss) representing ineffectiveness of cash-flow hedges was $(10) while ineffectiveness of fair-value hedges and net investment hedges were both less than $1.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in securities lending programs to generate additional income, whereby certain domestic fixed income securities are loaned for a specified period of time from the Company's portfolio to qualifying third parties, via two lending agents. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of securities lending programs, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2006 and 2005, the fair value of the loaned securities was approximately $1.6 billion and $745, respectively, and was included in fixed maturities in the consolidated balance sheets. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $2 and $1 for each of the years ended December 31, 2006 and 2005, respectively, which was included in net investment income.

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2006 and 2005, collateral pledged having a fair value of $441 and $281, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities and the collateral pledged at December 31, 2006 and 2005, were as follows:

                                                                2006      2005
--------------------------------------------------------------------------------
LOANED SECURITIES AND COLLATERAL PLEDGED
ABS                                                                 $3       $13
CMBS                                                               169       156
Corporate                                                        1,339       598
MBS                                                                152       138
Government/Government Agencies
 Foreign                                                             4        25
 United States                                                     327        95
                                                              --------  --------
                                                       TOTAL    $1,994    $1,025
                                                              --------  --------

As of December 31, 2006 and 2005, the Company had accepted collateral relating to securities lending programs and collateral arrangements consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $1.8 billion and $877, respectively. At December 31, 2006 and 2005, cash collateral of $1.6 billion and $785, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of such collateral has been sold or repledged at December 31, 2006 and 2005. As of December 31, 2006 and 2005, noncash collateral accepted was held in separate custodial accounts.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2006 and 2005, the fair value of securities on deposit was approximately $9 and $15, respectively.

NOTE 4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments.

For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts.

The Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument. Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

For mortgage loans on real estate, fair values were estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans.

Derivative instruments are reported at fair value based upon either pricing valuation models, which utilize market data inputs and that are obtained from independent third parties or independent broker quotations.

Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate. For further discussion of other policyholder funds and derivatives, see
Note 1.

Fair value of consumer notes is based on discounted cash flow calculations based on the current market rates.

The carrying amount and fair values of the Company's financial instruments as of December 31, 2006 and 2005 were as follows:

                                                                        2006                                 2005
                                                              CARRYING               FAIR          CARRYING               FAIR
                                                               AMOUNT                VALUE          AMOUNT                VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Fixed maturities                                               $45,340              $45,340         $43,242              $43,242
 Equity securities                                                  276                  276             311                  311
 Policy loans                                                     2,009                2,009           1,971                1,971
 Mortgage loans on real estate                                    2,631                2,619           1,355                1,348
 Other investments                                                  274                  274             156                  156
LIABILITIES
 Other policyholder funds and benefits payable (1)              $13,931              $13,186         $11,686              $11,273
 Consumer notes                                                     258                  260              --                   --
                                                              ---------            ---------       ---------            ---------

(1) Excludes universal life insurance contracts, including corporate owned life insurance.

NOTE 5. REINSURANCE

The Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2006 and 2005, the Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholder's equity.

In accordance with normal industry practice, Life is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2006 and 2005, the Company's policy for the largest amount of life insurance retained on any one life by any one of the life operations was approximately $5. In addition, the Company reinsures the majority of minimum death benefit guarantees as well as guaranteed minimum withdrawal benefits, on contracts issued prior to July 2003, offered in connection with its variable annuity contracts.

Insurance fees, earned premiums and other were comprised of the following:

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2006           2005           2004
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $4,360         $4,019         $3,834
Reinsurance assumed                        19             39             49
Reinsurance ceded                        (719)          (798)          (807)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER     3,660         $3,260         $3,076
                                     --------       --------       --------

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

    The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $241, $378, and $426 for the years ended December 31, 2006, 2005 and 2004, respectively. The Company also assumes reinsurance from other insurers.

    The Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $166, 130 and $133 in 2006, 2005 and 2004, respectively, and accident and health premium of $259, $221 and $230, respectively, to HLA.

NOTE 6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                       2006           2005           2004
--------------------------------------------------------------------------------
                                       $7,101         $6,453         $6,088
BALANCE, JANUARY 1
Capitalization                          1,351          1,226          1,375
Amortization -- Deferred policy
 acquisitions costs and present
 value of future profits               (1,033)          (945)          (825)
Amortization -- Unlock                   (142)            --             --
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other              57            367            (80)
Cumulative effect of accounting
 changes (SOP 03-1)                        --             --           (105)
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $7,334         $7,101         $6,453
                                     --------       --------       --------

Estimated future net amortization expense of present value of future profits for the succeeding five years is as follows.

FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
2007                                                                         $22
2008                                                                         $28
2009                                                                         $26
2010                                                                         $24
2011                                                                         $22

NOTE 7.  GOODWILL AND OTHER INTANGIBLE ASSETS

As of December 31, 2006 and December 31, 2005, the carrying amount of goodwill for the Company's Retail Products segment was $85 and for the Company's Individual Life segment was $101.

The Company's goodwill impairment test performed in accordance with SFAS No. 142 "Goodwill and Other Intangible Assets", resulted in no write-downs for the years ended December 31, 2006 and 2005.

For a discussion of present value of future profits that continue to be subject to amortization and aggregate amortization expense, see Note 6.

NOTE 8.  SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable portion of individual variable annuities, 401(k), institutional, governmental, private placement life and variable life insurance products within separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by the policyholder, are offset by the related liability changes within the same line item in the statement of income. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2006, 2005, and 2004 there were no gains or losses on transfers of assets from the general account to the separate account.

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal and income benefits. Guaranteed minimum death and income benefits are offered in various forms as described in the footnotes to the table below. The Company currently reinsures a significant portion of the death benefit guarantees associated with its in-force block of business. Changes in the gross guaranteed minimum death benefit ("GMDB") liability balance sold with annuity products are as follows:

                                                                    GMDB (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2006                               $ 158
Incurred                                                                130
Unlock                                                                  294
Paid                                                                   (106)
                                                                     ------
LIABILITY BALANCE AS OF DECEMBER 31, 2006                              $476
                                                                     ------

(1) The reinsurance recoverable asset related to the GMDB was $316 as of December 31, 2006.

                                                                    GMDB (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE UPON ADOPTION -- AS OF JANUARY 1, 2005              $ 174
Incurred                                                                123
Paid                                                                   (139)
                                                                     ------
LIABILITY BALANCE AS OF DECEMBER 31, 2005                              $158
                                                                     ------

(1) The reinsurance recoverable asset related to the GMDB $40 as of December 31, 2005.

The net GMDB liability is established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The GMDB liabilities are recorded in Future Policy Benefits on the Company's balance sheet. Changes in the GMDB liability are recorded in Benefits, Claims and Claims Adjustment Expenses in the Company's statement of income. In a manner consistent with the Company's accounting policy for deferred acquisition costs, the Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised as described in Note 1, the Company unlocked its assumptions related to GMDB during the fourth quarter of 2006.

The determination of the GMDB liabilities and related GMDB reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used to determine the GMDB liabilities as of December 31, 2006 and 2005:

- 1000 stochastically generated investment performance scenarios for all issue years

- For all issue years, the weighted average return is 8%; it varies by asset class with a low of 3% for cash and a high of 10% for aggressive equities.

- Discount rate of 7.5% for issue year 2002 & prior; discount rate of 7% for issue year 2003 & 2004 and discount rate of 5.6% for issue year 2005 and 2006.

- Volatilities also vary by asset class with a low of 1% for cash, a high of 12% for aggressive equities, and a weighted average of 11%.

- 100% of the Hartford experience mortality table was used for the mortality assumptions.

- Lapse rates by calendar year vary from a low of 8% to a high of 14%, with an average of 12%

The following table provides details concerning GMDB exposure:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2006

                                                                                         RETAINED NET        WEIGHTED AVERAGE
                                                         ACCOUNT       NET AMOUNT      AMOUNT                 ATTAINED AGE OF
MAXIMUM ANNIVERSARY VALUE (MAV) (1)                       VALUE          AT RISK            AT RISK              ANNUITANT
---------------------------------------------------------------------------------------------------------------------------------
MAV only                                                   $53,358        $3,664              $343                   65
With 5% rollup (2)                                           3,830           349                67                   63
With Earnings Protection Benefit Rider (EPB) (3)             5,576           471                77                   61
With 5% rollup & EPB                                         1,411           149                28                   63
Total MAV                                                   64,175         4,633               515
Asset Protection Benefit (APB) (4)                          36,710            61                32                   62
Lifetime Income Benefit (LIB) (5)                            4,045             9                 9                   61
Reset (6) (5-7 years)                                        6,862           243               243                   65
Return of Premium (7)/Other                                 10,015            28                25                   54
                                                 TOTAL    $121,807        $4,974              $824
                                                        ----------       -------             -----

(1) MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB: The death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB: The death benefit is the greatest of the current account value, net premiums paid, or a benefit amount that rachets over time, generally based on market performance.

(6) Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

(7) Return of premium: the death benefit is the greater of current account value and net premiums paid.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. In addition, the Company has introduced features, for contracts issued beginning in the fourth quarter of 2005, that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive. In this feature, in all cases the contract holder or their beneficiary will receive the GRB and the GRB is reset on an annual basis to the maximum anniversary account value subject to a cap.

Effective August 31, 2005, HLAI, a subsidiary of the Company, entered into a reinsurance agreement with HLIKK, a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders on its variable annuity business. Effective July 31, 2006, the portion of this reinsurance related to riders issued prior to April 1, 2005 was recaptured by HLIKK. (See Footnote 17 for additional disclosure concerning the recapture.)

The GMWB represents an embedded derivative in the variable annuity contracts that is required to be reported separately from the host variable annuity contract. The GMIB reinsurance represents a free-standing derivative. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB and GMIB obligations are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and stochastic techniques under a variety of market return scenarios are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; market volatility assumptions for each underlying index based on a blend of observed market "implied volatility" data and annualized standard deviations of monthly returns using the most recent 20 years of observed market performance; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions. In addition, management regularly evaluates the valuation model, incorporating emerging valuation techniques where appropriate, including drawing on the expertise of market participants and valuation experts.

As of December 31, 2006 and December 31, 2005, the embedded derivative asset recorded for GMWB, before reinsurance or hedging, was $53 and $8, respectively. During 2006, 2005 and 2004, the increase (decrease) in value of the GMWB, before reinsurance and hedging, reported in realized gains was $121, $(64) and $54, respectively. There were no payments made for the GMWB during 2006, 2005 or 2004.

Prior to September 2005, the risk of loss associated with GMWB was 100% reinsured to both external and related parties. During September 2005, the Company recaptured the reinsurance agreement with the related party. As of December 31, 2006 $37.3 billion, or 77% of account value representing substantially all of the contracts written after July 2003, with the GMWB feature, were unreinsured. In order to minimize the volatility associated with the unreinsured GMWB liabilities, the Company has established an alternative risk management strategy. As part of the recapture, the Company received derivative instruments used to hedge its unreinsured GMWB exposure including interest rate futures, Standard and Poor's ("S&P") 500 and NASDAQ index options and futures contracts and Europe, Australasia and Far East ("EAFE") Index swaps to hedge GMWB exposure to international equity markets. The GRB as of December 31, 2005 and 2005 was $37.8 billion and $31.8 billion, respectively

A contract is "in the money" if the contract holder's GRB is greater than the account value. For contracts that were "in the money" the Company's exposure, as of December 31, 2006, was $8. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $8.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                                                   AS OF
                                                               DECEMBER 31,
ASSET TYPE                                                         2006
--------------------------------------------------------------------------------
Equity securities                                                  $104,687
Cash and cash equivalents                                             8,931
                                                                -----------
                                                    TOTAL          $113,618
                                                                -----------

As of December 31, 2006, approximately 12% of the equity securities above were invested in fixed income securities through these funds and approximately 88% were invested in equity securities.

NOTE 9. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering certain of these bonuses is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Company's DAC unlock, the Company unlocked the amortization of the sales inducement asset. See Note 1, for more information concerning the DAC unlock.

Changes in deferred sales inducement activity were as follows for the years ended December 31,:

                                                         2006         2005
--------------------------------------------------------------------------------
Balance, beginning of period                              $355         $309
Sales inducements deferred                                  80           85
DAC Unlock                                                   4           --
Amortization charged to income                             (49  )       (39  )
                                                        ------  ---  ------
                                BALANCE, END OF PERIOD    $390         $355
                                                        ------       ------

NOTE 10. RESERVES FOR LOSSES AND LOSS ADJUSTMENT EXPENSES

As described in Note 1, the Company establishes reserves for losses and loss adjustment expenses on reported and unreported claims. These reserve estimates are based on known facts and interpretations of circumstances, and consideration of various internal factors including the Company's experience with similar cases, historical trends involving claim payment patterns, loss payments, pending levels of unpaid claims, loss control programs and product mix. In addition, the reserve estimates are influenced by consideration of various external factors including court decisions, economic conditions and public attitudes. The effects of inflation are implicitly considered in the reserving process.

The establishment of appropriate reserves, including reserves for catastrophes and asbestos and environmental claims, is inherently uncertain. The Company regularly updates its reserve estimates as new information becomes available and events unfold that may have an impact on unsettled claims. Changes in prior year reserve estimates, which may be material, are reflected in the results of operations in the period such changes are determined to be necessary.

The liability for future policy benefits and unpaid losses and loss adjustment expenses by segment/product is as follows:

                                                                2006      2005
--------------------------------------------------------------------------------
RETAIL
 Individual annuity -- variable                                   $474      $157
 Individual annuity -- fixed                                       371       575
 Other                                                              --        --
                                                              --------  --------
                                                TOTAL RETAIL       845       732
                                                              --------  --------
RETIREMENT PLANS
 401(k)                                                             67        56
 Governmental                                                      290       310
                                                              --------  --------
                                      TOTAL RETIREMENT PLANS       357       366
                                                              --------  --------
INSTITUTIONAL
 Structured settlements                                          3,230     2,839
 Institutional annuities                                         2,158     2,003
 SPIA                                                              206        --
 PPLI                                                              117        --
                                                              --------  --------
                                         TOTAL INSTITUTIONAL     5,711        --
                                                              --------  --------
INDIVIDUAL LIFE
 Variable universal life                                            16        15
 Universal life/other interest sensitive                            70        63
 Term insurance and other                                          489       458
                                                              --------  --------
Total Individual Life                                              575       536
                                                              --------  --------
Other                                                              721       810
                                                              --------  --------
                                                       TOTAL    $8,209    $7,406
                                                              --------  --------

The liability for other policyholder funds and benefits payable by segment/product is as follows:

                                                              2006       2005
--------------------------------------------------------------------------------
LIFE
RETAIL
 Individual annuity -- variable                                $5,675     $7,030
 Individual annuity -- fixed                                    9,326      9,260
 Other                                                              7          9
                                                            ---------  ---------
                                              TOTAL RETAIL     15,008     16,299
                                                            ---------  ---------
RETIREMENT PLANS
 401(k)                                                         1,257      1,181
 Governmental                                                   4,287      4,013
                                                            ---------  ---------
                                    TOTAL RETIREMENT PLANS      5,544      5,194
                                                            ---------  ---------

                                                              2006       2005
--------------------------------------------------------------------------------
INSTITUTIONAL
 Structured settlements                                         1,968      1,727
 Stable value/Funding agreements                                6,169      4,142
 GICs                                                           2,875      3,117
 SPIA                                                             141         --
 PPLI                                                             235        231
 Institutional annuities                                           13         11
                                                            ---------  ---------
                                       TOTAL INSTITUTIONAL     11,401      9,228
                                                            ---------  ---------
INDIVIDUAL LIFE
 Variable universal life                                          515        474
 Universal life/other interest sensitive                        4,117      3,793
 Other                                                            214        215
                                                            ---------  ---------
                                     TOTAL INDIVIDUAL LIFE      4,846      4,482
                                                            ---------  ---------
Other                                                           3,392      3,196
                                                            ---------  ---------
                                                TOTAL LIFE    $40,191    $38,399
                                                            ---------  ---------

NOTE 11. COMMITMENTS AND CONTINGENCIES

LITIGATION

The Hartford is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Hartford accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of The Hartford.

The Hartford is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with mutual funds and structured settlements. The Hartford also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh Inc. and Marsh & McLennan Companies, Inc. (collectively, "Marsh") alleging, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford was not joined as a defendant in the action, which has since settled. Since the filing of the NYAG Complaint, several private actions have been filed against the Company asserting claims arising from the allegations of the NYAG Complaint.

The Hartford is also a defendant in a multidistrict litigation in federal district court in New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to alleged conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company and various of its subsidiaries are named in both complaints. The actions assert, on behalf of a class of persons who purchased insurance through the broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits complaint, claims under ERISA arising from conduct similar to that alleged in the NYAG Complaint. The class period alleged is 1994 through the date of class certification, which has not yet occurred. The complaints seek treble damages, injunctive and declaratory relief, and attorneys' fees. On October 3, 2006, the court denied in part the defendants' motions to dismiss the two consolidated amended complaints but found the complaints deficient in other respects and ordered the plaintiffs to file supplemental pleadings. The plaintiffs' motions for class certification are pending. The Company also has been named in two similar actions filed in state courts, which the defendants have removed to federal court. Those actions currently are transferred to the court presiding over the multidistrict litigation. The Company disputes the allegations in all of these actions and intends to defend the actions vigorously. In addition, the Company was joined as a defendant in an action by the California Commissioner of Insurance alleging similar conduct by various insurers in connection with the sale of group benefits products. The Commissioner's action asserted claims under California insurance law and sought injunctive relief only. The Company has settled the Commissioner's action.

Additional complaints may be filed against the Company in various courts alleging claims under federal or state law arising from the conduct alleged in the NYAG Complaint. The Company's ultimate liability, if any, in the pending and possible future suits is highly uncertain and subject to contingencies that are not yet known, such as how many suits will be filed, in which courts they will be lodged, what claims they will assert, what the outcome of investigations by the New York Attorney General's Office and other regulatory agencies will be, the success of defenses that the Company may assert, and the amount of recoverable damages if liability is established. In the opinion of management, it is possible that an adverse outcome in one or more of these suits could have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

REGULATORY DEVELOPMENTS

In June 2004, the Company received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, the Company has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. Since the beginning of October 2004, the Company has received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Company may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. In addition, the Company has received a request for information from the New York Attorney General's Office concerning the Company's compensation arrangements in connection with the administration of workers compensation plans. The Company intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding broker compensation issues in its Property & Casualty and Group Benefits operations.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including the Company, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Company was not joined as a defendant in the action, which has since settled. Although no regulatory action has been initiated against the Company in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against the Company or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company.

On October 29, 2004, the New York Attorney General's Office informed the Company that the Attorney General is conducting an investigation with respect to the timing of the previously disclosed sale by Thomas Marra, a director and executive officer of the Company, of 217,074 shares of the Company's common stock on September 21, 2004. The sale occurred shortly after the issuance of two additional subpoenas dated September 17, 2004 by the New York Attorney General's Office. The Company has engaged outside counsel to review the circumstances related to the transaction and is fully cooperating with the New York Attorney General's Office. On the basis of the review, the Company has determined that Mr. Marra complied with the Company's applicable internal trading procedures and has found no indication that Mr. Marra was aware of the additional subpoenas at the time of the sale.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Company has received requests for information and subpoenas from the SEC, subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Company continues to cooperate fully with these regulators in these matters.

The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products, including single premium group annuities used in terminal and maturity funding programs. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. The Hartford continues to cooperate fully with these regulators in these matters.

On May 10, 2006, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office and the Connecticut Attorney General's Office to resolve the outstanding investigations by these parties regarding The Hartford's use of expense reimbursement agreements in its terminal and maturity funding group annuity line of business. Under the terms of the Agreement, The Hartford paid $20, of which $16.1 was paid to certain plan sponsors that purchased terminal or maturity funding annuities between January 1, 1998 and December 31, 2004, with the balance of $3.9 divided equally between the states of New York and Connecticut. Also pursuant to the terms of the Agreement, The Hartford accepted a three-year prohibition on the use of contingent compensation in its terminal and maturity funding group annuity line of business. The costs associated with the settlement had already been accounted for in reserves previously established by The Hartford.

On November 8, 2006, the SEC issued an Order setting forth the terms of a settlement reached with three subsidiaries of The Hartford that resolved the SEC's Division of Enforcement's investigation of aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. Under the terms of the settlement, The Hartford has paid $55 to mutual funds that participated in The Hartford program for directed brokerage in recognition of mutual fund sales, $40 of which represents disgorgement and $15 of which represents civil penalties. The costs associated with the settlement had already been accounted for in reserves previously established by The Hartford.

The SEC's Division of Enforcement and the New York Attorney General's office are investigating the Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and New York Attorney General's Office in these matters. The Hartford's mutual funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against the Hartford with respect to certain owners of older variable annuity contracts, the Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these contract owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.

To date, the SEC's and New York Attorney General's market timing investigations have not resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these matters. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83, after-tax, none of which was attributed to the Company, for the market timing matters. Hartford Life's reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that the Company may ultimately be liable for all or a portion of the ultimate cost to Hartford Life from these matters. However, the ultimate liability of the Company is not reasonably estimable at this time.

On June 23, 2005, the Company received a subpoena from the New York Attorney General's Office requesting information relating to purchases of the Company's variable annuity products, or exchanges of other products for the Company's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, the Company received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into the Company's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a sub-account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Company is cooperating fully with the New York Attorney General's Office in these matters.

On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the Connecticut Attorney General's Office in these matters.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $35, $35, and $36 for the years ended December 31, 2006, 2005 and 2004, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense for the facility located in Simsbury, Connecticut, which lease expires on December 31, 2009, amounted to approximately $27, $27 and $15 for the years ended December 31, 2006, 2005 and 2004, respectively.

Future minimum rental commitments on all operating leases are as follows:

2007                                                                         $32
2008                                                                          28
2009                                                                          24
2010                                                                          21
2011                                                                           4
Thereafter                                                                     4
                                                                          ------
                                                                   TOTAL    $113
                                                                          ------

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years. During 2004, the IRS completed its examination of the 1998-2001 tax years, and the IRS and the Company agreed upon all adjustments. As a result, during 2004 the Company booked a $191 tax benefit to reflect the impact of the audit settlement on tax years covered by the examination as well as all other tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for current year equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on known actual mutual fund distributions and fee income from The Hartford's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, appropriate levels of taxable income as well as the utilization of capital loss carry forwards at the mutual fund level.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to the actual FTC's passed through by the mutual funds.

UNFUNDED COMMITMENTS

At December 31, 2006, the Company has outstanding commitments totaling $798, of which $540 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of

Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty fund and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2006 and 2005, the liability balance was $4 and $15, respectively. As of December 31, 2006 and 2005, $13 and $13, respectively, related to premium tax offsets were included in other assets.

NOTE 12. INCOME TAX

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

Income tax expense (benefit) is as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                        2006         2005             2004
--------------------------------------------------------------------------------
Current                                  $115          $71             $(34)
Deferred                                  (12)         136               63
                                       ------       ------            -----
                   INCOME TAX EXPENSE    $103         $207              $29
                                       ------       ------            -----

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                            2006         2005         2004
--------------------------------------------------------------------------------
Tax provision at the U.S. federal
 statutory rate                              $292         $391         $354
Dividends received deduction                 (174)        (184)        (132)
IRS audit settlement                           --           --         (191)
Foreign related investments                   (10)          (2)          (2)
Other                                          (5)           2           --
                                           ------       ------       ------
                                    TOTAL    $103         $207          $29
                                           ------       ------       ------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2006            2005
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs and
 reserves                                              $568            $581
Investment-related items and other                      179              --
NOL carryover                                            --              13
Minimum tax credit                                      217             191
Foreign tax credit carryovers                             7              31
Other                                                    --              30
                       TOTAL DEFERRED TAX ASSETS        971             846
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition
 costs and reserves                                  (1,252)           (977)
Net unrealized gains on equity securities              (169)           (291)
Employee benefits                                       (39)            (15)
Investment related items and other                       --             (79)
Other                                                    (2)             --
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,462)         (1,362)
                                                  ---------       ---------
            TOTAL DEFERRED TAX ASSET/(LIABILITY)      $(491)          $(516)
                                                  ---------       ---------

The Company had current federal income tax (payable) receivable of $(78) and $199 as of December 31, 2006 and 2005, respectively.

In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes. Accordingly, no valuation allowance has been recorded.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account, which for tax return purposes was $88 as of December 31, 2005. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company distributed the entire balance in 2006 thereby permanently eliminating the potential tax of $31.

NOTE 13. DEBT

CONSUMER NOTES

On September 8, 2006, Hartford Life Insurance Company filed a shelf registration statement with the SEC (Registration Statement No. 333-137215), effective immediately, for the offering and sale of Hartford Life Income NotesSM and Hartford Life medium-term notes (collectively called "Consumer Notes"). There are no limitations on the ability to issue additional indebtedness in the form of Hartford Life Income NotesSM and Hartford Life medium-term notes.

Institutional Solutions Group began issuing Consumer Notes through its Retail Investor Notes Program in September 2006. A Consumer Note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. In addition, discount notes, amortizing notes and indexed notes may also be offered and issued. Consumer Notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer Notes are offered weekly with maturities up to 30 years and varying interest rates and may include a call provision. Certain Consumer Notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits equal to the greater of $1 or 1% of the aggregate principal amount of the notes and $250 thousand per individual, respectively. Derivative instruments will be utilized to hedge the Company's exposure to interest rate risk in accordance with Company policy.

As of December 31, 2006, $258 of Consumer Notes had been issued. These notes have interest rates ranging from 5.0% to 6.0% for fixed notes and consumer price index plus 175 basis points to 225 basis points for variable notes. The aggregate maturities of Consumer Notes are as follows: $230 in 2008, $10 in 2009, $18 in 2011. For the year ended December 31, 2006 interest credited to holders of Consumer Notes was $2.

NOTE 14. STATUTORY RESULTS

                                                     FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                              2006          2005          2004
--------------------------------------------------------------------------------
Statutory net income                            $419          $185          $536
                                             -------       -------       -------
Statutory capital and surplus                 $3,275        $3,034        $3,191
                                             -------       -------       -------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting policies. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2006, the maximum amount of statutory dividends which may be paid by the Company in 2007, without prior approval, is $549.

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

NOTE 15. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $22, $21 and $20 in 2006, 2005 and 2004, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to the Company for this plan was approximately $9, $8 and $8 for the years ended December 31, 2006, 2005 and 2004, respectively.

NOTE 16. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2005 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan.

The Hartford has two primary stock-based compensation plans which are described below. Shares issued in satisfaction of stock-based compensation may be made available from authorized but unissued shares, shares held by The Hartford in treasury or from shares purchased in the open market. The Hartford typically issues new shares in satisfaction of stock-based compensation. Hartford Life was allocated compensation expense of $30 million, $24 million and $16 million for the years ended December 31, 2006, 2005 and 2004, respectively. Hartford Life's income tax benefit recognized for stock-based compensation plans was $11, $8 and $6 for the years ended December 31, 2006, 2005 and 2004, respectively. Hartford Life did not capitalize any cost of stock-based compensation.

STOCK PLAN

In 2005, the shareholders of The Hartford approved The Hartford 2005 Incentive Stock Plan (the "2005 Stock Plan"), which superseded and replaced The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors. The terms of the 2005 Stock Plan are substantially similar to the terms of these superseded plans.

The 2005 Stock Plan provides for awards to be granted in the form of non-qualified or incentive stock options qualifying under Section 422 of the Internal Revenue Code, stock appreciation rights, restricted stock units, restricted stock, performance shares, or any combination of the foregoing.

The fair values of awards granted under the 2005 Stock Plan are measured as of the grant date and expensed ratably over the awards' vesting periods, generally three years. For stock option awards granted or modified in 2006 and later, the Company began expensing awards to retirement-eligible employees hired before January 1, 2002 immediately or over a period shorter than the stated vesting period because the employees receive accelerated vesting upon retirement and therefore the vesting period is considered non-substantive. For the year ended December 31, 2005, the Company would have recognized an immaterial increase in net income if it had been accelerating expense for all awards to retirement-eligible employees entitled to accelerated vesting. All awards provide for accelerated vesting upon a change in control of The Hartford as defined in the 2005 Stock Plan.

STOCK OPTION AWARDS

Under the 2005 Stock Plan, all options granted have an exercise price equal to the market price of The Hartford's common stock on the date of grant, and an option's maximum term is ten years. Certain options become exercisable over a three year period commencing one year from the date of grant, while certain other options become exercisable at the later of the three years from the date of grant or upon the attainment of specified market appreciation of The Hartford's common shares. For any year, no individual employee may receive an award of options for more than 1,000,000 shares. As of December 31, 2006, The Hartford had not issued any incentive stock options under any plans.

For all options granted or modified on or after January 1, 2004, The Hartford uses a hybrid lattice/Monte-Carlo based option valuation model (the "valuation model") that incorporates the possibility of early exercise of options into the valuation. The valuation model also incorporates The Hartford's historical termination and exercise experience to determine the option value. For these reasons, the Hartford believes the valuation model provides a fair value that is more representative of actual experience than the value calculated under the Black-Scholes model.

SHARE AWARDS

Share awards are valued equal to the market price of The Hartford's common stock on the date of grant, less a discount for those awards that do not provide for dividends during the vesting period. Share awards granted under the 2005 Plan and outstanding include restricted stock units, restricted stock and performance shares. Generally, restricted stock units vest after three years and restricted stock vests in three to five years. Performance shares become payable within a range of 0% to 200% of the number of shares initially granted based upon the attainment of specific performance goals achieved over a specified period, generally three years. The maximum award of restricted stock units, restricted stock or performance shares for any individual employee in any year is 200,000 shares or units.

EMPLOYEE STOCK PURCHASE PLAN

In 1996, The Hartford established The Hartford Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of The Hartford may purchase common stock of The Hartford at a 15% discount from the lower of the closing market price at the beginning or end of the quarterly offering period. Employees purchase a variable number of shares of stock through payroll deductions elected as of the beginning of the quarter. The fair value is estimated based on the 15% discount off of the beginning stock price plus the value of three-month European call and put options on shares of stock at the beginning stock price calculated using the Black-Scholes model.

NOTE 17. TRANSACTIONS WITH AFFILIATES

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. As of December 31, 2006 and 2005, the Company had $1.5 billion and $1.3 billion, respectively, of reserves for claim annuities purchased by affiliated entities. For the year ended December 31, 2006, 2005, and 2004, the Company recorded earned premiums of $69, $89, and $76 for these intercompany claim annuities. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

Effective July 7, 2003, the Company and its subsidiary, Hartford Life and Annuity Insurance Company ("HLAI") entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, both the Company and HLAI automatically ceded 100% of the GMWB's incurred on variable annuity contracts issued between July 7, 2003 through September 2005 that were otherwise not reinsured. The Company and HLAI, in total, ceded approximately $120 of premiums to HLA during this period. During September 2005, the Company and HLAI recaptured this indemnity reinsurance arrangement from HLA. The Company and HLAI, combined, paid cash of $63, received hedging assets with a fair value of $182 and extinguished a reinsurance recoverable liability of $36, resulting in a capital contribution of $117.

During the third quarter of 2004, Hartford Life introduced fixed MVA annuity products to provide a diversified product portfolio to customers in Japan. The yen based MVA product is written by HLIKK, a wholly owned Japanese subsidiary of Hartford Life and subsequently reinsured to the Company. As of December 31, 2006, $1.7 billion of the account value had been assumed by the Company.

Effective August 31, 2005, HLAI entered into a reinsurance agreement with HLIKK (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date HLAI received fees collected since inception by HLIKK related to the in-force riders of $25.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered reinsurance premium structure was implemented. On the date of the recapture, HLAI forgave the reinsurance derivative asset of $110 and paid HLIKK $38. The net result of the recapture was recorded as a dividend of $93, after-tax. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by HLAI.

While the form of the Reinsurance Agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the Reinsurance Agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in earnings. The methodology for calculating the value of the reinsurance derivative is consistent with the methodology used by the Company in valuing the guaranteed minimum withdrawal benefit rider sold with U.S. variable annuities. The calculation uses risk neutral Japanese capital market assumptions and includes estimates for dynamic policyholder behavior. The resulting reinsurance derivative value in Japanese Yen is converted to U.S. dollars at the spot rate. Should actual policyholder behavior or capital markets experience emerge differently from these estimates, the resulting impact on the value of the reinsurance derivative could be material to the results of operations.

The initial fair value of the derivative associated with new business will be recorded as an in substance capital contribution or distribution between these related parties. As of December 31, 2006 and 2005, the fair value of the reinsurance derivative was an asset of $119 and $72, respectively. During the year ended December 31, 2006, the Company recorded a net capital contribution of $74 (including the net result of the recapture) and a pre-tax realized loss of $53, representing the change in fair value of the reinsurance derivative. (Included in the 2006 pre-tax loss amounts was a net $60 of losses related to changes in policyholder behavior assumptions and modeling refinements made by the Company during the year ended December 31, 2006.) During the year ended December 31, 2005, the Company recorded a net capital contribution of $2 and a pre-tax realized gain of $113, representing the change in fair value of the reinsurance derivative.

The contracts underlying the GMIB reinsurance contract are "in the money" if the contract holder's guaranteed remaining balance ("GRB") is greater than the account value. For contracts that were "in the money" the Company's exposure, as of December 31, 2006 and 2005, was $0 and $1, respectively. However, the only way the contract holder can monetize the excess of the GRB over the account value of the contract is upon annuitization and the amount to be paid by the Company will be in the form of a lump sum, or alternatively, over the annuity period. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis, the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more than $0.

The Reinsurance Agreement for GMDB business is accounted for under SOP 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". As of December 31, 2006 the liability for the assumed reinsurance of the GMDB and the net amount at risk was immaterial.

The Company has issued a guarantee to retirees and vested terminated employees (Retirees) of The Hartford Retirement Plan for U.S. Employees (the Plan) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

NOTE 18. QUARTERLY RESULTS FOR 2006 AND 2005 (UNAUDITED)

                                                                      THREE MONTHS ENDED
                                 MARCH 31,                   JUNE 30,                  SEPTEMBER 30,               DECEMBER 31,
                            2006          2005          2006          2005          2006          2005          2006          2005
------------------------------------------------------------------------------------------------------------------------------------
Revenues                    $1,623        $1,440        $1,272        $1,400        $1,523        $1,521        $1,671        $1,543
Benefits, claims and
 expenses                    1,286         1,118         1,198         1,172         1,259         1,210         1,512         1,275
Net income                     259           241            93           180           231           247           148           248
                           -------       -------       -------       -------       -------       -------       -------       -------

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A & B of this Registration Statement.
(b)    (1)    (a) Resolution of the Board of Directors of Hartford Life
              Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)    (1)    (b) Resolution of the Board of Directors of Hartford Life
              Insurance Company ("Hartford") authorizing the re-designation of the Separate Account.(2)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(3)
       (3)    (b) Form of Dealer Agreement.(3)
       (4)    (a) Form of Individual Flexible Premium Variable Annuity
              Contract.(1)
       (5)    Form of Application.(1)
       (6)    (a) Certificate of Incorporation of Hartford.(4)
              (b) Bylaws of Hartford.(5)
       (7)    Form of Reinsurance Agreement.(6)
       (8)    Form of Fund Participation Agreement.(7)
       (9)    Opinion and Consent of Richard J. Wirth, Senior Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 333-69439, filed on April 9, 2001.

(3) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(4) Incorporated by reference to Post Effective Amendment No. 6, to the Registration Statement File No. 333-66343, dated February 8, 2001.

(5) Incorporated by reference to Post Effective Amendment No. 12, to the Registration Statement File No. 333-69485, dated April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed on April 12, 1999.

(7) Incorporated by reference to Post Effective Amendment No. 2, to the Registration Statement File No. 333-91921, filed on April 25, 2000.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Daniel A. Andriola                  Vice President
Robert Arena                        Senior Vice President
Simpa Baiye                         Assistant Actuary
Lynn R. Banziruk                    Assistant Vice President
David G. Bedard                     Senior Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Chris Chaia                         Assistant Vice President
Kathleen C. Ciullo                  Vice President
Henry Collie                        Assistant Actuary
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Joseph G. Eck                       Vice President
Stephen J. Ellis                    Assistant Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Christopher M. Grinnell             Assistant Vice President
Susan M. Hess                       Assistant Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Edward Jaworski                     Assistant Vice President
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Senior Vice President, Director*
Thomas P. Kalmbach                  Vice President and Actuary
John F. Kennedy                     Assistant Vice President
Paula Knake                         Assistant Vice President
Diane Krajewski                     Assistant Vice President
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Alice Longworth                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Joseph F. Mahoney                   Vice President
Thomas M. Marra                     President, Chief Executive Officer and Chairman of the Board, Director*
Kenneth A. McCullum                 Senior Vice President and Actuary
Ernest M. McNeill, Jr.              Senior Vice President and Chief Accounting Officer*
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Jamie Ohl                           Vice President
John J. Pacheco, Jr.                Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Sharon Roberts                      Vice President
Stephen Roche                       Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Assistant Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
James E. Trimble                    Senior Vice President and Chief Actuary
Charles N. Vest                     Vice President and Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Executive Vice President, Director*
Richard J. Wirth                    Assistant Vice President
Neal S. Wolin                       Executive Vice President and General Counsel
Lizabeth H. Zlatkus                 Executive Vice President, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-119414, filed on April 9, 2007.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of January 31, 2007, there were 120,368 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

     Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

       1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

       2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

     In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

     Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the

     Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     Hart Life Insurance Company - Separate Account One

     Hart Life Insurance Company - Separate Account Two

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account Two

       (b) Directors and Officers of HSD

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Tamara L. Fagely                Chief Financial Officer
Stephen T. Joyce                Senior Vice President
Thomas M. Marra                 Director
Martin A. Swanson               Vice President
John C. Walters                 Chief Executive Officer, Director
William Wilcox                  Chief Legal Officer, Chief Compliance Officer and Secretary

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 9th day of April, 2007.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TEN
(Registrant)

By:    Thomas M. Marra                      *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       Thomas M. Marra,                            Richard J. Wirth
       President, Chief Executive Officer          Attorney-In-Fact
       and Chairman of the Board*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Thomas M. Marra
       -----------------------------------
       Thomas M. Marra,
       President, Chief Executive Officer
       and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Stephen T. Joyce, Senior Vice President, Director*                 *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
Glenn D. Lammey, Chief Financial Officer, Executive Vice                  Richard J. Wirth
 President, Director*                                                     Attorney-In-Fact
                                                                   Date:  April 9, 2007

333-50467

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Richard J. Wirth, Senior Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.